 SEC Registration Nos.
Nos. 811-10045 and 333-44064

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 33            XX

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT ACT OF 1940

Amendment No. 36                         XX

Calvert Impact Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number: (301) 951-4800

William M. Tartikoff
4550 Montgomery Avenue
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

 It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
X	on January 31, 2013 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

January 31, 2013

	Class (Ticker)			
Calvert Signature Strategies®				
Calvert Balanced Portfolio	**A** (CSIFX)	**B** (CSLBX)	**C** (CSGCX)	
Calvert Equity Portfolio	**A** (CSIEX)	**B** (CSEBX)	**C** (CSECX)	**Y** (CIEYX)
Calvert Social Index Fund	**A** (CSXAX)	**B** (CSXBX)	**C** (CSXCX)	**Y** (CISYX)
Calvert Large Cap Core Portfolio	**A** (CMIFX)	**B** (CDXBX)	**C** (CMICX)	
Calvert Capital Accumulation Fund	**A** (CCAFX)	**B** (CWCBX)	**C** (CCACX)	**Y** (CCAYX)
Calvert International Equity Fund	**A** (CWVGX)	**B** (CWVBX)	**C** (CWVCX)	**Y** (CWEYX)
Calvert International Opportunities Fund	**A** (CIOAX)		**C** (COICX)	**Y** (CWVYX)
Calvert Small Cap Fund	**A** (CCVAX)	**B** (CSCBX)	**C** (CSCCX)	
Calvert Solution Strategies®				
Calvert Global Alternative Energy Fund	**A** (CGAEX)		**C** (CGACX)	**Y** (CGAYX)
Calvert Global Water Fund	**A** (CFWAX)		**C** (CFWCX)	**Y** (CFWYX)
Calvert Emerging Markets Equity Fund	**A** (CVMAX)		**C** (CVMCX)	**Y** (CVMYX)
Calvert SAGE Strategies™				
Calvert Large Cap Value Fund	**A** (CLVAX)		**C** (CLVCX)	**Y** (CLVYX)
Calvert Equity Income Fund	**A** (CEIAX)		**C** (CEICX)	**Y** (CEIYX)
Calvert Asset Allocation Funds				
Calvert Conservative Allocation Fund	**A** (CCLAX)		**C** (CALCX)	
Calvert Moderate Allocation Fund	**A** (CMAAX)		**C** (CMACX)	
Calvert Aggressive Allocation Fund	**A** (CAAAX)		**C** (CAACX)	

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

		Page
FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks, past performance, and purchase and sale procedures.)	1
Calvert Signature Strategies®		
Calvert Balanced Portfolio		1
Calvert Equity Portfolio		5
Calvert Social Index Fund		9
Calvert Large Cap Core Portfolio		13
Calvert Capital Accumulation Fund		16
Calvert International Equity Fund		20
Calvert International Opportunities Fund		24
Calvert Small Cap Fund		28
Calvert Solution Strategies®		
Calvert Global Alternative Energy Fund		31
Calvert Global Water Fund		35
Calvert Emerging Markets Equity Fund		39
Calvert SAGE Strategies™		
Calvert Large Cap Value Fund		42
Calvert Equity Income Fund		46
Calvert Asset Allocation Funds		
Calvert Conservative Allocation Fund		50
Calvert Moderate Allocation Fund		54
Calvert Aggressive Allocation Fund		58
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		62
Tax Information		62
Payments to Broker/Dealers and Other Financial Intermediaries		62
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	63
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	66
Description of Alternative Energy Indices		71
Description of Water Indices		72
Fund of Funds Structure		72
Portfolio Holdings		73
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	73
Calvert Signature Strategies®

Page
Investment Selection Process		73
Sustainable and Socially Responsible Investment Criteria		73
Shareholder Advocacy and Corporate Responsibility		76
Calvert Solution Strategies®		
Investment Selection Process		77
Sustainable and Socially Responsible Investment Criteria		77
Calvert SAGE Strategies™		
Investment Selection Process		79
Sustainable and Responsible Investment		80
SAGE™ Enhanced Engagement Strategy		80
Calvert Asset Allocation Funds		
Investment Selection Process; Sustainable and Socially Responsible Investment Criteria		81
Special Investment Programs		81
High Social Impact Investments		81
Special Equities		82
Manager Discovery Program		82
MANAGEMENT OF FUND INVESTMENTS	(This section provides details on Fund investment managers.)	82
About Calvert		82
More Information about the Advisor, Subadvisors and Portfolio Managers		83
Advisory Fees		88
Consulting Fees		88
SHAREHOLDER INFORMATION	(This section provides details on how to purchase and sell Fund shares, how shares are valued, and information on dividends, distributions and taxes.)	89
How to Buy Shares		89
Getting Started – Before You Open an Account		89
Choosing a Share Class		89
Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges		92
Reduced Sales Charges (sales load breakpoints/discount)		92
Reinstatement Privilege		95
Distribution and Service Fees		95
Service Fees and Arrangements with Broker/Dealers		95
How to Open an Account		96
Subsequent Investments		97
How Shares are Priced		97
When Your Account will be Credited		98
How to Sell Shares		99
Other Calvert Features/Policies (Exchanges, Market Timing Policy, etc.)		101
Dividends, Capital Gains and Taxes		103
DESCRIPTION OF UNDERLYING FUNDS	(This section describes underlying Calvert funds in which the Asset Allocation Funds invest.)	105
SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS	(This section provides information about sustainable and socially responsible investing by underlying Calvert funds in which the Asset Allocation Funds invest.)	108

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 58 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	5.00%	1.00%
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.70%	0.70%	0.70%
Distribution and service (12b-1) fees	0.23%	1.00%	1.00%
Other expenses	0.29%	0.53%	0.35%
Acquired fund fees and expenses	0.02%	0.02%	0.02%
Total annual fund operating expenses	1.24%	2.25%	2.07%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$595	$850	$1,124	$1,904
Class B
Expenses assuming	$728	$1,103	$1,405	$2,330
redemption
Expenses assuming no
redemption	$228	$703	$1,205	$2,330
Class C
Expenses assuming	$310	$649	$1,114	$2,400
redemption
Expenses assuming no	$210	$649	$1,114	$2,400
redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations ("CMOs")) and other asset-backed securities ("ABS"). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in repurchase agreements.

An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable credit quality. The Fund may also invest in unrated debt securities.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 1

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 2

U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.47%
Worst Quarter (of periods shown)	12/31/08	-18.24%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/12) (with maximum sales
charge deducted)	1 Year	5 Years	10 Years
Class A:
Return before taxes	5.57%	1.25%	4.73%
Return after taxes on distributions	5.45%	0.98%	4.32%
Return after taxes on distributions and	3.79%	0.95%	3.98%
sale of Fund shares
Class B	4.73%	1.02%	4.19%
Class C	8.91%	1.36%	4.28%
Russell 1000 Index	16.42%	1.92%	7.52%
(reflects no deduction for fees, expenses
or taxes)
Balanced Composite Index*	13.60%	4.21%	7.01%
(reflects no deduction for fees, expenses
or taxes)
Lipper Mixed-Asset Target Allocation	12.63%	1.72%	6.48%
Growth Funds Avg.
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 3

* The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Allocation of Assets and Portfolio Managers:

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since September 2008
Chief Investment
Officer - Equities,
Calvert

Fixed-Income Investments:
Portfolio Manager	Title	Length of Time
Name		Managing Fund
Matthew Duch	Vice President,	Since September 2011
Portfolio Manager,
Calvert

Michael Abramo	Vice President,	Since January 2013
Portfolio Manager,
Calvert

Vishal Khanduja, CFA	Portfolio Manager,	Since January 2013
Calvert

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC (“New Amsterdam”) and Profit Investment Management (“Profit”) (each a "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Michelle Clayman,	Managing Partner,	Since June 2004
CFA	Chief Investment
Officer, New
Amsterdam

Nathaniel Paull, CFA	Partner, Senior Portfolio	Since June 2004
Manager, New Amsterdam

Eugene A. Profit	Chief Executive	Since October 2002
Officer, Profit

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS, 330 West 9th
Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 4

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation and which meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 58 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge	4.75%	None	None	None
(load) on purchases (as a %
of offering price)
Maximum deferred sales	None	5.00%	1.00%	None
charge (load) (as a % of
amount purchased or
redeemed, whichever is
lower) [1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	0.70%	0.70%	0.70%	0.70%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.26%	0.39%	0.24%	0.12%
Acquired fund fees and	0.01%	0.01%	0.01%	0.01%
expenses
Total annual fund operating	1.22%	2.10%	1.95%	0.83%
expenses

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$593	$844	$1,113	$1,882
Class B
Expenses assuming	$713	$1,058	$1,329	$2,206
redemption
Expenses assuming no
redemption	$213	$658	$1,129	$2,206
Class C
Expenses assuming	$298	$612	$1,052	$2,275
redemption
Expenses assuming no	$198	$612	$1,052	$2,275
redemption
Class Y	$85	$265	$460	$1,025

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of its portfolio’s average value.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 5

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index. As of December 31, 2012, the market capitalization of the S&P 500 Index companies ranged from $1.63 billion to $500 billion with a weighted median level of $56.8 billion and a weighted average level of $106.1 billion. The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 6

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	17.97%
Worst Quarter (of periods shown)	12/31/08	-24.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/12) (with maximum sales
charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	10.04%	1.64%	5.97%
Return after taxes on distributions	10.01%	1.24%	5.57%
Return after taxes on distributions and	6.56%	1.30%	5.17%
sale of Fund shares
Class B	9.49%	1.53%	5.57%
Class C	13.69%	1.85%	5.67%
Class Y	15.96%	2.93%	6.64%
S&P 500 Index	16.00%	1.66%	7.10%
(reflects no deduction for fees, expenses
or taxes)
Lipper Large-Cap Growth Funds Avg.	15.26%	1.19%	6.67%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital” or "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Richard B. England,	Managing Director -	Since July 2006
CFA	Equities and Principal,
Atlanta Capital

Paul J. Marshall, CFA	Vice President and	Since March 2009
Principal, Atlanta Capital

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS, 330 West 9th
Mail:	Street, Kansas City, MO 64105-1514

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 7

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 8

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks. This objective may be changed by the Fund's Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 58 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge	4.75%	None	None	None
(load) on purchases (as a %
of offering price)
Maximum deferred sales	None	5.00%	1.00%	None
charge (load) (as a % of
amount purchased or
redeemed, whichever is
lower) [1]
Redemption fee (as a %	2.00%	2.00%	2.00%	2.00%
of amount redeemed or
exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)

	Class A	Class B	Class C	Class Y

Management fees	0.40%	0.40%	0.40%	0.40%

Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees

Other expenses	0.46%	0.98%	0.49%	0.46%

Total annual fund operating	1.11%	2.38%	1.89%	0.86%
expenses

Less fee waiver and/or expense	(0.36%)	(0.63%)	(0.14%)	(0.26%)
reimbursement [2]

Net expenses	0.75%	1.75%	1.75%	0.60%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 0.75% for Class A, 1.75% for Class B, 1.75% for Class C, and 0.60% for Class Y. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$548	$777	$1,024	$1,732
Class B
Expenses assuming
redemption	$678	$1,082	$1,413	$2,349
Expenses assuming no	$178	$682	$1,213	$2,349
redemption
Class C
Expenses assuming	$278	$580	$1,008	$2,200
redemption
Expenses assuming no	$178	$580	$1,008	$2,200
redemption
Class Y	$61	$248	$451	$1,037

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of its portfolio’s average value.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 9

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the “Dow Jones TMI”). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2012, the market capitalization of the Calvert Social Index companies ranged from $838 million to $500 billion, with a weighted median level of $38.3 billion and a weighted average level of $94.2 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2012, there were 675 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert’s evaluation of an issuer’s conduct relative to the sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund’s sustainable and socially responsible investment criteria are described in this Prospectus under “About Sustainable and Socially Responsible Investing.” Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to July 13, 2012 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 10

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.19%
Worst Quarter (of periods shown)	12/31/08	-25.52%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/12) (with maximum
sales charge deducted)	1 Year	5 Years	10 Years
Class A:
Return before taxes	11.52%	0.19%	5.21%
Return after taxes on distributions	11.34%	0.04%	5.06%
Return after taxes on distributions	7.74%	0.14%	4.54%
and sale of Fund shares
Class B	10.90%	-0.02%	4.68%
Class C	15.02%	0.19%	4.69%
Class Y	17.13%	1.19%	5.73%
Calvert Social Index	18.00%	2.44%	6.77%
(reflects no deduction for fees,
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.	15.09%	0.98%	7.42%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President,	Since December 2012
Chief Investment
Officer - Equities,
Calvert

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS, 330 West 9th
Mail:	Street, Kansas City, MO 64105-1514

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 11

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 12

INVESTMENT OBJECTIVE

The Fund seeks to provide a total return which exceeds the total return of the Russell 1000 Index over a market cycle through investment in securities that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 58 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load)	None	5.00%	1.00%
(as a % of amount purchased or
redeemed, whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class B	Class C
Management fees	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.40%	1.20%	0.51%
Total annual fund operating expenses	1.40%	2.95%	2.26%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$611	$897	$1,204	$2,075
Class B
Expenses assuming	$798	$1,313	$1,752	$2,904
redemption
Expenses assuming no	$298	$913	$1,552	$2,904
redemption
Class C
Expenses assuming	$329	$706	$1,210	$2,595
redemption
Expenses assuming no	$229	$706	$1,210	$2,595
redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility investment factors, using quantitative, fundamental, and macro-economic insights that are designed to identify stocks with the greatest potential to outperform the market. Insights from this stock selection process are enhanced by the Advisor’s fundamental investment research, which seeks to add value by integrating traditional fundamental investment analysis with the Advisor’s proprietary views on critical environmental, sustainability and governance issues. The portfolio construction process seeks to maximize the benefit of these insights while controlling the Fund’s risk profile relative to its benchmark, the Russell 1000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process or if it contributes disproportionately to portfolio risk.

The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies.

*Formerly named Calvert Enhanced Equity Portfolio.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 13

The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on the float-adjusted market capitalization of the index constituents. The Russell 1000 Index is adjusted, or reconstituted, annually. As of December 31, 2012, the market capitalization of the Russell 1000 Index ranged from $317 million to $500 billion with a weighted median level of $42.9 billion and a weighted average level of $94.3 billion. Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Advisor rebalances the Fund as market conditions warrant while attempting to minimize transaction costs and adhere to its long-term investment objective.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 14

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/12) (with maximum
sales charge deducted)	1 Year	5 Years	10 Years
Class A:
Return before taxes	8.94%	0.05%	4.66%
Return after taxes on distributions	8.80%	-0.09%	4.37%
Return after taxes on distributions	6.00%	0.01%	4.04%
and sale of Fund shares
Class B	7.85%	-0.47%	4.01%
Class C	12.41%	0.12%	4.24%
Russell 1000 Index	16.42%	1.92%	7.52%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Core Funds Avg.	14.95%	0.68%	6.51%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio Manager		Length of Time
Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment	Since June 2009
Officer - Equities, Calvert

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$5,000	$250
IRA Accounts	$2,000	$250

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert. com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS, 330 West 9th
Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 15

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None	None
purchases (as a % of offering price)

Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount
purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%	2.00%
redeemed or exchanged within 30
days of purchase)

Annual Fund Operating Expenses (expenses that you pay each
year as a % of the value of your investment)

	Class A	Class B	Class C	Class Y
Management fees	0.90%	0.90%	0.90%	0.90%
Distribution and service	0.25%	1.00%	1.00%	None
(12b-1) fees
Other expenses	0.38%	0.90%	0.43%	0.39%
Total annual fund operating	1.53%	2.80%	2.33%	1.29%
expenses

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$623	$935	$1,270	$2,212
Class B
Expenses assuming	$783	$1,268	$1,679	$2,824
redemption
Expenses assuming no	$283	$868	$1,479	$2,824
redemption
Class C
Expenses assuming
redemption	$336	$727	$1,245	$2,666
Expenses assuming no	$236	$727	$1,245	$2,666
redemption
Class Y	$131	$409	$708	$1,556

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. As of December 31, 2012, the market capitalization of the Russell Midcap Growth Index companies ranged from $337 million to $21.2 billion with a weighted median level of $8.8 billion and a weighted average level of $9.3 billion. The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 16

The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund..

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 1/31/11 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 17

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	16.97%
Worst Quarter (of periods shown)	12/31/08	-25.22%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns (as
of 12/31/12) (with maximum sales
charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	10.33%	3.81%	7.06%
Return after taxes on distributions	9.32%	3.42%	6.83%
Return after taxes on distributions	8.06%	3.26%	6.23%
and sale of Fund shares
Class B	9.36%	3.48%	6.50%
Class C	13.95%	3.98%	6.72%
Class Y	16.09%	4.90%	7.62%
Russell Midcap Growth Index	15.81%	3.23%	10.32%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mid-Cap Core Funds Avg.	15.59%	2.23%	8.89%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")
Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam” or "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Michelle Clayman,	Managing Partner,	Since September 2005
CFA	Chief Investment
Officer, New
Amsterdam

Nathaniel Paull, CFA	Partner, Senior	Since September 2005
Portfolio Manager,
New Amsterdam

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 18

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 19

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C	Class Y
Maximum sales charge (load)	4.75%	None	None	None
on purchases (as a % of offering
price)
Maximum deferred sales charge	None	5.00%	1.00%	None
(load) (as a % of amount pur-
chased or redeemed, whichever
is lower) [1]
Redemption fee (as a % of	2.00%	2.00%	2.00%	2.00%
amount redeemed or exchanged
within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class B	Class C	Class Y
Management fees	1.10%	1.10%	1.10%	1.10%
Distribution and service (12b-1)	0.25%	1.00%	1.00%	None
fees
Other expenses	0.49%	1.08%	0.62%	0.36%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%
Total annual fund operating	1.86%	3.20%	2.74%	1.48%
expenses
Less fee waiver and/or expense	—	—	—	(0.07%)
reimbursement [2]
Net expenses	—	—	—	1.41%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class Y to 1.39% through January 31, 2014. These expense limitations do not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$655	$1,032	$1,433	$2,551
Class B
Expenses assuming	$823	$1,386	$1,874	$3,194
redemption
Expenses assuming no
redemption	$323	$986	$1,674	$3,194
Class C
Expenses assuming	$377	$850	$1,450	$3,070
redemption
Expenses assuming no
redemption	$277	$850	$1,450	$3,070
Class Y	$144	$461	$801	$1,762

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of its portfolio’s average value.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 20

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Global Investable Market Index (“IMI”). As of December 31, 2012, the market capitalization of the MSCI EAFE IMI companies ranged from $47 million to $225 billion with a weighted median level of $28.3 billion an a weighted average level of $51.5 billion. MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and each Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor's or Subadvisors' respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portions of the portfolio managed by the Advisor and each Subadvisor may cause the Fund to under-perform.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 21

These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor's and each Subadvisor's investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time to that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	23.55%
Worst Quarter (of periods shown)	12/31/08	-24.02%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/12) (with maximum sales
charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	11.99%	-7.79%	3.75%
Return after taxes on distributions	11.99%	-7.75%	3.35%
Return after taxes on distributions	8.10%	-6.26%	3.42%
and sale of Fund shares
Class B	11.21%	-8.15%	3.09%
Class C	15.56%	-7.71%	3.35%
Class Y	18.04%	-6.55%	4.44%
MSCI EAFE IMI	18.20%	-2.90%	9.08%
(reflects no deduction for fees,
expenses or taxes)
Lipper International Multi-Cap Growth	18.03%	-3.03%	8.72%
Funds Avg.
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 22

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since December 2009
Chief Investment
Officer – Equities,
Calvert

Investment Subadvisors. Thornburg Investment Management, Inc. (“Thornburg”) and Martin Currie, Inc. (“Martin Currie”) (each a "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
William V. Fries,	Co-Portfolio Manager,	Since December 2009
CFA	Managing Director,
Thornburg

Wendy Trevisani	Co-Portfolio Manager,	Since December 2009
Managing Director,
Thornburg

Lei “Rocky” Wang,	Co-Portfolio Manager,	Since December 2009
CFA	Managing Director,
Thornburg

David Sheasby	Portfolio Manager,	Since December 2009
Global Equities and Head of
ESG, Martin Currie

Christine	Director, Portfolio	Since December 2009
Montgomery	Manager, Martin
Currie

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under “Choosing a Share Class” on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544, Kansas
tion):	City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 23

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	1.15%	1.15%	1.15%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.95%	1.50%	1.34%
Total annual fund operating expenses	2.35%	3.65%	2.49%
Less fee waiver and/or expense reimburse-	(0.69%)	(1.15%)	(1.08%)
ment [2]
Net expenses	1.66%	2.50%	1.41%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2014. Direct net operating expenses will not exceed 1.66% for Class A, 2.50% for Class C, and 1.41% for Class Y. Calvert has further agreed to contractually limit direct net actual fund operating expenses for Class Y to 3.00% through January 31, 2023. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$636	$1,111	$1,611	$2,983
Class C
Expenses assuming	$353	$1,012	$1,791	$3,832
redemption
Expenses assuming no	$253	$1,012	$1,791	$3,832
redemption
Class Y	$144	$672	$1,228	$2,744

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index. As of December 31, 2012, the market capitalization of the MSCI EAFE SMID companies ranged from $43 million to $41 billion with a weighted median level of $3.6 billion and a weighted average level of $4.6 billion. MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quar-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 24

ters. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries) if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a predetermined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations between the Subadvisors depending on market conditions, the Subadvisors' respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets between the portion of the portfolio managed by each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 25

of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by a Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors' investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to 10/31/08 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	24.05%
Worst Quarter (of periods shown)	12/31/08	-24.15%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 26

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum			Inception
sales charge deducted, if any)	1 Year	5 Years	(5/31/07)
Class A:
Return before taxes	19.05%	-3.55%	-2.60%
Return after taxes on	18.99%	-3.58%	-2.62%
distributions
Return after taxes on distributions	12.82%	-2.93%	-2.13%
and sale of Fund shares
Class Y	25.25%	-2.44%	-1.59%
MSCI EAFE SMID Index	19.43%	-1.71%	-2.89%
(reflects no deduction for fees,
expenses or taxes)
Lipper International Small/Mid-	19.82%	-1.54%	-2.62%
Cap Core Funds Avg.
(reflects no deduction for taxes)

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(7/31/07)
Class C	22.83%	-3.42%	-2.29%
MSCI EAFE SMID Index	19.43%	-1.71%	-2.62%
(reflects no deduction for fees,
expenses or taxes)
Lipper International Small/Mid-	19.82%	-1.54%	-2.75%
Cap Core Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")
Investment Subadvisors. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”) (each a "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Jonathan P. Brodsky	Managing Director, ARI	Since September
		2011

Drew Edwards	Vice President, ARI	Since September
		2011

Marco P. Priani, CFA,	Vice President, ARI	Since September
CPA, FRM		2011

William Sterling,	Chief Investment Officer and	Since September
Ph.D.	Senior Portfolio Manager,	2011
	Trilogy

Gregory J. Gigliotti	Managing Director and	Since September
	Senior Portfolio Manager,	2011
	Trilogy

Pablo Salas	Managing Director and	Since September
	Senior Portfolio Manager,	2011
	Trilogy

Jessica Reuss, CFA	Product Specialist and	Since September
	Portfolio Manager, Trilogy	2011

David Runkle, Ph.D.,	Director of Quantitative	Since September
CFA	Research, Portfolio Manager,	2011
	Trilogy

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 27

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	5.00%	1.00%
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days
of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class B	Class C
Management fees	0.95%	0.95%	0.95%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.58%	1.55%	0.69%
Total annual fund operating expenses	1.78%	3.50%	2.64%
Less fee waiver and/or expense reimburse-	(0.09%)	(0.31%)	—
ment [2]
Net expenses	1.69%	3.19%	—

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.69% for Class A, 3.19% for Class B, and 2.69% for Class C. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$639	$1,000	$1,386	$2,463
Class B
Expenses assuming	$822	$1,445	$1,991	$3,366
redemption
Expenses assuming no	$322	$1,045	$1,791	$3,366
redemption
Class C
Expenses assuming	$367	$820	$1,400	$2,973
redemption
Expenses assuming no	$267	$820	$1,400	$2,973
redemption

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small com-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 28

panies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund’s benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor’s stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund’s investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.70%
Worst Quarter (of periods shown)	12/31/08	-23.11%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 29

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum sales			Inception
charge deducted)	1 Year	5 Years	(10/1/04)
Class A:
Return before taxes	9.83%	0.50%	2.64%
Return after taxes on distributions	9.14%	0.37%	2.55%
Return after taxes on distributions	7.29%	0.43%	2.27%
and sale of Fund shares
Russell 2000 Index	16.35%	3.56%	6.03%
(reflects no deduction for fees,
expenses or taxes)
Lipper Small-Cap Core Funds Avg.	14.74%	3.28%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 10/31/04 is as follows: Class A return before taxes is 2.73%; Class A return after taxes on distributions is 2.64%; Class A return after taxes on distributions and sale of Fund shares is 2.35%; and Lipper Small-Cap Core Funds Average is 6.13%.

Average Annual Total Returns		Since
(as of 12/31/12) (with maximum sales		Inception
charge deducted)	1 Year	(11/29/10)
Class B	8.61%	3.99%
Russell 2000 Index	16.35%	8.92%
(reflects no deduction for fees,
expenses or taxes)
Lipper Small-Cap Core Funds Avg.	14.74%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the-Fund's inception date. For comparison purposes to Lipper, performance since 11/30/10 is as follows: Class B return is 4.50%, and Lipper Small-Cap Core Funds Average is 8.62%.

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(4/1/05)
Class C	13.28%	0.53%	1.88%
Russell 2000 Index	16.35%	3.56%	5.74%
(reflects no deduction for fees,
expenses or taxes)
Lipper Small-Cap Core Funds Avg.	14.74%	3.28%	*
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Natalie A. Trunow	Senior Vice President	Since July 2010
Chief Investment Officer –
Equities, Calvert

BUYING AND SELLING SHARES

Class B shares of the Fund are not offered for new purchases, as described under "Choosing a Share Class" on page 89 of this Prospectus.

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance since 4/30/05 is as follows: Class C return is 2.80%, and Lipper Small-Cap Core Funds Average is 6.20%.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 30

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases	4.75%	None	None
(as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount redeemed	2.00%	2.00%	2.00%
or exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay
each year as a % of the value of your investment)
	Class A	Class C	Class Y
Management fees [2]	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.02%	1.07%	5.45%
Total annual fund operating expenses	2.57%	3.37%	6.75%
Less fee waiver and/or expense reimburse-	(0.72%)	(0.52%)	(5.15%)
ment [3]
Net expenses	1.85%	2.85%	1.60%

1 The contingent deferred sales charge reduces over time.

2 Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses through January 31, 2014. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C, and 1.60% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2023. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$654	$1,171	$1,714	$3,191
Class C
Expenses assuming	$388	$988	$1,711	$3,623
redemption
Expenses assuming no	$288	$988	$1,711	$3,623
redemption
Class Y	$163	$796	$1,454	$3,219

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 31

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see “Description of Alternative Energy Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a pre-determined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 32

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Performance results for Class Y shares prior to July 29, 2011 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	28.24%
Worst Quarter (of periods shown)	12/31/08	-33.93%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum			Inception
sales charge deducted, if any)	1 Year	5 Years	(5/31/07)
Class A:
Return before taxes	2.76%	-22.46%	-16.51%
Return after taxes on	2.76%	-22.48%	-16.54%
distributions
Return after taxes on distribu-	1.79%	-17.21%	12.95%
tions and sale of Fund shares
Class Y	8.26%	-21.62%	-15.71%
Ardour Global Alternative Energy	0.66%	-25.70%	-18.50%
Index (Composite)
(reflects no deduction for fees,
expenses or taxes)
Lipper Global Natural Resources	1.75%	-6.09%	-2.42%
Funds Avg.
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 33

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(7/31/07)
Class C	5.72%	-22.49%	-17.67%
Ardour Global Alternative Energy	0.66%	-25.70%	-20.21%
Index (Composite)
(reflects no deduction for fees,
expenses or taxes)
Lipper Global Natural Resources	1.75%	-6.09%	-3.05%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor")
nvestment Subadvisor. Kleinwort Benson Investors International Ltd ("KBI" or "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Treasa Ni Chonghaile	Portfolio Manager,	Since May 2007
Environmental Strategies, KBI

Colm O’Connor	Portfolio Manager,	Since
	Environmental Strategies, KBI	January 2009

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th Street,
Overnight Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 34

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in equity securities of companies active in the water-related resource sector, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 36 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees [2]	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.79%	0.90%	0.82%
Total annual fund operating expenses	2.34%	3.20%	2.12%
Less fee waiver and/or expense reimburse-	(0.49%)	(0.35%)	(0.52%)
ment [3]
Net expenses	1.85%	2.85%	1.60%

1 The contingent deferred sales charge reduces over time.

2 Management fees are restated to reflect current fiscal year fees rather than the fees in effect during the previous fiscal year.

3 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2014. Direct net operating expenses will not exceed 1.85% for Class A, 2.85% for Class C and 1.60% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2023. Only the Board of Directors of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$654	$1,126	$1,624	$2,988
Class C
Expenses assuming	$388	$954	$1,643	$3,479
redemption
Expenses assuming no	$288	$954	$1,643	$3,479
redemption
Class Y	$163	$614	$1,091	$2,411

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 116% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or that are significantly involved in water-related services or technologies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the water-related resource sector.

Investments in water-related resource sectors and companies include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. These companies may be involved in technolo-

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 35

gies, services and products including water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund seeks to invest in companies directly involved in the management of water-related resources and not in packagers or resellers of bottled water. A company whose main business is in the water-related resource sector or that is significantly involved in the water-related resource sector will: (1) derive at least 50% of its revenues or earnings from water-related resource sector activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following water indices: S&P Global Water Index, ISE Water IndexTM and S-Network Global Water IndexSM. For more information on these indices, see “Description of Water Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many water-related resource companies are relatively new.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a predetermined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in any geographic region (including in emerging markets) if the Subadvisor deems the company attractive.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative (initial screening and evaluation) and fundamental processes. The fundamental process focuses on company strength, growth, and cash flow measures, taking into account sustainable and socially responsible investing initiatives and policies. Top-down views on industries, sectors or regions act as risk controls in portfolio construction.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway. The Fund has sustainable and socially responsible investment criteria that reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the Fund, and specific types of companies in which the Fund seeks to invest.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially respon-

sible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability, and social responsibility factors, as well as its threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Water Sector Risk. Stocks that comprise the water-related resource sector may fall in value.

Water Industry Risks. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

Concentration Risk. A downturn in the water-related resources sector would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 36

Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	25.55%
Worst Quarter (of periods shown)	12/31/08	-19.93%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 37

Average Annual Total Returns		Since
(as of 12/31/12) (with maximum sales charge		Inception
deducted, if any)	1 Year	(9/30/08)
Class A:
Return before taxes	21.12%	5.93%
Return after taxes on distributions	19.39%	4.82%
Return after taxes on distributions and sale	14.08%	4.66%
of Fund shares
Class C	24.85%	6.09%
Class Y	27.49%	7.33%
S-Network Global Water Index	21.34%	6.11%
(reflects no deduction for fees, expenses
or taxes)
Lipper Global Natural Resources Funds Avg.	1.75%	-1.09%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor" or "Subadvisor")
Investment Subadvisor. Kleinwort Benson Investors International Ltd ("KBI" or "Subadvisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Catherine Ryan	Portfolio Manager,	Since October
	Environmental Strategies,	2009
KBI

Matthew Sheldon,	Portfolio Manager,	Since April 2011
CFA	Environmental Strategies,
KBI

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include applica-	Calvert, P.O. Box 219544,
tion):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 38

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries, in accordance with the Fund’s sustainability and corporate responsibility criteria. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 50 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on	4.75%	None	None
purchases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
	Class A	Class C	Class Y
Management fees	1.30%	1.30%	1.30%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	1.40%	2.81%	3.58%
Total annual fund operating expenses	2.95%	5.11%	4.88%
Less fee waiver and/or expense	(1.17%)	(2.33%)	(3.35%)
reimbursement [2]
Net expenses	1.78%	2.78%	1.53%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C and Class Y through January 31, 2014. Direct net operating expenses will not exceed 1.78% for Class A, 2.78% for Class C and 1.53% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class Y to 3.00% through January 31, 2023. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years
Class A	$647	$1,239
Class C
Expenses assuming	$381	$1,325
redemption
Expenses assuming no
redemption	$281	$1,325
Class Y	$156	$789

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. Because the Fund has less than a full fiscal year of investment operations, no portfolio turnover rate is provided for the Fund at this time.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participatory notes (“P-notes”). Derivatives, such as futures, options on futures, and swaps, may also be held by the Fund incidental to its main investment strategy.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 39

The Subadvisor considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Subadvisor. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.

The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2012, the market capitalization of the MSCI Emerging Markets Index companies ranged from $727 million to $259 billion, with a weighted median level of $18.2 billion and a weighted average level of $48.1 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may engage in foreign currency transactions.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Subadvisor seeks to identify companies located in emerging market countries that are trading at a discount to what the Subadvisor believes to be their intrinsic value but have the potential to increase their book value. To this end, the Subadvisor combines a top-down approach to country analysis with a bottom-up approach to fundamental company research. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. In addition, the country research process produces a ranking of emerging markets countries based on expected returns with greater active weights allocated to higher-ranking countries. The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Subadvisor based on its level of conviction in the country and company with input from proprietary risk models.

The Fund may sell a security when it no longer appears attractive by the Subadvisor or does not meet the Fund’s sustainability and corporate responsibility criteria.

Sustainable and Responsible Investing. The Fund seeks to invest in emerging market companies whose products/services or industrial/ business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets, including development, poverty and health; environment and climate change; and rights and governance.

Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of microcap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 40

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
Investment Subadvisor. Hermes Investment Management Limited (“Hermes” or the “Subadvisor”)

Portfolio Manager	Title	Length of Time
Name		Managing Fund
Gary Greenberg	Lead Portfolio Manager, Hermes	Since October 2012
Emerging Markets, Hermes

Elena Tedesco	Co-Portfolio Manager, Hermes Emerging Markets, Hermes	Since October 2012

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or Overnight	Calvert, c/o BFDS, 330 West 9th Street,
Mail:	Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 41

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through investment primarily in large-cap U.S. common stocks that are trading at prices below what are believed to be their intrinsic value, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 29 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on purchases	4.75%	None	None
(as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	0.75%	1.37%	0.41%
Total annual fund operating expenses	1.85%	3.22%	1.26%
Less fee waiver and/or expense reimburse-	(0.62%)	(0.87%)	(0.28%)
ment [2]
Net expenses	1.23%	2.35%	0.98%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2014. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C, and 0.98% for Class Y. Only the Board of Trustees of the Fund may terminate the Fund's expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$594	$972	$1,373	$2,493
Class C
Expenses assuming	$338	$911	$1,608	$3,462
redemption
Expenses assuming no	$238	$911	$1,608	$3,462
redemption
Class Y	$100	$372	$665	$1,498

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 37% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term growth of capital through investments in large-cap company equity securities that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in the common stocks of large-cap companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Value Index. As of December 31, 2012, the market capitalization of the Russell 1000 Value Index companies ranged from $317 million to $395 billion with a weighted

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 42

median level of $35 billion and a weighted average level of $88.9 billion. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Russell 1000 Value Index is reconstituted annually. The annual index reconstitution and the general nature of an index mean that the constitution of the Russell 1000 Value Index will vary due to market changes, which can also affect the market capitalization range. Changes to the constitution and market capitalization of the Russell 1000 Value Index will cause the Advisor’s universe of stocks and range of market capitalizations to change accordingly.

Although primarily investing in large cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities.

The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth. F

In selecting securities for the Fund, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 43

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Pursuant to an Agreement and Plan of Reorganization, Class A shares and Class I shares of the Everest Fund of Summit Mutual Funds, Inc. were reorganized into the Class A shares and Class Y shares, respectively, of Calvert Large Cap Value Fund, which commenced operations on 12/12/08. Class A shares and Class Y shares of Calvert Large Cap Value Fund each have an inception date of 12/29/99, and Class C shares have an inception date of 12/12/08. In the bar chart, and in the table for Class A returns (before and after taxes), the performance results prior to 12/12/08 for Class A shares of Calvert Large Cap Value Fund reflect the performance of Class A of the Everest Fund. After-tax returns for other Classes will vary. In the table for Class Y returns, the performance results prior to 12/12/08 for Class Y shares of Calvert Large Cap Value Fund reflect the performance of Class I shares of the Everest Fund.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/03	21.17%
Worst Quarter (of periods shown)	12/31/08	-23.88%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns
(as of 12/31/12) (with maximum sales
charge deducted, if any)	1 Year	5 Years	10 Years
Class A:
Return before taxes	10.78%	-1.86%	6.30%
Return after taxes on distributions	10.57%	-2.07%	5.20%
Return after taxes on distributions	7.29%	-1.60%	5.07%
and sale of Fund shares
Class Y	16.62%	-0.66%	7.04%
Russell 1000 Value Index	17.51%	0.59%	7.38%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Value Funds Avg.	15.30%	-0.06%	6.44%
(reflects no deduction for taxes)

Average Annual Total Returns		Since
(as of 12/31/12) (with maximum sales charge		Inception
deducted)	1 Year	(12/12/08)
Class C	14.00%	11.72%
Russell 1000 Value Index	17.51%	13.64%
(reflects no deduction for fees, expenses
or taxes)
Lipper Large-Cap Value Funds Avg.	15.30%	*
(reflects no deduction for taxes)

* The Fund is unable to show performance of the Lipper average since the Fund's inception date. For comparison purposes to Lipper, performance for the Fund since 12/31/2008 is 10.83% and the performance for the Lipper Large-Cap Value Funds Average is 12.18%.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
James R. McGlynn,	Senior Vice President	Since December 1999
CFA	& Portfolio Manager,
Calvert

Yvonne M. Bishop,	Assistant Portfolio	Since July 2000
CFA	Manager, Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 44

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 45

INVESTMENT OBJECTIVE

The Fund seeks high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 29 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Class Y
Maximum sales charge (load) on pur-	4.75%	None	None
chases (as a % of offering price)
Maximum deferred sales charge (load) (as	None	1.00%	None
a % of amount purchased or redeemed,
whichever is lower) [1]
Redemption fee (as a % of amount	2.00%	2.00%	2.00%
redeemed or exchanged within 30 days of
purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C	Class Y
Management fees	0.85%	0.85%	0.85%
Distribution and service (12b-1) fees	0.25%	1.00%	None
Other expenses	2.24%	12.48%	58.46%
Total annual fund operating expenses	3.34%	14.33%	59.31%
Less fee waiver and/or expense reim-	(2.11%)	(11.98%)	(58.33%)
bursement [2]
Net expenses	1.23%	2.35%	0.98%

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct net annual fund operating expenses for Class A, Class C, and Class Y through January 31, 2014. Direct net operating expenses will not exceed 1.23% for Class A, 2.35% for Class C, and 0.98% for Class Y. Calvert has further agreed to contractually limit direct net annual fund operating expenses for Class C and Class Y to 5.00% and 3.00%, respectively, through January 31, 2023. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$594	$1,266	$1,959	$3,797
Class C
Expenses assuming	$338	$1,265	$2,291	$4,857
redemption
Expenses assuming no
redemption	$238	$1,265	$2,291	$4,857
Class Y	$100	$737	$1,399	$3,174

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30% of its portfolio's average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for high current income and competitive total return through investment primarily in dividend-paying, large-cap U.S. common stocks that the portfolio manager believes are undervalued. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The equity securities held by the Fund will consist primarily of dividend-paying common stocks of large-cap U.S. companies, but may also include preferred stock, trust preferred securities and convertible securities. The Fund defines large-cap companies as those within the range of market. As of December 31, 2012, the market capitalization of the Russell 1000

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 46

Value Index companies ranged from $317 million to $395 billion with a weighted median level of $35 billion and a weighted average level of $88.9 billion. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Fund may also invest up to 20% of its net assets in debt securities, including below-investment grade, high-yield debt securities (commonly known as “junk bonds”). A debt security is below-investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s Rating Services or an equivalent rating by another nationally recognized statistical rating organization (“NRSRO”), or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Advisor seeks to identify common stocks of companies it believes are significantly undervalued compared to their perceived worth or prospects, historical valuations or the general market level of valuation. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. They may include companies which are temporarily out of favor with the market or which may have experienced adverse business developments but which have the potential for growth.

In selecting securities for the Fund, the Advisor primarily uses a bottom-up approach focused on fundamental analysis of issuers in a number of different sectors and industries, in light of the issuers’ current financial condition and industry position, as well as market, economic, political and regulatory conditions. Factors considered in assessing a company’s valuation and prospects may include analysis of earnings, assets, cash flows, allocation of capital, favorable supply/ demand conditions for key products, development of new products or businesses, competitive position in the marketplace, and quality of management.

Sustainable and Responsible Investing. The Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges. The Fund may invest in companies which already demonstrate leadership on environmental, social and governance issues relevant to their industries, as well as in companies which have yet to make significant progress on such issues but have the potential to do so. Enhanced engagement will encourage selected companies in the Fund’s portfolio to address issues where sufficient commitment is lacking, or reinforce progress that may be underway.

The Fund has threshold responsibility standards with respect to tobacco, weapons and human rights, which it applies in determining whether a security qualifies as an investment for the Fund. Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility standards. Investments must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Dividend-Paying Stock Risk. The Fund’s emphasis on dividend-paying stocks involves the risk that such stocks may fall out of favor with investors and underperform the market. Also, a company may reduce or eliminate its dividend, which may adversely affect the Fund’s ability to generate income.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Convertible Securities Risk. The values of the convertible securities in which the Fund may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, and their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time that is unfavorable to the Fund.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Value Company Risk. Value stocks may perform differently from the market as a whole, which may not recognize a security’s intrinsic value for a long time. The value-oriented investing approach may

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 47

fall out of favor with investors from time to time, during which the Fund may underperform other funds using different investment approaches.

Valuation Risk. A stock judged to be undervalued by the Advisor may actually be appropriately priced, and it may not appreciate as anticipated.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for each of the Fund’s other Classes of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	3/31/12	10.75%
Worst Quarter (of periods shown)	6/30/12	-2.70%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns		Since
(as of 12/31/12) (with maximum sales charge		Inception
deducted, if any)	1 Year	(10/31/11)
Class A:
Return before taxes	10.33%	8.08%
Return after taxes on distributions	8.89%	7.67%
Return after taxes on distributions and sale	7.29%	6.87%
of Fund shares
Class C	13.49%	11.49%
Class Y	15.77%	12.63%
Russell 1000 Value Index	17.51%	16.29%
(reflects no deduction for fees, expenses
or taxes)
Lipper Equity Income Funds Avg.	12.45%	12.34%
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 48

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  ("Calvert" or the "Advisor")

Portfolio Manager	Title	Length of Time
Name		Managing Fund
James R. McGlynn,	Senior Vice President	Since October 2011
CFA	& Portfolio Manager,
Calvert

Yvonne M. Bishop,	Assistant Portfolio	Since October 2011
CFA	Manager, Calvert

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts	Calvert, P.O. Box 219544,
(include application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

Class Y Shares. Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries. Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation. For additional information, call 800-368-2746.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 49

INVESTMENT OBJECTIVE

The Fund seeks current income and capital appreciation, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 51 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.37%	0.36%
Acquired fund fees and expenses	0.65%	0.65%
Total annual fund operating expenses	1.42%	2.16%
Less fee waiver and/or expense reimbursement [2]	(0.33%)	—
Net annual fund operating expenses	1.09%	—

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2014. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.44% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$581	$872	$1,185	$2,069
Class C
Expenses assuming	$319	$676	$1,159	$2,493
redemption
Expenses assuming no	$219	$676	$1,159	$2,493
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 50

between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

60% to 80% of	In Calvert Bond Portfolio (which invests
Fund’s net assets	primarily in fixed-income securities)
20% to 40% of	In funds that invest primarily in equity secu-
Fund’s net assets	rities (Calvert Equity Portfolio, Calvert
Social Index Fund, Calvert Large Cap Core
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Emerging Markets Equity Fund, Calvert
Global Alternative Energy Fund, Calvert
Global Water Fund and Calvert Small Cap
Fund)
0% to 10% of Fund’s	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to fixed-income funds makes it more susceptible to risks associated with fixed-income investments than equity investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 51

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	9.08%
Worst Quarter (of periods shown)	12/31/08	-9.39%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for the other Class will vary.

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(4/29/05)
Class A:
Return before taxes	5.35%	3.10%	4.30%
Return after taxes on	4.18%	1.96%	3.14%
distributions
Return after taxes on distribu-	3.94%	2.05%	3.08%
tions and sale of Fund shares
Class C	8.48%	2.82%	3.67%
Barclays U.S. Credit Index	9.37%	7.65%	6.41%
(reflects no deduction for fees,
expenses or taxes)
Conservative Allocation Composite	10.70%	4.86%	5.59%
Index*
(reflects no deduction for fees,
expenses or taxes)
Lipper Mixed-Asset Target	9.36%	3.84%	4.68%
Allocation Conservative Funds Avg.
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 52

* The Fund also shows the Conservative Allocation Composite Index (22% Russell 3000 Index; 8% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 60% Barclays U.S. Credit Index; 10% Barclays 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include	Calvert, P.O. Box 219544,
application):	Kansas City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739,
investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 53

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation and growth of income, with current income a secondary objective, consistent with the preservation of capital. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 51 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.32%	0.30%
Acquired fund fees and expenses	0.73%	0.73%
Total annual fund operating expenses	1.45%	2.18%

1 The contingent deferred sales charge reduces over time.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$616	$912	$1,230	$2,128
Class C
Expenses assuming	$321	$682	$1,170	$2,513
redemption
Expenses assuming no	$221	$682	$1,170	$2,513
redemption

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations between asset classes to establish allocations intended to provide

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 54

an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

50% to 80% of	In funds that invest primarily in equity secu-
Fund’s net assets	rities (Calvert Equity Portfolio, Calvert
Social Index Fund, Calvert Large Cap Core
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Emerging Markets Equity Fund, Calvert
Global Alternative Energy Fund, Calvert
Global Water Fund and Calvert Small Cap
Fund)
20% to 50% of	In Calvert Bond Portfolio (which invests pri-
Fund’s net assets	marily in fixed-income securities)
0% to 10% of Fund’s	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 55

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Results
Best Quarter (of periods shown)	6/30/09	13.24%
Worst Quarter (of periods shown)	12/31/08	-16.48%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum			Inception
sales charge deducted)	1 Year	5 Years	(4/29/05)
Class A:
Return before taxes	7.66%	0.47%	3.28%
Return after taxes on distributions	7.39%	-0.01%	2.75%
Return after taxes on distributions	5.13%	0.19%	2.59%
and sale of Fund shares
Class C	11.16%	0.67%	3.10%
Russell 3000 Index	16.42%	2.04%	5.36%
(reflects no deduction for fees,
expenses or taxes)
Moderate Allocation Composite Index*	13.81%	2.76%	5.38%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mixed-Asset Target Allocation	12.63%	1.72%	4.74%
Growth Funds Avg.
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 56

* The Fund also shows the Moderate Allocation Composite Index (47% Russell 3000 Index; 18% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 30% Barclays U.S. Credit Index; 5% Barclays 3-month T-Bill Bellwether Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include appli-	Calvert, P.O. Box 219544,
cation):	Kansas City, MO 64121-9544

Subsequent Investments	Calvert, P.O. Box 219739,
(include investment slip):	Kansas City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544,
Kansas City, MO 64121-9544

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 57

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds that are not money market funds. More information about these and other discounts is available from your financial professional and under “Choosing a Share Class” on page 89 and “Reduced Sales Charges” on page 92 of this Prospectus, and under “Method of Distribution” on page 51 of the Fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) on purchases (as a %	4.75%	None
of offering price)
Maximum deferred sales charge (load) (as a % of	None	1.00%
amount purchased or redeemed, whichever is lower) [1]
Redemption fee (as a % of amount redeemed or	2.00%	2.00%
exchanged within 30 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
	Class A	Class C
Management fees:
Advisory fee	None	None
Administrative fee	0.15%	0.15%
Distribution and service (12b-1) fees	0.25%	1.00%
Other expenses	0.46%	0.54%
Acquired fund fees and expenses	0.82%	0.82%
Total annual fund operating expenses	1.68%	2.51%
Less fee waiver and/or expense reimbursement [2]	(0.43%)	—
Net annual fund operating expenses	1.25%	—

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same;
• any Calvert expense limitation is in effect for the period indicated in the fee table above; and
• the estimated gross expenses of the underlying Calvert funds (or net expenses if subject to an expense limit for at least a year) are incorporated.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Class A	$596	$939	$1,306	$2,333
Class C
Expenses assuming	$354	$782	$1,335	$2,846
redemption
Expenses assuming no	$254	$782	$1,335	$2,846
redemption

1 The contingent deferred sales charge reduces over time.

2 The investment advisor has agreed to contractually limit direct ordinary operating expenses through January 31, 2014. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Direct ordinary operating expenses will not exceed 0.43% for Class A and 2.00% for Class C. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Portfolio Turnover

The Fund may pay transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). These transaction costs are also incurred by the underlying Calvert funds. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

The Fund invests in underlying Calvert funds in accordance with a stable target asset allocation determined by the Advisor. The Fund’s asset allocation strategy incorporates historical risk and return characteristics of various asset classes and correlations

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 58

between asset classes to establish allocations intended to provide an optimal level of return for a given level of risk. Historical returns-based analysis and actual holdings data of the target underlying Calvert funds are then integrated to blend the styles of the underlying Calvert funds with the asset allocation policy.

The Fund intends to invest in shares of underlying Calvert funds and typically invests in underlying Calvert funds as follows:

80% to 100% of	In funds that invest primarily in equity secu-
Fund’s net assets	rities (Calvert Equity Portfolio, Calvert
Social Index Fund, Calvert Large Cap Core
Portfolio, Calvert Capital Accumulation Fund,
Calvert International Equity Fund, Calvert
International Opportunities Fund, Calvert
Emerging Markets Equity Fund, Calvert
Global Alternative Energy Fund, Calvert
Global Water Fund and Calvert Small Cap
Fund)
0% to 20% of Fund’s	In Calvert Bond Portfolio (which invests pri-
net assets	marily in fixed-income securities)
0% to 5% of Fund’s	In Calvert Money Market Portfolio (which
net assets	invests primarily in money market instruments)

The Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. The Fund will use these instruments to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

For information on the investment objectives, strategies and risks of the underlying Calvert funds, see the respective Fund Summaries of the underlying equity funds in this Prospectus, and see “Description of Underlying Funds” in this Prospectus, which describes the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio).

The Advisor may select new or different underlying Calvert funds other than those listed above without prior approval of or prior notice to shareholders.

The above asset allocation percentages are allocation targets. The Advisor has discretion to reallocate the Fund’s assets among underlying Calvert funds. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets (1) based on its view of economic and market factors and events or (2) to adjust for shifts in the style biases of the underlying funds. The Advisor also evaluates any necessary rebalancing to reflect different target asset class allocations based on changed economic and market conditions.

Sustainable and Socially Responsible Investing. Each underlying fund (other than Calvert Global Alternative Energy Fund and Calvert Global Water Fund) seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert Global Alternative Energy Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. Calvert Global Water Fund seeks to invest in a wide range of companies and other enterprises that demonstrate varying degrees of commitment and progress toward addressing key corporate responsibility and sustainability challenges.

Each underlying fund (other than Calvert Global Water Fund) has sustainable and socially responsible investment criteria that reflect specific types of companies in which the fund seeks to invest and seeks to avoid investing. Calvert Global Water Fund’s sustainable and socially responsible investment criteria reflect threshold responsibility standards used in determining whether a security qualifies as an investment for the fund, and specific types of companies in which the fund seeks to invest.

Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria. Investments for each underlying fund must be consistent with the fund’s current investment criteria, including financial, sustainability and social responsibility factors, as well as threshold responsibility standards (for Calvert Global Water Fund only), the application of which is in the economic interest of the underlying fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Asset Allocation Risk. The Advisor’s selection of underlying funds and the allocation of Fund assets to those funds may cause the Fund to underperform. The Fund’s greater allocation to equity funds makes it more susceptible to risks associated with equity investments than fixed-income investments.

Management Risk. Individual investments of an underlying fund may not perform as expected, and the underlying fund’s portfolio management practices may not achieve the desired result.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Exchange-Traded Fund (“ETF”) Risk. An ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. The risks of investment in ETFs typically reflect the risk of the types of securities in which the ETFs invest. In addition, when the Fund invests in an ETF, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses as well as their share of the Fund’s fees and expenses.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 59

Equity Investments. The Fund shares the principal risks of equity securities held by the underlying funds, including the key risks below.

Stock Market Risk. The market prices of stocks held by the underlying funds may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Fixed-Income Investments. The Fund shares the principal risks of fixed-income securities held by the underlying funds, including the key risks below.

Bond Market Risk. The market prices of bonds held by the underlying funds may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of the securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Money Market Investments. The Fund shares the principal risks of money market securities held by the underlying funds, including the key risk below.

Money Market Risk. Yield will change in response to market interest rates; in general, as market rates go up, so will yield, and vice versa. Although the underlying fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates could cause the value to decrease. Credit quality of the securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the underlying fund because it invests primarily in securities that are considered to be of high quality; the underlying fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

The return for the Fund’s other Class of shares will differ from the Class A returns shown in the bar chart, depending upon the expenses of that Class. The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund’s shares. Any sales charge will reduce your return.

Calendar Year Total Returns for Class A at NAV

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.87%
Worst Quarter (of periods shown)	12/31/08	-21.79%

The average total return table shows the Fund’s returns with the maximum sales charge deducted, and no sales charge has been applied to the indices used for comparison in the table.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Average Annual Total Returns			Since
(as of 12/31/12) (with maximum sales			Inception
charge deducted)	1 Year	5 Years	(6/30/05)
Class A:
Return before taxes	9.80%	-1.32%	2.25%
Return after taxes on distributions	9.69%	-1.55%	1.96%
Return after taxes on distributions	6.52%	-1.17%	1.86%
and sale of Fund shares
Class C	12.79%	-1.67%	1.60%
Russell 3000 Index	16.42%	2.04%	4.87%
(reflects no deduction for fees,
expenses or taxes)
Aggressive Allocation Composite Index*	16.17%	1.32%	4.93%
(reflects no deduction for fees,
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.	15.09%	0.98%	4.16%
(reflects no deduction for taxes)

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 60

* The Fund also shows the Aggressive Allocation Composite Index (64% Russell 3000 Index; 26% Morgan Stanley Capital International Europe Australasia Far East Global Investable Market Index; 10% Barclays U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

For important information on taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 62 of this Prospectus.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. ("Calvert" or the "Advisor") The Calvert Asset Allocation Committee, headed by Natalie A. Trunow, manages the Fund. Ms. Trunow is Senior Vice President, Chief Investment Officer - Equities, Calvert, and has overseen the Fund’s investment strategy and management since September 2008.

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments
Account Type	Initial	Subsequent
Regular Accounts	$2,000	$250
IRA Accounts	$1,000	$250

For automatic investment plans, the minimum initial investment requirements are waived if you establish a $100 monthly investment plan. For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors.

To buy shares, contact your financial professional or open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748). Make your check payable to the Fund.

To Buy Shares
New Accounts (include application):	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

Subsequent Investments (include	Calvert, P.O. Box 219739, Kansas
investment slip):	City, MO 64121-9739

By Registered, Certified or	Calvert, c/o BFDS, 330 West 9th
Overnight Mail:	Street, Kansas City, MO 64105-1514

To Sell Shares
By Telephone	Call 800-368-2745

By Mail	Calvert, P.O. Box 219544, Kansas
City, MO 64121-9544

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 61

Additional Information That Applies to All Funds

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 62

MORE INFORMATION ON FEES AND EXPENSES

CONTINGENT DEFERRED SALES CHARGE

Subject to certain exceptions, the contingent deferred sales charge (“CDSC”) imposed on the proceeds of Class B or Class C shares of a Fund redeemed within certain time periods after purchase is a percentage of the net asset value at the time of purchase or redemption, whichever is less.

For Class B shares, the CDSC declines from 5.00% in the first year that shares are held, to 4.00% in the second and third years, 3.00% in the fourth year, 2.00% in the fifth year, and 1.00% in the sixth year. There is no charge on redemptions of Class B shares held for more than six years.

For Class C shares, a 1.00% CDSC is imposed on shares sold within one year. There is no charge on redemptions of Class C shares held for more than one year.

See “How to Buy Shares/Choosing a Share Class/Class B”, “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges”, and “How to Buy Shares/Choosing a Share Class/Class C” in this Prospectus.

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 30 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund each pay no investment advisory fee. The administrative fees (as a percentage of the Fund's net assets) paid for each Fund for the most recent fiscal year are as follows.

Fund	Administrative Fee
Calvert International Equity Fund	0.35%
Calvert International Opportunities Fund	0.35%
Calvert Global Alternative Energy Fund	0.35%
Calvert Global Water Fund	0.35%
Calvert Emerging Markets Equity Fund	0.35%
Calvert Balanced Portfolio	0.275%
Calvert Capital Accumulation Fund	0.25%
Calvert Small Cap Fund	0.25%
Calvert Equity Portfolio	0.20%
Calvert Large Cap Value Fund	0.20%
Calvery Equity Income Fund	0.20%
Calvert Social Index Fund	0.20%
Calvert Large Cap Core Portfolio	0.15%
Calvert Conservative Allocation Fund	0.15%
Calvert Moderate Allocation Fund	0.15%
Calvert Aggressive Allocation Fund	0.15%

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 63

VOLUNTARY FEE WAIVERS

Calvert Balanced Portfolio

The investment advisor voluntarily waives 0.05% of its annual advisory fee for the Fund based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million. This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to a portion of the equity assets of the Fund at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.22%, 2.23% and 2.05%, respectively, for the fiscal year ended September 30, 2012.

Calvert Equity Portfolio

The investment advisor voluntarily waives a portion of its advisory fee for the Fund equal to 0.05% on average daily net assets between $2 billion and $3 billion and 0.075% on average daily net assets over $3 billion that, in each case, are under management by Atlanta Capital Management Company, LLC. This waiver is contingent upon the continued service by Atlanta Capital Management Company, LLC as Subadvisor of the Fund at an annual fee of 0.30% on assets up to $2 billion, 0.25% on the next $1 billion, and 0.225% on assets in excess of $3 billion. Calvert may cease this waiver at any time.  The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B, C and Y of the Fund were 1.21%, 2.08%, 1.93% and 0.81%, respectively, for the fiscal year ended September 30, 2012.

Calvert Social Index Fund

The investment advisor voluntarily waives 0.04% of its annual advisory fee based on the average daily net assets of the Fund.  This waiver is contigent upon Calvert having responsibility for the day-to-day management of the Fund's assets.  Calvert may cease this waiver at any time.

Calvert Large Cap Core Portfolio

The investment advisor voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund.  Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.30%, 2.67% and 2.16%, respectively, for the fiscal year ended September 30, 2012.

Calvert International Equity Fund	The investment advisor has agreed to voluntarily limit direct net annual fund operating expenses for Class A, B and C of the Fund to 1.80%, 2.97% and 2.69%, respectively. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class A, B and C of the Fund were 1.80%, 2.97%, and 2.69%, respectively, for the fiscal year ended September 30, 2012.

DISTRIBUTION AND SERVICE FEES

The following table shows the maximum annual amount of distribution and service fees payable under each Fund’s distribution plan for Class A shares and the amount of the Fund’s distribution and service fees authorized by the Fund’s Board of Trustees/Directors for the current fiscal year. Fees payable under the distribution plan may be increased to the maximum amount, where applicable, only after approval of the Board of Trustees/Directors.

Fund	Maximum Amount	Amount
	Payable (Class A)	Authorized
Calvert Equity Income Fund	0.50%	0.25%
Calvert International Opportunities Fund	0.50%	0.25%
Calvert Global Alternative Energy Fund	0.50%	0.25%
Calvert Global Water Fund	0.50%	0.25%
Calvert Large Cap Value Fund	0.50%	0.25%
Calvert Emerging Markets Equity Fund	0.50%	0.25%
Calvert Balanced Portfolio	0.35%	0.24%
Calvert Capital Accumulation Fund	0.35%	0.25%
Calvert International Equity Fund	0.35%	0.25%
Calvert Small Cap Fund	0.35%	0.25%
Calvert Conservative Allocation Fund	0.35%	0.25%
Calvert Moderate Allocation Fund	0.35%	0.25%
Calvert Aggressive Allocation Fund	0.35%	0.25%
Calvert Equity Portfolio	0.25%	0.25%
Calvert Social Index Fund	0.25%	0.25%
Calvert Large Cap Core Portfolio	0.25%	0.25%

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 64

ACQUIRED FUND FEES AND EXPENSES

All Funds (other than Asset Allocation Funds): acquired fund fees and expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

For the Funds below, Total Annual Fund Operating Expenses shown in the "Fees and Expenses" table in the respective Fund Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the applicable Fund and does not include acquired fund fees and expenses.

Fund	Class A	Class B	Class C	Class Y
Calvert Balanced Portfolio	1.22%	2.23%	2.05%	—
Calvert Equity Portfolio	1.21%	2.08%	1.93%	0.81%
Calvert International Equity Fund	1.80%	2.97%	2.69%	1.39%

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund: each Fund will indirectly bear its pro rata share of operating expenses incurred by the underlying Calvert funds. Based on the current Prospectus of each underlying Calvert fund, such expenses range from 0.21% to 1.60% for the class of shares in which each Asset Allocation Fund may invest. The fee table in the Fund Summary of each Asset Allocation Fund provides an estimate of the expenses the Fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying Calvert funds. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees.

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Fund to the amounts listed in the table below through January 31, 2014. Only the Board of Trustees/Directors of the Fund may terminate an expense limitation before the contractual period expires.

Fund	Class A	Class B	Class C	Class Y
Calvert Equity Portfolio	—	—	—	0.96%
Calvert Social Index Fund	0.75%	1.75%	1.75%	0.60%
Calvert Capital Accumulation Fund	1.59%	—	2.59%	1.44%
Calvert International Equity Fund	—	—	—	1.39%
Calvert International Opportunities Fund	1.66%	N/A	2.50%	1.41%
Calvert Small Cap Fund	1.69%	3.19%	2.69%	N/A
Calvert Global Alternative Energy Fund	1.85%	N/A	2.85%	1.60%
Calvert Global Water Fund	1.85%	N/A	2.85%	1.60%
Calvert Emerging Markets Equity Fund	1.78%	N/A	2.78%	1.53%
Calvert Large Cap Value Fund	1.23%	N/A	2.35%	0.98%
Calvert Equity Income Fund	1.23%	N/A	2.35%	0.98%
Calvert Conservative Allocation Fund	0.44%	N/A	2.00%	N/A
Calvert Moderate Allocation Fund	0.80%	N/A	2.00%	N/A
Calvert Aggressive Allocation Fund	0.43%	N/A	2.00%	N/A

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of the contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 65

In addition to the expense limitations set forth in the table above, Calvert has further agreed to contractually limit direct net operating expenses for Class Y shares of Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, and Calvert Equity Income Fund to 3.00% through January 31, 2023. Calvert has also further agreed to contractually limit direct net operating expenses for Class C shares of Calvert Equity Income Fund to 5.00% through January 31, 2023. Only the Board of Trustees/Directors of the Funds may terminate the expense limitation before the contractual period expires.

See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for more information.

EXAMPLE

The Example in the respective Fund Summary for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s annual or semi-annual reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund are not included in this table because each Asset Allocation Fund shares the principal strategies and risks of the underlying Calvert fixed-income, equity and money market funds in which the Asset Allocation Fund invests. The strategies and risks of the underlying funds are described in the Fund Summary of each underlying Calvert equity fund above in this Prospectus, discussed in this section, or set forth below under “Description of Underlying Funds” (with respect to the underlying Calvert fixed-income and money market funds). See also “Fund of Funds Structure” below in this section. Additional information on the strategies and risks of an underlying fund is available in the respective underlying fund’s SAI. Each Asset Allocation Fund may also invest, to a limited extent, in (1) derivative instruments, including, but not limited to, index futures, options and swaps; and (2) exchange-traded funds. Futures, options, swaps, and exchange-traded funds are discussed under the sub-sections titled “Description of Investment Strategies and Associated Risks" and “Explanation of Investment Strategies Used by Certain Funds."

Each Asset Allocation Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund’s fundamental investment strategies in attempting to respond to adverse market, economic, political or other conditions. The Fund therefore may hold cash and invest in cash equivalents. During these periods, the Fund may not be able to achieve its investment objective.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 66

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in the Calvert Social Index. The Index (and therefore the Fund) may include securities issued by companies located outside the
U.S. but only if they are traded primarily on a major U.S. exchange.

2 Excludes any High Social Impact Investments.

3 Based on net premium payments.

4 Based on initial margin required to establish position.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 67

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Risks: Correlation and Market
Hedging Stategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity
Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. For Funds other than Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund, foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund, foreign securities (securities of non-U.S. entities) are securities of entities that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any Fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor or Subadvisor.

Risks: Interest Rate, Market and Credit
Below-investment grade, high-yield bonds. Bonds rated below BBB-/Baa3 or unrated bonds determined by the Fund’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research.	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction

Unleveraged Derivative Securities and Associated Risks
Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity
Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 68

Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time.  A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contracts. Agreements to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks
Correlation risk

The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.
Currency risk

The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.
Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.
Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.
Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.
Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.
Political risk

The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 69

Explanation of Investment Strategies Used by Certain Funds

Calvert Balanced Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert Social Index Fund

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in con-
nection with its hedging activities.  The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method. The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.
Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.

Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund	ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs. GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Emerging Market Securities. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. The Fund may also enter into foreign currency transactions to facilitate settlement transactions or to hedge exposure to underlying currencies. To manage currency exposure, the Fund may enter into forward currency contracts to “lock in” the U.S. dollar price of the security.  A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.

Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund	Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

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Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund, Calvert Aggressive Allocation Fund and Calvert Emerging Markets Equity Fund	Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

All Funds	Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund's initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Advisor, the Subadvisor, or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor or Subadvisor fail to use futures in accordance with Rule 4.5, then the Advisor and/or the Subadvisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.

DESCRIPTION OF ALTERNATIVE ENERGY INDICES

(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in certain alternative energy indices, which are described below.

Ardour Global Alternative Energy Index (Composite)SM	The Ardour Global Alternative Energy Index (Composite) is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2012, the Index included 110 companies.

BofAML Renewable Energy Index	The objective of the BofAML Renewable Energy Index is to provide exposure to stocks that are well positioned to benefit from the renewable/alternative energy theme globally. This includes “pure plays” as well as stocks likely to benefit in a less direct way. The Index consists of stocks of the three largest renewable energy sub-sectors (namely bio-
fuels, solar and wind) that have been filtered on several criteria – market capitalization, liquidity and country of listing. As of December 31, 2012, the Index included 31 stocks in the broad renewable energy sector.

S&P Global Alternative Energy Index	The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices – the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2012, the Index included 54 companies. The S&P Global Clean Energy Index provides liquid and tradable exposure to 30 companies (as of December 31, 2012) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversified mix of Clean Energy Production and Clean Energy Equipment & Technology companies. The S&P Global Nuclear Energy Index is comprised of 24 of the largest publicly traded companies (as of
December 31, 2012) in nuclear energy related businesses that meet the Index’s investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index	The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2012, the Index included 98 companies.

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WilderHill Clean Energy Index	A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2012, the Index included 50 companies.

DESCRIPTION OF WATER INDICES

(Calvert Global Water Fund)

As stated in the Fund Summary for Calvert Global Water Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in those water indices described below.

Standard & Poor’s (S&P) Global Water Index	The S&P Global Water Index is comprised of many of the largest publicly traded companies in water-related businesses that meet the Index’s specific investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global water industry, from both developed markets and emerging markets. As of December 31, 2012, the Index included 50 companies.

ISE Water IndexTM	The ISE Water Index provides a benchmark for investors interested in this emerging sector. The Index uses a modified market capitalization-weighted methodology to create a more uniform weight distribution. This prevents a few large component stocks from dominating the Index but still promotes portfolio diversification by retaining the economic attributes of capitalization ranking. Semi-annual reviews and rebalancing events are used to “re-set” the weighting of the component such that the component has a proportionate influence on the index performance. As of
December 31, 2012, the Index contained 36 component stocks.

S-Network Global Water IndexSM	The S-Network Global Water Index is the composite index and includes water utilities and companies engaged in water infrastructure and technology development. The composite is divided into two sub-indexes: S-Network Global Water WorksSM, a compilation of 30 water utilities, and S-Network Global Water TechSM, which includes 60 water technology and infrastructure stocks. As of December 31, 2012, the Index included 60 companies.

FUND OF FUNDS STRUCTURE

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund is structured as a “fund of funds.” Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds, which are listed in the Fund Summary for the respective Asset Allocation Fund. The Asset Allocation Funds invest in the least expensive Class of shares of the underlying Calvert funds which does not incur sales loads or Rule 12b-1 fees. Each Asset Allocation Fund offers the convenience of a professionally managed, diversified portfolio of Calvert mutual funds in a single investment. Because each Asset Allocation Fund invests in a variety of underlying funds, the Asset Allocation Fund could benefit from diversification, through which an Asset Allocation Fund investor could reduce overall risk by distributing assets among a number of investments. The diversification provided by asset allocation may reduce volatility over the long term.

Because the assets of the Asset Allocation Funds are invested in other underlying Calvert funds, the investment performance and risks of the Asset Allocation Funds are directly related to the investment performance and risks of the underlying Calvert funds. Also, each Asset Allocation Fund indirectly pays a proportionate share of the operating expenses of the underlying Calvert funds in which the Asset Allocation Fund invests, including management fees, which are paid to Calvert, in addition to the direct expenses of investing in the Asset Allocation Fund. An investor in an Asset Allocation Fund thus will pay higher expenses than if the underlying Calvert fund shares were held directly. An investor in an Asset Allocation Fund also may receive taxable capital gains distributions to a greater extent than if the underlying funds were held directly.

Please refer to the Fund Summaries in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying equity funds. Please turn to “Description of Underlying Funds” in this Prospectus with respect to the investment objective, principal investment strategies and principal risks of the underlying fixed-income and money market funds (Calvert Bond Portfolio and Calvert Money Market Portfolio). Additional investment practices of an underlying fund are described

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in its SAI, and, for the underlying fixed-income and money market funds, in the Calvert Income Funds Prospectus dated January 31, 2013 (Class A, B, C, O and Y).

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING

CALVERT SIGNATURE STRATEGIES®
(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert Small Cap Fund, Calvert International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 73

material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund and Calvert Small Cap Fund

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova-
tive and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

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With respect to U.S. government securities, Calvert Balanced Portfolio, Calvert Equity Portfolio and Calvert Large Cap Core Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

Calvert International Equity Fund

Calvert International Equity Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Equity Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Derive more than 10% of revenues from the production of tobacco or alcohol products.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

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• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Derive more than 10% of revenues from the production of tobacco or alcohol products.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

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CALVERT SOLUTION STRATEGIES®
(Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for a Fund must be consistent with the Fund’s current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities in a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet those standards, the security will be sold as per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Alternative Energy Fund

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

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Calvert Global Alternative Energy Fund seeks to invest in companies that:

• Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environmental technologies.

• Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.

• Treat their employees with dignity and respect in the workplace.

• Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.

• Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

• Contribute directly to the systematic denial of basic human rights.

• Maintain poor environmental compliance and performance practices.

• Demonstrate poor corporate governance or engage in unethical business practices.

• Own or operate new nuclear power plants.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Water Fund

The Fund seeks to invest in companies that produce or market safe water-related products, services and technologies that enhance access and affordability, public health, and quality of life. Calvert believes that equitable access to water is a fundamental human right. The Fund will take into account the specific human rights and Indigenous Peoples’ Rights issues related to the sector, as well as those pertaining to environmental as well as governance commitments and performance.

In seeking to achieve the Fund’s investment objective, investments are selected for financial soundness as well as evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for the Fund must be consistent with the Fund’s current investment criteria, including financial factors and threshold responsibility standards.

The Fund has the following threshold responsibility standards, which are applied in determining whether a security qualifies as an investment for the Fund:

• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

• The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. The Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing the industry. Engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and performance continue to lag. Engagement will urge companies to pursue sustainability leadership opportunities where possible, especially in the context of promoting sound environmental management and equitable access to water around the world.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies.

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Sustainable and Socially Responsible Investment Criteria for Calvert Emerging Markets Equity Fund

The Fund believes that the long-term performance of companies operating in long established and/or emerging markets alike depends on progress towards sustainable development. The Calvert Emerging Markets Equity Fund seeks to invest in companies whose products/services and/or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets.

Actions by companies to address such global sustainability challenges include the following themes:

Development, Poverty and Health

• Promoting economic development, income generation and poverty reduction

• Improving quality of life in poor households and communities

• Supporting agricultural innovation and food security

• Providing access to safe medicines and low-cost health care

• Expanding digital access and mobile communications for underserved communities and populations

Environment and Climate Change

• Mitigating and adapting to climate change and other environmental challenges

• Enhancing access to clean water and sanitation infrastructure

Rights and Governance

• Respecting human rights, labor rights, and Indigenous Peoples’ rights in local communities/workplaces

• Fostering gender equity and diversity in workplaces and local communities

• Overcoming corruption through transparency and improved governance

In addition to evaluating companies according to these criteria, investments are also evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. The Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law.

• The Fund will critically evaluate companies that significantly support governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

In addition to these threshold responsibility standards, investments will be evaluated and may be excluded for extraordinary events and controversial issues that may adversely affect a company’s reputation, operations and/or “social license” to operate.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

CALVERT SAGE STRATEGIES™
(Calvert Large Cap Value Fund and Calvert Equity Income Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are selected for financial soundness as well as evaluated according to that Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. Investments for a Fund must be consistent with the Fund’s current financial criteria and threshold responsibility standards, the application of which is in the economic interest of the Fund and its shareholders. Each Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law or that are inherently offensive weapons.

• The Fund will critically evaluate companies that contribute directly to governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 79

Investments in fixed-income securities for a Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s threshold responsibility standards and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s threshold responsibility standards typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which a Fund may invest will not be screened and will not be required to meet the threshold responsibility standards otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s threshold responsibility standards. The principal purpose of investing in ETFs is not to achieve a social goal by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s threshold responsibility standards.

Sustainable and Responsible Investment

As the corporate responsibility and sustainability objectives long supported by Calvert have become more mainstream concerns, Calvert has observed significant new commitments to address environmental, social and governance issues on the part of many companies. Each Fund acknowledges and encourages such progress, including that on the part of companies which may be in the early stages of addressing the most critical risks and/or opportunities facing their industry. Enhanced engagement for the Fund will encourage companies to reinforce key areas of progress and to address legacy or current issues where commitment and sustainability performance continue to lag their peers. Engagement will urge companies to improve their environmental, social and governance performance and to pursue sustainability leadership opportunities where possible.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert.

All threshold responsibility standards may be changed by the Board of Trustees without shareholder approval.

SAGE™ Enhanced Engagement Strategy

Under Calvert’s SAGE (“Sustainability Achieved through Greater Engagement”) strategy, each Fund may invest in a full range of companies consistent with its threshold responsibility standards. These companies may be emerging sustainability leaders and/or entities which have yet to make significant progress but have the potential to do so.

As each Fund’s investment advisor, Calvert will use the SAGE process to identify and select companies for focused engagement and to determine tangible objectives to pursue with each. Engagement will focus on (1) addressing legacy and/or current issues lacking sufficient focus, commitment and/or concrete performance and (2) encouraging further progress in areas of improvement and emerging leadership. The level of engagement employed by Calvert for a specific company may vary based on the company’s progress on these issues.

Calvert’s approach will employ a range of engagement tools, from proxy voting and shareholder resolutions to dialogues with senior management and broader industry-standard setting initiatives to advance our advocacy objectives with selected companies. If a company fails to make sufficient progress in its commitments with respect to environmental, social and governance issues in response to Calvert’s engagement approach, a Fund may divest that company’s security from the portfolio at a time that is in the best interests of the Fund’s shareholders.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 80

CALVERT ASSET ALLOCATION FUNDS
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Investment Selection Process; Sustainable and Socially Responsible Investment Criteria

Each Fund is a “fund of funds” that seeks to achieve its investment objective by investing in a portfolio of underlying Calvert fixed-income, equity and money market funds that meets the Fund’s investment criteria, including financial, sustainability and social responsibility factors. Investments for each underlying fund are first selected for financial soundness and then evaluated according to the fund’s sustainable and socially responsible investment criteria.

In addition, each Fund may invest, to a limited extent, in ETFs in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the underlying funds’ sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria, but rather to help the Fund meet its investment objective by obtaining market exposure to its target asset allocation.

Each Fund’s investment criteria include the sustainable and socially responsible investment criteria of the underlying Calvert Funds in which the Fund invests.

SPECIAL INVESTMENT PROGRAMS
(Calvert Signature Strategies®, Calvert Solution Strategies® and Calvert SAGE Strategies™)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

Calvert International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments
(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Emerging Markets Equity Fund, Calvert Small Cap Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund)

High Social Impact Investments is a program that targets a percentage of a Fund’s net assets (up to 3% for each of Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund, and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ sustainable and socially responsible investment criteria.

Consistent with the Calvert Global Water Fund’s strategy of focusing on water-related resources, High Social Impact Investments for that Fund shall be made in water-related initiatives.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 81

Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund’s ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund’s net assets if it commences the program.

Special Equities
(All Funds except Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Fund may invest in the Special Equities investment program, which allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are limited to 3% of each Fund’s net assets (except for Calvert Social Index Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund, which each have a 1% limit).

Special Equities investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund (or the Board of Trustees, in the case of Calvert Large Cap Value Fund and Calvert Equity Income Fund) identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely. A Fund’s Special Equities investments are valued under the direction of the Fund’s Board.

Pursuant to approval by each Fund’s Board of Trustees/Directors, each Fund has retained Stephen Moody and Daryn Dodson as consultants to provide investment research for the Special Equities Program.

Manager Discovery Program

As part of the ongoing commitment of Calvert to promote equal opportunity, Calvert has introduced the Manager Discovery Program. The program allocates up to 5% of a Fund’s net assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of a Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to a Fund, while maintaining Calvert’s long-standing commitment to seeking financial performance and societal impact. No firm currently participates in the program.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds and all underlying funds in which the Asset Allocation Funds invest. Calvert provides the Funds and the underlying funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds and the underlying funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2012, Calvert was the investment advisor for 44 mutual fund portfolios and had approximately $12 billion in assets under management.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 82

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

Calvert Balanced Portfolio
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset alloca-
	tion portfolios. Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.	Asset and Portfolio Manager Allocations

Fixed-Income Investments of Calvert Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager for fixed- income investments
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2013.	Co-Portfolio Manager
Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team and a Portfolio Manager for this Fund since January 2013. He previously
	worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team (2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Equity Investments of Calvert Balanced Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of the Fund since June 30, 2004.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam -- Ms. Clayman founded the firm in 1986.	Portfolio Manager
Nathaniel Paull, CFA	New Amsterdam -- Senior Portfolio Manager	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of the Fund since October 2002.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been Chief Executive Officer of Profit since 1996.	Portfolio Manager

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 83

Calvert Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England, CFA	Managing Director – Equities and Portfolio Manager, Atlanta Capital Member of Management Committee Mr. England became a Portfolio Manager for this Fund in July 2006.	Lead Portfolio Manager
Paul J. Marshall, CFA	Portfolio Manager, Atlanta Capital Mr. Marshall became a Portfolio Manager for this Fund in March 2009.	Portfolio Manager

Calvert Social Index Fund and Calvert Large Cap Core Portfolio
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed the day-to-day investment of assets of Calvert Social Index Fund since December 2012 and Calvert Large Cap Core Portfolio since June 2009.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.
	Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.	Portfolio Manager

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam’s Portfolio Managers for Calvert Capital Accumulation Fund. Please see the information presented above with respect to New Amsterdam’s management of Calvert Balanced Portfolio regarding these Portfolio Managers’ business experience during the last five years and role on the management team.

Calvert International Equity Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed an allocation of the Fund’s assets since December 2009 and is Calvert's Portfolio Manager for Calvert International Equity Fund. Please see the information presented above with respect to Calvert's management of Calvert Social Index Fund and Calvert Large Cap Core Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, has managed an allocation of the Fund’s assets since December 2009. Thornburg is a Delaware corporation, which has 35 managing directors with an equity interest in the firm.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Lei “Rocky” Wang, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 84

Martin Currie, Inc. (Martin Currie), 1350 Avenue of the Americas, Suite 3010, New York, NY 10019, has managed an allocation of the Fund’s assets since December 2009. Martin Currie is a subsidiary of Martin Currie Investment Management Ltd, located in Edinburgh, Scotland, which was founded in 1881 and is a specialist investment management business. As of October 31, 2012 Martin Currie Investment Management Ltd managed US$7.3 billion in active equity portfolios for a global client base of financial institutions, charities, foundations, endowments, pension funds, family offices, government agencies and investment funds. Martin Currie Investment Management Ltd is a private company, owned and managed by its full-time employees.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
David Sheasby	2004 - present: Portfolio Manager, Global Equities and Head of ESG, Martin Currie	Lead Portfolio Manager, Martin
Christine Montgomery	December 2009 - present: Portfolio Manager, Martin Currie 2007-2009: Investment Partner, Edinburgh Partners	Portfolio Manager

Calvert International Opportunities Fund

Advisory Research, Inc. (ARI), 180 N. Stetson Avenue, Suite 5500, Chicago, IL 60601, has managed an allocation of the Fund’s assets since September 2011. ARI is a Delaware corporation and was founded in 1974. ARI had over $9.1 billion in assets under management as of October 31, 2012, primarily in equity, both domestic and international.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jonathan P. Brodsky	2009-present: Managing Director, ARI; member of ARI Investment Team 2004-2009: Vice President, ARI; member of ARI Investment Team	Portfolio Manager, Research Analyst
Drew Edwards	2008-present: Vice President, ARI; member of ARI Investment Team 2005-2008: Investment Professional, Taiyo Pacific Partners	Portfolio Manager
Marco P. Priani, CFA, CPA, FRM	Vice President, ARI; member of ARI Investment Team	Portfolio Manager

Trilogy Global Advisors, LP (Trilogy), 1114 Avenue of the Americas, 28th Floor, New York, NY, 10036, has managed an allocation of the Fund’s assets since September 2011. Trilogy is a Delaware limited partnership and has been in business since 1999. Trinity manages global, international and emerging markets equities with over $13 billion in assets under management as of October 31, 2012.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William Sterling, Ph.D.	1999-present: Chief Investment Officer and Senior Portfolio Manager, Trilogy. Mr. Sterling has guided the firm since its inception in 1999.	Senior Portfolio Manager
Gregory J. Gigliotti	2002-present: Managing Director and Senior Portfolio Manager, Trilogy. Responsible for day-to-day management of Trilogy’s client portfolios.	Senior Portfolio Manager
Pablo Salas	2005-present: Managing Director and Senior Portfolio Manager, Trilogy. Responsible for the management of Trilogy’s emerging markets equity portfolios.	Senior Portfolio Manager
Jessica Reuss, CFA	2006-present: Product Specialist and Portfolio Manager, Trilogy. Responsible for global research coverage in the consumer discretionary and consumer staples sectors.	Portfolio Manager
David Runkle, Ph.D., CFA	2007-present: Director of Quantitative Research, Portfolio Manager, Trilogy. Responsible for Trilogy’s quantitative research efforts.	Portfolio Manager

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 85

Calvert Small Cap Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has been responsible for the day-to-day management of assets of the Fund since July 2010 and is Calvert's Portfolio Manager for Calvert Small Cap Fund. Please see the information presented above with respect to Calvert's management of Calvert Social Index Fund and Calvert Large Cap Core Portfolio regarding this Portfolio Manager's business experience during the last five years and role on the management team.

Calvert Global Alternative Energy Fund and Calvert Global Water Fund

Kleinwort Benson Investors International Ltd (KBI), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of Calvert Global Alternative Energy Fund since inception in May 2007 and Calvert Global Water Fund since inception in September 2008. KBI is wholly-owned by Kleinwort Benson Investors Dublin Ltd., which is a wholly-owned subsidiary of Kleinwort Benson Group Ltd. KBI's ultimate parent is RHJ International Group.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Treasa Ni Chonghaile	Equity Portfolio Management, KBI	Portfolio Manager, Calvert Global Alternative Energy Fund
Colm O’Connor	Equity Portfolio Management, KBI (Jan. 2009-present) Equity Analyst, Environmental Strategies, KBI (2006-2009)	Portfolio Manager, Calvert Global Alternative Energy Fund
Catherine Ryan	Portfolio Manager, KBI (2008-present) Private Client Portfolio Manager, Pilot View Capital (2006-2008)	Portfolio Manager, Calvert Global Water Fund
Matthew Sheldon, CFA	Portfolio Manager, KBI (2011-present) Investment Analyst, Water Asset Management (2007-2011)	Portfolio Manager, Calvert Global Water Fund

Calvert Emerging Markets Equity Fund

Hermes Investment Management Limited (Hermes), Lloyds Chambers, 1 Portsoken Street, London E1 8HZ, United Kingdom, has managed the assets of the Fund since the Fund’s inception in October 2012.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary Greenberg	July 2011 – present: Lead Portfolio Manager for Emerging Markets Team, Hermes
2010 – July 2011: Portfolio Manager for Emerging Markets Team, Hermes
	2007 – 2010: Managing Partner at Silkstone Capital Management LLP	Lead Portfolio Manager
Elena Tedesco	July 2011 – present: Portfolio Manager (Eastern Europe, Middle East and Africa) for Emerging Markets Team, Hermes 2007 – June 2011: Analyst for Emerging Markets Team, Hermes	Co-Portfolio Manager

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 86

Calvert Large Cap Value Fund and Calvert Equity Income Fund
Calvert Investment Management, Inc.

See “About Calvert” above. Mr. McGlynn and Ms. Bishop, the Portfolio Managers for each Fund, have managed the assets of Calvert Large Cap Value Fund (previously the Everest Fund of Summit Mutual Funds, Inc.) since 1999 and 2000, respectively, and have managed the assets of Calvert Equity Income Fund since that Fund's inception in October 2011.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
James R. McGlynn, CFA	December 12, 2008-present: Lead Portfolio Manager of Calvert’s large cap value team. 1999-2008: Managing Director – Equities, and Portfolio Manager, Summit Investment Partners, Inc. Mr. McGlynn has 30 years of experience in the investment industry.	Portfolio Manager, Calvert Large Cap Value Fund and Co-Portfolio Manager, Calvert Equity Income Fund
Yvonne M. Bishop, CFA	December 12, 2008-present: Assistant Portfolio Manager of Calvert’s large cap value team. 2000-2008: Assistant Portfolio Manager for equity accounts, Summit Investment Partners, Inc. Ms. Bishop has 20 years of experience in the investment industry.	Assistant Portfolio Manager, Calvert Large Cap Value Fund and Co-Portfolio Manager, Calvert Equity Income Fund

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

The Calvert Asset Allocation Committee (the “Allocation Committee”) manages the Asset Allocation Funds. Natalie A. Trunow is the head of the Allocation Committee. She is Senior Vice President, Chief Investment Officer – Equities, Calvert, and oversees investment strategy and management of all Calvert balanced, equity and asset allocation portfolios. Ms. Trunow joined Calvert as Head, Equities, in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management. The Asset Allocation Funds’ SAI provides additional information about Ms. Trunow’s management of other accounts, compensation and ownership of securities in each Asset Allocation Fund.

Calvert and each Fund have obtained an exemptive order from the SEC to permit Calvert and the applicable Fund, pursuant to approval by the Fund's Board of Trustees/Directors, to enter into and materially amend contracts with the Fund’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)) without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for further details.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 87

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund (other than the Asset Allocation Funds) for the most recent fiscal year as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund do not pay advisory fees to Calvert for performing investment advisory services. Calvert, however, does receive advisory fees from managing the underlying Calvert funds, a portion of which are paid indirectly by the Asset Allocation Funds. For the most recent fiscal year, each Asset Allocation Fund paid an administrative fee of 0.15% of the Fund’s average daily net assets to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

Fund	Advisory Fee
Calvert Balanced Portfolio	0.425%
Calvert Equity Portfolio	0.49%[1]
Calvert Social Index Fund	0.20%
Calvert Large Cap Core Portfolio	0.50%[2]
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.75%
Calvert International Opportunities Fund	0.80%
Calvert Emerging Markets Equity Fund	0.95%[3]
Calvert Small Cap Fund	0.70%
Calvert Global Alternative Energy Fund	0.95%
Calvert Global Water Fund	0.95%
Calvert Large Cap Value Fund	0.65%
Calvert Equity Income Fund	0.65%

1 The contractual advisory fee is 0.50%; the Advisor voluntarily waived 0.01% in advisory fees.

2 The contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees.

3 The amount represents the contractual advisory fee of 0.95%. The Fund commenced operations on October 29, 2012.

________________________________________

A discussion regarding the basis for the approval by the Funds’ Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund (other than Calvert Emerging Markets Equity Fund) is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year. A discussion regarding the basis for the approval by the Board of Trustees of the investment advisory agreement with respect to Calvert Emerging Markets Equity Fund will be available in the Semi-Annual Report for the Fund covering the fiscal period that ends on March 31, 2013.

CONSULTING FEES

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Ibbotson Associates, a wholly-owned subsidiary of Morningstar, Inc., serves as an asset allocation consultant and provides guidance on maintaining an optimal allocation strategy for the Asset Allocation Funds. Ibbotson reviews portfolio allocations on a quarterly basis and reports results and recommendations to the Calvert Asset Allocation Committee. Each Asset Allocation Fund pays Ibbotson an annual fee of 0.05% of the Fund’s average daily net assets as compensation for such consulting services. Ibbotson Associates is located at 225 North Michigan Avenue, Suite 700, Chicago, Illinois 60601.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 88

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO BUY SHARES

Getting Started -- Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts.

Then, decide which Class of shares is best for you. You should make this decision carefully, based on: • the amount you wish to invest; • the length of time you plan to keep the investment; • the Class expenses; and • whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares is best for you.

Choosing a Share Class

IMPORTANT NOTICE REGARDING CLASS B SHARES

Class B shares of the Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund and Calvert Small Cap Fund are not offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described below.

Initial or additional purchase requests for a Fund’s Class B shares will be rejected, unless they relate to reinvestment of dividends and/or capital gain distributions by existing Class B shareholders, or exchanges from existing accounts in Class B shares of other Funds. Shareholders who hold Class B shares of a Fund may continue to hold their shares until they automatically convert to Class A shares under the existing conversion schedule with respect to Class B shares. Shareholders may redeem their Class B shares; please note: payment of a contingent deferred sales charge may be required upon redemption of your Class B shares. Class B shareholders may continue to reinvest dividends and/or capital gain distributions into their Class B accounts. Class B shareholders of a Fund may also continue to exchange their shares for Class B shares of other Funds. Because the assets attributable to Class B shares of a Fund will decrease over time as a result of the closing of Class B, Calvert has voluntarily agreed to limit total net expenses for Class B of each Fund to the net Class B expense rate of the respective Fund in effect as of February 28, 2010 (November 29, 2010, for Calvert Small Cap Fund), exclusive of acquired fund fees and expenses, performance fee adjustments and/ or voluntary reimbursements, if applicable, until all of the Class B shares of the Fund automatically convert to Class A or are redeemed and/or exchanged for shares of other Funds. All other features of Class B shares, including contingent deferred sales charge schedules, Rule 12b-1 distribution and service fees, and conversion features, remain unchanged and continue in effect.

The following chart lists the different Classes of shares offered by each Fund and the Classes offered by the Fund in this prospectus. Class I ($1 million minimum) for certain Funds is offered in a separate prospectus. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor.

Fund	Classes Offered by Fund	Classes of Fund Offered in this Prospectus*
Calvert Equity Portfolio	Five classes (Class A, B, C, I and Y)*	Class A, B, C and Y
Calvert Capital Accumulation Fund
Calvert International Equity Fund
Calvert Social Index Fund
Calvert Balanced Portfolio	Four classes (Class A, B, C and I)*	Class A, B and C
Calvert Large Cap Core Portfolio
Calvert Small Cap Fund
Calvert International Opportunities Fund	Four classes (Class A, C, I and Y)	Class A, C and Y
Calvert Global Alternative Energy Fund
Calvert Emerging Markets Equity Fund

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 89

Calvert Global Water Fund	Three classes (Class A, C and Y)	Class A, C and Y
Calvert Large Cap Value Fund
Calvert Equity Income Fund
Calvert Conservative Allocation Fund	Two classes (Class A and C)	Class A and C
Calvert Moderate Allocation Fund
Calvert Aggressive Allocation Fund

* As described above, Class B shares of a Fund are not offered for purchase, except through reinvestment of dividends and/or distributions, and through exchanges.

This chart shows the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 4.75% or less, depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	Class A shares have an annual 12b-1 fee of up to 0.50%.
Other	Class A shares have lower annual expenses than Class B and C due to a lower 12b-1 fee.
Class B Shares: Deferred Sales Charge for Six Years

Investor Type	For investors who prefer not to pay a front-end sales charge and who plan to hold the shares until the contingent deferred sales charge no longer applies.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell your shares within six years, you will pay a deferred sales charge of 5.00% or less on shares you sell.
Distribution and/or Service Fees	Class B shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this class are higher than Class A because of the higher 12b-1 fee. Your shares will automatically convert to Class A shares after eight years, reducing your future annual expenses.
Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	Class C shares have an annual 12b-1 fee of 1.00%.
Other	The expenses of this Class are higher than Class A because of the higher 12b-1 fee. There is no conversion to Class A.

Class Y Shares: No Sales Charge

Investor Type

Generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.
Other	Class Y shares have lower annual expenses than Class A, B and C because Class Y has no 12b-1 fee.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 90

When the total balance of your existing Class C holdings of Calvert Funds reaches or exceeds $500,000, you should make future investments in Class A shares since you will qualify to purchase Class A shares at a reduced sales load.

Class A
(All Funds)

If you choose Class A, you will pay a front-end sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in Calvert Balanced Portfolio, or if your cumulative purchases or the value in your account is more than $50,000 but less than $100,000,* then the sales charge is reduced to 3.75%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Your investment in Class A shares	Sales Charge % of offering price	% of Amt. Invested
Less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	3.75%	3.90%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

* This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

** Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid by CID are subject to a one-year CDSC of 0.80%. See “Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges” in this Prospectus.

The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class B
(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert International Equity Fund and Calvert Small Cap Fund)

Class B has no front-end sales charge as there is with Class A, but if you sell the shares within the first six years, you will have to pay a “contingent deferred” sales charge (“CDSC”). This means that you do not have to pay the sales charge unless you sell your shares within the first six years after purchase. Keep in mind that the longer you hold Class B shares, the less you will have to pay in deferred sales charges. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Time Since Purchase	CDSC
1st year	5%
2nd year	4%
3rd year	4%
4th year	3%
5th year	2%
6th year	1%
After 6 years	None

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 91

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. For example, if you invested $5,000 in Calvert Equity Portfolio Class B shares three years ago, and your investment is now worth $5,750, the CDSC will be calculated by taking the lesser of the two values ($5,000), and multiplying it by 4%, for a CDSC of $200. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

The CDSC on Class B Shares will be waived in the following circumstances:

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m) (6) of the Internal Revenue Code of 1986, as amended (the "Code”).

• Involuntary redemptions of accounts under procedures set forth by the Fund’s Board of Trustees/Directors.

• A single annual withdrawal under a systematic withdrawal plan of up to 10% per year of the shareholder’s account balance, but no sooner than nine months from purchase date or within 30 days of a redemption. This systematic withdrawal plan requires a minimum account balance of $50,000 to be established.

• If the selling broker/dealer had an agreement with CID, the Funds’ distributor, to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. (For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers” below.) Ask your broker/dealer if this waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class C
(All Funds)

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

The CDSC on Class C Shares will be waived if the shares were sold by a broker/dealer that has an agreement with CID to sell such shares for omnibus retirement account platforms and without a CDSC upon the redemption of the shares. For more information on the agreement, see “Service Fees and Arrangements with Broker/Dealers,” below. Ask your broker/dealer if this CDSC waiver applies to you (generally, applicable only to 401(k) and 403(b) platforms).

Class Y
(Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund, Calvert Emerging Markets Equity Fund, Calvert Large Cap Value Fund and Calvert Equity Income Fund)

Class Y shares are sold without any initial sales load or CDSC.

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID to offer Class Y shares to their clients.

Reduced Sales Charges

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Information regarding sales load breakpoints/discounts is also available on Calvert’s website at www.calvert.com.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 92

Rights of Accumulation can be applied to several accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class of Calvert’s non-money market funds, including shares held by your family group or other qualified group* and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert Funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

______________________________________
* A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which:

1. has been in existence for more than six months, and 2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CID and broker/dealers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CID or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CID or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert Funds (excluding money market funds) purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, CID will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on shares purchased for the benefit of a retirement plan under section 457 of the Code. There is no sales charge on shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase:

(i) Calvert has been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or

(ii) the cost or current value of shares a 401(k) plan has in Calvert Funds (except money market funds) is at least $1 million.

Neither the Funds, nor CID, nor any affiliate of CID will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by CID of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Retirement Plans, 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 93

College Savings Plans under Section 529

There is no sales charge on shares purchased for the D.C. College Savings Plan if, at the time of purchase, the owner of the savings plan account is: (i) a District of Columbia resident, or (ii) a participant in payroll deduction to the D.C. College Savings Plan of a business with at least 300 employees.

Other Circumstances

There is no sales charge on shares of any Calvert Fund sold to or constituting the following:

• current or retired Directors, Trustees, or Officers of the Calvert Funds or Calvert and its affiliates; employees of Calvert and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges” above);
• directors, officers, and employees of any subadvisor for the Calvert Funds, employees of broker/dealers distributing the Fund’s shares and family members of the subadvisor, or broker/dealer;
• purchases made through a registered investment advisor;
• trust departments of banks or savings institutions for trust clients of such bank or institution;
• clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;
• purchases through a broker/dealer maintaining an omnibus account with a Fund, provided the purchases are made by:
            (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services;
            (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker/ dealer or agent; or
            (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the Code, and “rabbi trusts;” and
• the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert IRA with Calvert or its agent as the custodian that is funded by the sale immediately prior to the rollover/transfer of Calvert Fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement.

Established Accounts

You may purchase shares of Calvert Balanced Portfolio at net asset value if your account was established on or before July 17, 1986. To take advantage of this sales charge waiver, you must purchase shares directly from Calvert and notify Calvert at the time of purchase. If you do not let Calvert know that you are eligible, you may not receive this sales charge waiver to which you are otherwise entitled. In order to determine your eligibility, it may be necessary for you to provide Calvert with information and records, including account statements.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert Fund automatically invested in another Calvert Fund account with no additional sales charge.

Purchases made at Net Asset Value (“NAV”)

Except for money market funds, if you make a purchase at NAV, you may exchange shares in that amount to another Calvert Fund without incurring a sales charge.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 94

Reinstatement Privilege (Class A and Class B)

Subject to the Funds’ market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert Fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. Within 90 days after redemption of Class B shares, you may reinvest in Class A of the Fund at NAV, if a CDSC was paid. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. Each Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

Each Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares (except with respect to Class Y, which has no Rule 12b-1 plan). The distribution plan also allows each Fund to pay service fees to persons (such as your financial professional) for services provided to shareholders. See “Method of Distribution” in the respective Fund’s SAI for further discussion of these services. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year unless otherwise indicated. Fees payable under the distribution plan may be increased to the maximum amount only after approval by the Fund’s Board of Trustees/Directors. The fees are based on average daily net assets by Class.

Maximum Payable under Plan/Amount Actually Paid
	Class A	Class B	Class C
Calvert Balanced Portfolio	0.35%/0.23%	1.00%/1.00%*	1.00%/1.00%*
Calvert Equity Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Social Index Fund	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Large Cap Core Portfolio	0.25%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert Capital Accumulation Fund	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Equity Fund	0.35%/0.25%	1.00%/1.00%*	1.00%/1.00%*
Calvert International Opportunities Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Small Cap Fund	0.35%/0.25%	1.00%1.00%*	1.00%/1.00%*
Calvert Global Alternative Energy Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Global Water Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Emerging Markets Equity Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Large Cap Value Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Equity Income Fund	0.50%/0.25%	N/A	1.00%/1.00%*
Calvert Conservative Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Moderate Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*
Calvert Aggressive Allocation Fund	0.35%/0.25%	N/A	1.00%/1.00%*

* For Classes B and C, 0.75% of the Fund’s average daily net assets is paid for distribution services and 0.25% is paid for shareholder services.

Service Fees and Arrangements with Broker/Dealers

CID, each Fund’s distributor, pays broker/dealers a commission, or reallowance (expressed as a percentage of the offering price for Class A, and a percentage of the amount invested for Class B and C), when you purchase shares of non-money market funds (except with respect to Class Y). CID also pays broker/dealers an ongoing service fee (except with respect to Class Y) while you own shares of that Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The following table shows the maximum commissions and service fees paid by CID to broker/dealers, which differ depending on the Class.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 95

Maximum Commission/Service Fees
	Class A*	Class B**	Class C***
Calvert Balanced Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Equity Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Social Index Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Large Cap Core Portfolio	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Capital Accumulation Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Equity Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert International Opportunities Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Small Cap Fund	4.00%/0.25%	4.00%/0.25%	1.00%/1.00%
Calvert Global Alternative Energy Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Global Water Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Emerging Markets Equity Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Large Cap Value Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Equity Income Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Conservative Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Moderate Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%
Calvert Aggressive Allocation Fund	4.00%/0.25%	N/A	1.00%/1.00%

* Class A service fees begin to accrue in the first month after purchase.

** Class B service fee begins to accrue in the 13th month after purchase.

*** Class C pays broker/dealers a service fee of 0.25% and additional compensation of 0.75% for a total annual percentage rate of 1%. These fees begin to accrue in the 13th month after purchase.

If the selling broker/dealer has an agreement with CID to sell Class C shares (or had such an agreement with respect to Class B shares) for omnibus retirement account platforms and without a CDSC upon the redemption of the shares, CID does not pay the selling broker/dealer a commission but does pay the selling broker/dealer a service fee and additional compensation totaling 1.00%, which may begin in the first month, rather than in the 13th month after purchase.

During special sales promotions, CID may reallow to broker/dealers the full Class A front-end sales charge. CID may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/ dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. CID may pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more. Where paid, the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. If a finder’s fee is paid, and some or all of the purchase is exchanged into another Calvert Fund with a lower finder’s fee within one year, then CID may recoup the difference in the finder’s fee from the broker/dealer. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one-year CDSC of 0.80%. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

How to Open an Account (Class A and C Shares)

Complete and sign an application for each new account (the application is available at www.calvert.com or by calling 800-368-2748). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert’s client services department at 800-368-2748.

Please see the respective Fund Summary above with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. A Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 96

How to Open an Account (Class Y Shares)

Class Y shares are generally available only to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with CID, the Funds’ distributor, to offer Class Y shares to their clients. A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with CID.

The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program. CID will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of a Fund.

Please see the respective Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. The Funds may charge a $2 service fee on additional purchases of less than $250. All Class Y purchases must be made by bankwire or via the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. For additional information and wire instructions, call Calvert at 800-368-2746.

Subsequent Investments (Class A and C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert, P.O. Box 219739, Kansas City, MO 64121-9739, or if you use registered, certified or overnight mail, to: Calvert, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 97

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund and Calvert Emerging Markets Equity Fund have retained a third-party fair value pricing service, pursuant to the respective Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below.

All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert’s office in Bethesda, Maryland, will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. Any purchase less than the $250 minimum for subsequent investments may be charged a service fee of $2. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

• The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 98

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account by telephone or mail on any day your Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a statement of intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the
Fund not reasonably practicable.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, B and C Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

Written Requests (Class A, B and C Shares)

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, and the number of shares or the dollar amount you are redeeming, and how you want the money sent to you. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions (Class A, B and C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class B or Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 99

Corporations and Associations (Class A, B and C Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts (Class A, B and C Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Accounts of foundations, endowments, state and local governments, and those that use consultants.

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees/Directors.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions. • Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a “qualified default investment alternative” in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (Calvert Balanced Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund only).

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 100

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com (Class A, B and C only).

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A, B and C Shares)

By signing up for services when completing an application to open your Class A or Class C account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date to an existing account, the Funds require a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A, B and C Shares)

You may purchase Class A or Class C shares or sell Class A, Class B or Class C shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new Class A or Class C shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, B and C Shares)

You may purchase Class A or Class C shares, or redeem or exchange Class A, Class B or Class C shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

For Class A, B and C shares, complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.

An exchange must satisfy the minimum investment amount for that Calvert Fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 101

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees/Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or

(ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only). Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 102

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance / Low Balance Fee

Please maintain a balance in each of your Fund accounts of at least $5,000 per class for regular accounts/$1,000 per class for IRA accounts (Calvert Large Cap Core Portfolio and Calvert Social Index Fund). If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class for Calvert Large Cap Core Portfolio and

Calvert Social Index Fund).

If the balance in your account falls below the minimum during a month, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Calvert Balanced Portfolio	Paid quarterly
Calvert Equity Income Fund	Paid quarterly
Calvert Conservative Allocation Fund	Paid quarterly
Calvert Moderate Allocation Fund	Paid quarterly
Calvert Aggressive Allocation Fund	Paid quarterly
Calvert Equity Portfolio	Paid annually
Calvert Social Index Fund	Paid annually
Calvert Large Cap Core Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually
Calvert Global Water Fund	Paid annually
Calvert Emerging Markets Equity Fund	Paid annually
Calvert Large Cap Value Fund	Paid annually

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 103

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund, Calvert Global Water Fund or Calvert Emerging Markets Equity Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 104

TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

DESCRIPTION OF UNDERLYING FUNDS
(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

Each Asset Allocation Fund seeks to achieve its investment objective by investing primarily in shares of other underlying Calvert funds. The investment performance and risks of the Asset Allocation Funds are therefore directly related to the investment performance and risks of the underlying Calvert funds. The respective Fund Summaries for the Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund in this Prospectus specify the underlying Calvert funds in which each Asset Allocation Fund may invest. Calvert is the investment advisor for all of the underlying funds.

UNDERLYING CALVERT EQUITY FUNDS

The investment objective, principal investment strategies and principal risks of the underlying Calvert equity funds are described in the respective Fund Summaries in this Prospectus. For additional information on the underlying equity funds’ investment strategies and risks, see “More Information on Investment Strategies and Risks” in this Prospectus. Additional investment practices are described in the SAI of each of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

Two additional underlying Calvert funds (Calvert Bond Portfolio and Calvert Money Market Portfolio) are offered in a separate Calvert prospectus. The investment objectives, principal investment strategies and principal risks of these two underlying funds are described below. This description is not an offer of these underlying funds’ shares. For additional information on the investment strategies and risks of these two underlying funds, please see the appropriate Calvert Income Funds Prospectus dated January 31, 2013. Additional investment practices are described in the Calvert Social Investment Fund SAI dated January 31, 2013 that includes these two underlying funds. The prospectus and SAI for Calvert Bond Portfolio and Calvert Money Market Portfolio are available on Calvert’s website at www.calvert.com.

Calvert Fixed-Income Fund

Calvert Bond Portfolio

Investment Objective

The Fund seeks to provide as high a level of current income as is consistent with prudent investment risk and preservation of capital through investment in bonds and straight debt securities meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund uses an active strategy, seeking relative value to earn incremental income. Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in fixed-income securities. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. At least 80% of the Fund’s net assets will be invested in investment grade debt securities. A debt security is investment grade when assigned a credit quality rating of BBB- or higher by Standard & Poor’s Rating Services (“Standard & Poor’s”) or an equivalent rating by another nationally recognized statistical rating organization (‘‘NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund invests principally in bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. goverment-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)). The Fund also may invest in trust preferred securities, taxable municipal securities, asset-backed securities (“ABS”), including commercial mortgage-backed securities, and repurchase agreements.

The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and ABS.

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In addition, the Fund may invest in leveraged loans. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically.

The Fund may invest up to 20% of its net assets in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including bonds rated in default. A debt security is below investment grade when assigned a credit quality rating below BBB- by Standard & Poor’s or an equivalent rating by another NRSRO, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor.

The Fund may also invest up to 25% of its net assets in foreign debt securities. Foreign debt securities include American Depositary Receipts (“ADRs”).

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-Diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises). Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below-investment-grade leveraged loans are usually more credit sensitive.

Management Risk. The individual investments of the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

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Junk Bond Risk. Investments in junk bonds can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These securities, which are rated below investment grade, have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve full recovery.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Calvert Money Market Fund

Calvert Money Market Portfolio

Investment Objective

The Fund seeks to provide the highest level of current income, consistent with liquidity, safety and security of capital, through investment in money market instruments meeting the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund invests in high quality money market instruments, such as commercial paper, variable rate demand notes, corporate, agency and taxable municipal obligations, and repurchase agreements. All investments must comply with the SEC’s money market fund requirements per Rule 2a-7 of the Investment Company Act of 1940.

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Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Income Risk. The income level of the Fund will fluctuate with changing market conditions and interest rate levels. The income the Fund receives may fall as a result of a decline in interest rates.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Credit risk, however, should be low for the Fund because it invests primarily in securities that are considered to be of high quality. The Fund also limits the amount it invests in any one issuer to try to lessen its exposure to credit risk.

Management Risk. The individual bonds in the Fund may not perform as expected, due to credit, political or other risks and/or the Fund’s portfolio management practices may not achieve the desired result.

Repurchase Agreement Risk. A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING BY THE UNDERLYING FUNDS

(Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

UNDERLYING CALVERT EQUITY FUNDS

Please see “About Sustainable and Socially Responsible Investing” in this Prospectus with respect to the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert equity funds.

UNDERLYING CALVERT FIXED-INCOME AND MONEY MARKET FUNDS

The following describes the investment selection process and the sustainable and socially responsible investment criteria of the underlying Calvert fixed-income and money market funds.

CALVERT SIGNATURE STRATEGIES®
(Calvert Bond Portfolio and Calvert Money Market Portfolio)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the

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Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet the standards for the Fund’s sustainable and socially responsible investment criteria, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert believes there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Calvert Bond Portfolio may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees without shareholder approval.

Calvert Bond Portfolio and Calvert Money Market Portfolio

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innova-tive and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries. • Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 109

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local com-munities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by gov-ernments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages. • Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manu-facture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, Calvert Bond Portfolio and Calvert Money Market Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help

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establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, Calvert Bond Portfolio may invest a small percentage of its assets through a special investment program that is a non-principal investment strategy pioneered by Calvert – High Social Impact Investments.

High Social Impact Investments

High Social Impact Investments is a program that targets up to 1% of the Fund’s net assets. High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Fund’s sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Fund believes that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

The Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in the Fund's Prospectus. The Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order, the Fund may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Fund and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 111

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$26.19	$25.94	$24.02
Income from investment operations:
Net investment income	.23	.29	.27
Net realized and unrealized gain (loss)	4.62	.22	1.91
Total from investment operations	4.85	.51	2.18
Distributions from:
Net investment income	(.23)	(.26)	(.26)
Net realized gain	—	—	—
Total distributions	(.23)	(.26)	(.26)
Total increase (decrease) in net asset value	4.62	.25	1.92
Net asset value, ending	$30.81	$26.19	$25.94

Total return*	18.58%	1.94%	9.12%
Ratios to average net assets:A
Net investment income	.78%	1.04%	1.08%
Total expenses	1.22%	1.22%	1.23%
Expenses before offsets	1.22%	1.22%	1.23%
Net expenses	1.22%	1.22%	1.23%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$447,678	$405,716	$419,363

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009	2008
Net asset value, beginning		$25.03	$31.37
Income from investment operations:
Net investment income		.40	.57
Net realized and unrealized gain (loss)		(1.03)	(4.72)
Total from investment operations		(.63)	(4.15)
Distributions from:
Net investment income		(.38)	(.56)
Net realized gain		**	(1.63)
Total distributions		(.38)	(2.19)
Total increase (decrease) in net asset value		(1.01)	(6.34)
Net asset value, ending		$24.02	$25.03

Total return*		(2.29%)	(14.13%)
Ratios to average net assets:A
Net investment income		1.87%	2.03%
Total expenses		1.28%	1.21%
Expenses before offsets		1.28%	1.21%
Net expenses		1.28%	1.20%
Portfolio turnover		57%	77%
Net assets, ending (in thousands)		$404,542	$434,069

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 112

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$25.96	$25.73	$23.83
Income from investment operations:
Net investment income (loss)	(.07)	****	.01
Net realized and unrealized gain (loss)	4.58	.23	1.90
Total from investment operations	4.51	.23	1.91
Distributions from:
Net investment income	**	—	(.01)
Net realized gain	—	—	—
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	4.51	.23	1.90
Net asset value, ending	$30.47	$25.96	$25.73

Total return*	17.39%	.89%	8.02%
Ratios to average net assets:A
Net investment income (loss)	(.23%)	.01%	.04%
Total expenses	2.23%	2.24%	2.27%
Expenses before offsets	2.23%	2.24%	2.27%
Net expenses	2.23%	2.24%	2.27%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$7,835	$9,306	$12,127

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2009	2008
Net asset value, beginning		$24.84	$31.13
Income from investment operations:
Net investment income		.13	.28
Net realized and unrealized gain (loss)		(.99)	(4.66)
Total from investment operations		(.86)	(4.38)
Distributions from:
Net investment income		(.15)	(.28)
Net realized gain		**	(1.63)
Total distributions		(.15)	(1.91)
Total increase (decrease) in net asset value		(1.01)	(6.29)
Net asset value, ending		$23.83	$24.84

Total return*		(3.35%)	(14.93%)
Ratios to average net assets:A
Net investment income		.82%	1.05%
Total expenses		2.36%	2.19%
Expenses before offsets		2.36%	2.19%
Net expenses		2.35%	2.18%
Portfolio turnover		57%	77%
Net assets, ending (in thousands)		$14,294	$17,939

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 113

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$25.72	$25.47	$23.58
Income from investment operations:
Net investment income (loss)	(.02)	.05	.05
Net realized and unrealized gain (loss)	4.54	.23	1.88
Total from investment operations	4.52	.28	1.93
Distributions from:
Net investment income	(.01)	(.03)	(.04)
Net realized gain	—	—	—
Total distributions	(.01)	(.03)	(.04)
Total increase (decrease) in net asset value	4.51	.25	1.89
Net asset value, ending	$30.23	$25.72	$25.47

Total return*	17.60%	1.08%	8.17%
Ratios to average net assets:A
Net investment income (loss)	(.05%)	.18%	.19%
Total expenses	2.05%	2.07%	2.12%
Expenses before offsets	2.05%	2.07%	2.12%
Net expenses	2.05%	2.07%	2.12%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$29,605	$24,335	$24,269

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009	2008
Net asset value, beginning		$24.58	$30.83
Income from investment operations:
Net investment income		.19	.32
Net realized and unrealized gain (loss)		(1.01)	(4.64)
Total from investment operations		(.82)	(4.32)
Distributions from:
Net investment income		(.18)	(.30)
Net realized gain		**	(1.63)
Total distributions		(.18)	(1.93)
Total increase (decrease) in net asset value		(1.00)	(6.25)
Net asset value, ending		$23.58	$24.58

Total return*		(3.22%)	(14.88%)
Ratios to average net assets:A
Net investment income		.95%	1.15%
Total expenses		2.21%	2.08%
Expenses before offsets		2.21%	2.08%
Net expenses		2.21%	2.08%
Portfolio turnover		57%	77%
Net assets, ending (in thousands)		$21,810	$24,631

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 114

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$32.91	$32.56	$29.25
Income from investment operations:
Net investment income (loss)	(.05)	(.09)	(.04)
Net realized and unrealized gain (loss)	7.32	.44	3.39
Total from investment operations	7.27	.35	3.35
Distributions from:
Net investment income	—	—	(.04)
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	(.04)
Total increase (decrease) in net asset value	5.57	.35	3.31
Net asset value, ending	$38.48	$32.91	$32.56
Total return*	22.75%	1.07%	11.44%
Ratios to average net assets:A
Net investment income (loss)	(.15%)	(.25%)	(.13%)
Total expenses	1.21%	1.20%	1.22%
Expenses before offsets	1.21%	1.20%	1.22%
Net expenses	1.21%	1.20%	1.22%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$1,500,089	$1,297,315	$980,605

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008
Net asset value, beginning		$32.92	$41.06
Income from investment operations:
Net investment income (loss)		.06	(.02)
Net realized and unrealized gain (loss)		(1.81)	(5.69)
Total from investment operations		(1.75)	(5.71)
Distributions from:
Net realized gain		(1.92)	(2.43)
Total distributions		(1.92)	(2.43)
Total increase (decrease) in net asset value		(3.67)	(8.14)
Net asset value, ending		$29.25	$32.92
Total return*		(3.46%)	(14.85%)
Ratios to average net assets:A
Net investment income (loss)		.23%	(.05%)
Total expenses		1.28%	1.21%
Expenses before offsets		1.28%	1.21%
Net expenses		1.28%	1.20%
Portfolio turnover		38%	51%
Net assets, ending (in thousands)		$837,205	$834,312

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 115

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$28.40	$28.34	$25.67
Income from investment operations:
Net investment income (loss)	(.31)	(.36)	(.28)
Net realized and unrealized gain (loss)	6.26	.42	2.95
Total from investment operations	5.95	.06	2.67
Distributions from:
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	—
Total increase (decrease) in net asset value	4.25	.06	2.67
Net asset value, ending	$32.65	$28.40	$28.34

Total return*	21.66%	.21%	10.40%
Ratios to average net assets:A
Net investment income (loss)	(1.02%)	(1.14%)	(1.03%)
Total expenses	2.09%	2.08%	2.13%
Expenses before offsets	2.08%	2.08%	2.13%
Net expenses	2.08%	2.08%	2.13%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$28,391	$35,852	$35,761

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2009 (z)	2008
Net asset value, beginning		$29.46	$37.29
Income from investment operations:
Net investment income (loss)		(.15)	(.33)
Net realized and unrealized gain (loss)		(1.72)	(5.07)
Total from investment operations		(1.87)	(5.40)
Distributions from:
Net realized gain		(1.92)	(2.43)
Total distributions		(1.92)	(2.43)
Total increase (decrease) in net asset value		(3.79)	(7.83)
Net asset value, ending		$25.67	$29.46

Total return*		(4.34%)	(15.56%)
Ratios to average net assets:A
Net investment income (loss)		(.69%)	(.89%)
Total expenses		2.22%	2.05%
Expenses before offsets		2.22%	2.05%
Net expenses		2.22%	2.05%
Portfolio turnover		38%	51%
Net assets, ending (in thousands)		$45,648	$59,438

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 116

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$26.24	$26.15	$23.65
Income from investment operations:
Net investment income (loss)	(.25)	(.29)	(.23)
Net realized and unrealized gain (loss)	5.77	.38	2.73
Total from investment operations	5.52	.09	2.50
Distributions from:
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	—
Total increase (decrease) in net asset value	3.82	.09	2.50
Net asset value, ending	$30.06	$26.24	$26.15

Total return*	21.82%	.34%	10.57%
Ratios to average net assets:A
Net investment income (loss)	(.87%)	(1.01%)	(.92%)
Total expenses	1.94%	1.95%	2.01%
Expenses before offsets	1.93%	1.95%	2.01%
Net expenses	1.93%	1.95%	2.01%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$150,000	$132,658	$97,961

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009 (z)	2008
Net asset value, beginning		$27.32	$34.73
Income from investment operations:
Net investment income (loss)		(.11)	(.25)
Net realized and unrealized gain (loss)		(1.64)	(4.73)
Total from investment operations		(1.75)	(4.98)
Distributions from:
Net realized gain		(1.92)	(2.43)
Total distributions		(1.92)	(2.43)
Total increase (decrease) in net asset value		(3.67)	(7.41)
Net asset value, ending		$23.65	$27.32

Total return*		(4.23%)	(15.49%)
Ratios to average net assets:A
Net investment income (loss)		(.57%)	(.81%)
Total expenses		2.09%	1.97%
Expenses before offsets		2.09%	1.97%
Net expenses		2.08%	1.96%
Portfolio turnover		38%	51%
Net assets, ending (in thousands)		$87,512	$97,327

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 117

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2012 (z)	2011	(z)
Net asset value, beginning	$33.25	$32.78
Income from investment operations:
Net investment income	.09	.04
Net realized and unrealized gain	7.42	.43
Total from investment operations	7.51	.47
Distributions from:
Net investment income	—	—
Net realized gain	(1.70)	—
Total distributions	(1.70)	—
Total increase (decrease) in net asset value	5.81	.47
Net asset value, ending	$39.06	$33.25

Total return*	23.26%	1.43%
Ratios to average net assets:A
Net investment income	.25%	.10%
Total expenses	.82%	.84%
Expenses before offsets	.81%	.84%
Net expenses	81%	.84%
Portfolio turnover	36%	41%
Net assets, ending (in thousands)	$106,723	$66,377

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2010 (z)	2009	# (z)
Net asset value, beginning	$29.35	$27.35
Income from investment operations:
Net investment income	.02	.08
Net realized and unrealized gain	3.42	3.84
Total from investment operations	3.44	3.92
Distributions from:
Net investment income	(.01)	—
Net realized gain	—	(1.92)
Total distributions	(.01)	(1.92)
Total increase (decrease) in net asset value	3.43	2.00
Net asset value, ending	$32.78	$29.35
Total return*	11.73%	16.59%
Ratios to average net assets:A
Net investment income	.08%	.34	% (a)
Total expenses	1.14%	11.72	% (a)
Expenses before offsets	.96%	.96	% (a)
Net expenses	.96%	.96	% (a)
Portfolio turnover	39%	35%
Net assets, ending (in thousands)	$11,811	$483

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 118

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$10.35	$10.48	$9.70
Income from investment operations:
Net investment income	.13	.09	.08
Net realized and unrealized gain (loss)	2.89	(.14)	.80
Total from investment operations	3.02	(.05)	.88
Distributions from:
Net investment income	(.10)	(.08)	(.10)
Total distributions	(.10)	(.08)	(.10)
Total increase (decrease) in net asset value	2.92	(.13)	.78
Net asset value, ending	$13.27	$10.35	$10.48

Total return*	29.36%	(.57%)	9.06%
Ratios to average net assets:A
Net investment income	1.03%	.81%	.77%
Total expenses	1.11%	.99%	1.06%
Expenses before offsets	.75%	.75%	.75%
Net expenses	.75%	.75%	.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$97,904	$71,741	$71,952

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008
Net asset value, beginning		$10.44	$13.67
Income from investment operations:
Net investment income.		.11	.14
Net realized and unrealized gain (loss)		(.75)	(3.23)
Total from investment operations		(.64)	(3.09)
Distributions from:
Net investment income		(.10)	(.14)
Total distributions		(.10)	(.14)
Total increase (decrease) in net asset value		(.74)	(3.23)
Net asset value, ending		$9.70	$10.44

Total return*		(5.80%)	(22.81%)
Ratios to average net assets:A
Net investment income		1.34%	1.14%
Total expenses		1.16%	1.10%
Expenses before offsets		.75%	.76%
Net expenses		.75%	.75%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$63,609	$44,439

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 119

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$9.87	$10.03	$9.30
Income from investment operations:
Net investment income (loss)	—	(.02)	(.06)
Net realized and unrealized gain (loss)	2.78	(.14)	.80
Total from investment operations	2.78	(.16)	.74
Distributions from:
Net investment income	—	—	(.01)
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	2.78	(.16)	.73
Net asset value, ending	$12.65	$9.87	$10.03

Total return*	28.17%	(1.60%)	7.94%
Ratios to average net assets:A
Net investment income (loss)	.04%	(.19%)	(.23%)
Total expenses	2.38%	2.31%	2.30%
Expenses before offsets	1.75%	1.75%	1.75%
Net expenses	1.75%	1.75%	1.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$1,989	$2,324	$2,956

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2009 (z)	2008
Net asset value, beginning		$10.01	$13.11
Income from investment operations:
Net investment income		.03	.01
Net realized and unrealized gain (loss)		(.71)	(3.10)
Total from investment operations		(.68)	(3.09)
Distributions from:
Net investment income		(.03)	(.01)
Total distributions		(.03)	(.01)
Total increase (decrease) in net asset value		(.71)	(3.10)
Net asset value, ending		$9.30	$10.01

Total return*		(6.67%)	(23.57%)
Ratios to average net assets:A
Net investment income		.37%	.14%
Total expenses		2.46%	2.11%
Expenses before offsets		1.75%	1.76%
Net expenses		1.75%	1.75%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$3,433	$4,117

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 120

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$9.87	$10.03	$9.29
Income from investment operations:
Net investment income (loss)	.01	(.02)	(.02)
Net realized and unrealized gain (loss)	2.77	(.14)	.77
Total from investment operations	2.78	(.16)	.75
Distributions from:
Net investment income	—	—	(.01)
Total distributions	—	—	(.01)
Total increase (decrease) in net asset value	2.78	(.16)	.74
Net asset value, ending	$12.65	$9.87	$10.03

Total return*	28.17%	(1.60%)	8.04%
Ratios to average net assets:A
Net investment income (loss)	.04%	(.19%)	(.23%)
Total expenses	1.89%	1.95%	2.06%
Expenses before offsets	1.74%	1.75%	1.75%
Net expenses	1.74%	1.75%	1.75%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$9,958	$6,098	$6,139

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009 (z)	2008
Net asset value, beginning		$10.01	$13.10
Income from investment operations:
Net investment income		.03	.01
Net realized and unrealized gain (loss)		(.72)	(3.09)
Total from investment operations		(.69)	(3.08)
Distributions from:
Net investment income		(.03)	(.01)
Total distributions		(.03)	(.01)
Total increase (decrease) in net asset value		(.72)	(3.09)
Net asset value, ending		$9.29	$10.01

Total return*		(6.80%)	(23.51%)
Ratios to average net assets:A
Net investment income		.36%	.14%
Total expenses		2.23%	1.97%
Expenses before offsets		1.75%	1.76%
Net expenses		1.75%	1.75%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$5,607	$6,141

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 121

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

	PERIOD ENDED
	SEPTEMBER 30,
CLASS Y SHARES	2012	+(z)
Net asset value, beginning	$12.42
Income from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss)	.82
Total from investment operations	.85
Distributions from:
Net investment income	—
Total distributions	—
Total increase (decrease) in net asset value	.85
Net asset value, ending	$13.27

Total return*	6.84%
Ratios to average net assets:A
Net investment income	1.16	% (a)
Total expenses	.86	% (a)
Expenses before offsets	.60	% (a)
Net expenses	.60	% (a)
Portfolio turnover	7%
Net assets, ending (in thousands)	$12,589

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 122

CALVERT LARGE CAP CORE PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$15.16	$15.02	$13.62
Income from investment operations:
Net investment income	.15	.11	.07
Net realized and unrealized gain (loss)	3.31	.11	1.44
Total from investment operations	3.46	.22	1.51
Distributions from:
Net investment income	(.13)	(.08)	(.11)
Total distributions	(.13)	(.08)	(.11)
Total increase (decrease) in net asset value	3.33	.14	1.40
Net asset value, ending	$18.49	$15.16	$15.02

Total return*	22.91%	1.43%	11.10%
Ratios to average net assets:A
Net investment income	.83%	.68%	.47%
Total expenses	1.40%	1.44%	1.48%
Expenses before offsets	1.30%	1.34%	1.38%
Net expenses	1.30%	1.34%	1.38%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$41,334	$32,184	$34,563

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$14.93	$20.49
Income from investment operations:
Net investment income		.12	.15
Net realized and unrealized gain (loss)		(1.25)	(4.52)
Total from investment operations		(1.13)	(4.37)
Distributions from:
Net investment income		(.18)	(.11)
Net realized gain		—	(1.08)
Total distributions		(.18)	(1.19)
Total increase (decrease) in net asset value		(1.31)	(5.56)
Net asset value, ending		$13.62	$14.93

Total return*		(7.22%)	(22.57%)
Ratios to average net assets:A
Net investment income		1.10%	.84%
Total expenses		1.54%	1.36%
Expenses before offsets		1.44%	1.26%
Net expenses		1.43%	1.24%
Portfolio turnover		111%	46%
Net assets, ending (in thousands)		$33,040	$45,345

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 123

CALVERT LARGE CAP CORE PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$13.57	$13.57	$12.36
Income from investment operations:
Net investment income (loss)	(.08)	(.10)	(.11)
Net realized and unrealized gain (loss)	2.97	.10	1.32
Total from investment operations	2.89	—	1.21
Total increase (decrease) in net asset value	2.89	—	1.21
Net asset value, ending	$16.46	$13.57	$13.57

Total return*	21.30%	.00%	9.79%
Ratios to average net assets:A
Net investment income (loss)	(.49%)	(.65%)	(.82%)
Total expenses	2.95%	2.80%	2.78%
Expenses before offsets	2.67%	2.67%	2.67%
Net expenses	2.67%	2.67%	2.67%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$1,383	$1,704	$2,329

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$13.51	$18.72
Income from investment operations:
Net investment income (loss)		(.03)	(.04)
Net realized and unrealized gain (loss)		(1.12)	(4.09)
Total from investment operations		(1.15)	(4.13)
Distributions from:
Net realized gain		—	(1.08)
Total distributions		—	(1.08)
Total increase (decrease) in net asset value		(1.15)	(5.21)
Net asset value, ending		$12.36	$13.51

Total return*		(8.51%)	(23.36%)
Ratios to average net assets:A
Net investment income (loss)		(.26%)	(.23%)
Total expenses		2.97%	2.41%
Expenses before offsets		2.83%	2.31%
Net expenses		2.83%	2.30%
Portfolio turnover		111%	46%
Net assets, ending (in thousands)		$2,768	$4,003

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 124

CALVERT LARGE CAP CORE PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$13.82	$13.75	$12.48
Income from investment operations:
Net investment income (loss)	—	(.03)	(.06)
Net realized and unrealized gain (loss)	3.02	.10	1.33
Total from investment operations	3.02	.07	1.27
Total increase (decrease) in net asset value	3.02	.07	1.27
Net asset value, ending	$16.84	$13.82	$13.75

Total return*	21.85%	.51%	10.18%
Ratios to average net assets:A
Net investment income (loss)	(.03%)	(.22%)	(.46%)
Total expenses	2.26%	2.33%	2.42%
Expenses before offsets	2.16%	2.23%	2.32%
Net expenses	2.16%	2.23%	2.32%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$7,199	$5,962	$6,297

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$13.61	$18.82
Income from investment operations:
Net investment income		.01	—
Net realized and unrealized gain (loss)		(1.12)	(4.13)
Total from investment operations		(1.11)	(4.13)
Distributions from:
Net investment income		(.02)	—
Net realized gain		—	(1.08)
Total distributions		(.02)	(1.08)
Total increase (decrease) in net asset value		(1.13)	(5.21)
Net asset value, ending		$12.48	$13.61

Total return*		(8.09%)	(23.23%)
Ratios to average net assets:A
Net investment income (loss)		.12%	(.03%)
Total expenses		2.52%	2.22%
Expenses before offsets		2.41%	2.12%
Net expenses		2.41%	2.10%
Portfolio turnover		111%	46%
Net assets, ending (in thousands)		$5,767	$6,631

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 125

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$26.00	$24.93	$20.71
Income from investment operations:
Net investment income (loss)	(.26)	(.28)	(.25)
Net realized and unrealized gain (loss)	7.64	1.35	4.47
Total from investment operations	7.38	1.07	4.22
Distributions from:
Net realized gain	(1.93)	—	—
Total distributions	(1.93)	—	—
Total increase (decrease) in net asset value	5.45	1.07	4.22
Net asset value, ending	$31.45	$26.00	$24.93

Total return*	29.16%	4.29%	20.38%
Ratios to average net assets:A
Net investment income (loss)	(.85%)	(.93%)	(1.08%)
Total expenses	1.53%	1.58%	1.76%
Expenses before offsets	1.53%	1.58%	1.76%
Net expenses	1.53%	1.58%	1.76%
Portfolio turnover	63%	65%	87%
Net assets, ending (in thousands)	$157,016	$128,755	$86,635

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009	2008
Net asset value, beginning		$23.00	$28.11
Income from investment operations:
Net investment income (loss)		(.17)	(.21)
Net realized and unrealized gain (loss)		(2.12)	(4.49)
Total from investment operations		(2.29)	(4.70)
Distributions from:
Net realized gain		—	(.41)
Total distributions		—	(.41)
Total increase (decrease) in net asset value		(2.29)	(5.11)
Net asset value, ending		$20.71	$23.00

Total return*		(9.96%)	(16.97%)
Ratios to average net assets:A
Net investment income (loss)		(.92%)	(.79%)
Total expenses		1.88%	1.66%
Expenses before offsets		1.88%	1.66%
Net expenses		1.88%	1.65%
Portfolio turnover		72%	49%
Net assets, ending (in thousands)		$72,289	$85,195

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 126

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$22.72	$22.03	$18.50
Income from investment operations:
Net investment income (loss)	(.55)	(.55)	(.53)
Net realized and unrealized gain (loss)	6.62	1.24	4.06
Total from investment operations	6.07	.69	3.53
Distributions from:
Net realized gain	(1.93)	—	—
Total distributions	(1.93)	—	—
Total increase (decrease) in net asset value	4.14	.69	3.53
Net asset value, ending	$26.86	$22.72	$22.03

Total return*	27.50%	3.13%	19.08%
Ratios to average net assets:A
Net investment income (loss)	(2.12%)	(2.07%)	(2.17%)
Total expenses	2.80%	2.72%	2.84%
Expenses before offsets	2.80%	2.72%	2.84%
Net expenses	2.80%	2.71%	2.84%
Portfolio turnover	63%	65%	87%
Net assets, ending (in thousands)	$2,707	$3,129	$4,138

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2009	2008
Net asset value, beginning		$20.78	$25.66
Income from investment operations:
Net investment income (loss)		(.39)	(.47)
Net realized and unrealized gain (loss)		(1.89)	(4.00)
Total from investment operations		(2.28)	(4.47)
Distributions from:
Net realized gain		—	(.41)
Total distributions		—	(.41)
Total increase (decrease) in net asset value		(2.28)	4.88
Net asset value, ending		$18.50	$20.78

Total return*		(10.97%)	(17.70%)
Ratios to average net assets:A
Net investment income (loss)		(2.04%)	(1.73%)
Total expenses		2.99%	2.57%
Expenses before offsets		2.99%	2.57%
Net expenses		2.99%	2.56%
Portfolio turnover		72%	49%
Net assets, ending (in thousands)		$4,793	$7,803

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 127

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$22.29	$21.55	$18.05
Income from investment operations:
Net investment income (loss)	(.42)	(.46)	(.39)
Net realized and unrealized gain (loss)	6.50	1.20	3.89
Total from investment operations	6.08	.74	3.50
Distributions from:
Net realized gain	(1.93)	—	—
Total distributions	(1.93)	—	—
Total increase (decrease) in net asset value	4.15	.74	3.50
Net asset value, ending	$26.44	$22.29	$21.55

Total return*	28.11%	3.43%	19.39%
Ratios to average net assets:A
Net investment income (loss)	(1.64%)	(1.79%)	(1.87%)
Total expenses	2.33%	2.44%	2.54%
Expenses before offsets	2.33%	2.44%	2.54%
Net expenses	2.33%	2.44%	2.54%
Portfolio turnover	63%	65%	87%
Net assets, ending (in thousands)	$18,630	$12,973	$9,449

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009	2008
Net asset value, beginning		$20.20	$24.93
Income from investment operations:
Net investment income (loss)		(.28)	(.38)
Net realized and unrealized gain (loss)		(1.87)	(3.94)
Total from investment operations		(2.15)	(4.32)
Distributions from:
Net realized gain		—	(.41)
Total distributions		—	(.41)
Total increase (decrease) in net asset value		(2.15)	(4.73)
Net asset value, ending		$18.05	$20.20

Total return*		(10.64%)	(17.62%)
Ratios to average net assets:A
Net investment income (loss)		(1.75%)	(.157%)
Total expenses		2.71%	2.42%
Expenses before offsets		2.71%	2.42%
Net expenses		2.70%	2.42%
Portfolio turnover		72%	49%
Net assets, ending (in thousands)		$8,287	$10,252

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 128

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2012 (z)	2011	(z) ##
Net asset value, beginning	$26.03	$29.79
Income from investment operations:
Net investment income (loss)	(.18)	(.15)
Net realized and unrealized gain (loss)	7.64	(3.61)
Total from investment operations	7.46	(3.76)
Distributions from:
Net realized gain	(1.93)	—
Total distributions	(1.93)	—
Total increase (decrease) in net asset value	5.53	(3.76)
Net asset value, ending	$31.56	$26.03

Total return*	29.45%	(12.62%)
Ratios to average net assets:A
Net investment income (loss)	(.59%)	(.74	%) (a)
Total expenses	1.29%	1.49	% (a)
Expenses before offsets	1.29%	1.44	% (a)
Net expenses	1.29%	1.44	% (a)
Portfolio turnover	63%	65%
Net assets, ending (in thousands)	$8,071	$7,968

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 129

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$11.84	$13.88	$13.83
Income from investment operations:
Net investment income	.12	.15	.06
Net realized and unrealized gain (loss)	1.68	(2.15)	.09
Total from investment operations	1.80	(2.00)	.15
Distributions from:
Net investment income	(.15)	(.04)	(.10)
Net realized gain	—	—	—
Total distributions	(.15)	(.04)	(.10)
Total increase (decrease) in net asset value	1.65	(2.04)	0.05
Net asset value, ending	$13.49	$11.84	$13.88

Total return*	15.34%	(14.47%)	1.08%
Ratios to average net assets:A
Net investment income	.96%	1.03%	.46%
Total expenses	1.84%	1.80%	1.83%
Expenses before offsets	1.80%	1.80%	1.80%
Net expenses	1.80%	1.80%	1.80%
Portfolio turnover	43%	49%	133%
Net assets, ending (in thousands)	$183,588	$173,936	$245,309

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008
Net asset value, beginning		$15.31	$25.57
Income from investment operations:
Net investment income		.11	.37
Net realized and unrealized gain (loss)		(1.19)	(8.46)
Total from investment operations		(1.08)	(8.09)
Distributions from:
Net investment income		(.37)	(.24)
Net realized gain		(.03)	(1.93)
Total distributions		(.40)	(2.17)
Total increase (decrease) in net asset value		(1.48)	(10.26)
Net asset value, ending		$13.83	$15.31

Total return*		(6.27%)	(34.31%)
Ratios to average net assets:A
Net investment income		.99%	1.81%
Total expenses		1.87%	1.65%
Expenses before offsets		1.86%	1.63%
Net expenses		1.86%	1.63%
Portfolio turnover		135%	100%
Net assets, ending (in thousands)		$270,900	$324,091

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 130

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$10.48	$12.40	$12.40
Income from investment operations:
Net investment income (loss)	(.03)	(.03)	(.09)
Net realized and unrealized gain (loss)	1.49	(1.89)	.09
Total from investment operations	1.46	(1.92)	—
Distributions from:
Net investment income	—	—	—
Net realized gain	—	—	—
Total distributions	—	—	—
Total increase (decrease) in net asset value	1.46	(1.92)	—
Net asset value, ending	$11.94	$10.48	$12.40

Total return*	13.93%	(15.48%)	0.00%
Ratios to average net assets:A
Net investment income (loss)	(.26%)	(.21%)	(.74%)
Total expenses	3.18%	3.02%	3.03%
Expenses before offsets	2.97%	2.97%	2.97%
Net expenses	2.97%	2.97%	2.97%
Portfolio turnover	43%	49%	133%
Net assets, ending (in thousands)	$3,607	$4,506	$6,850

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES		2009 (z)	2008
Net asset value, beginning		$13.69	$23.11
Income from investment operations:
Net investment income (loss)		(.02)	.12
Net realized and unrealized gain (loss)		(1.06)	(7.56)
Total from investment operations		(1.08)	(7.44)
Distributions from:
Net investment income		(.18)	(.05)
Net realized gain		(.03)	(1.93)
Total distributions		(.21)	(1.98)
Total increase (decrease) in net asset value		(1.29)	(9.42)
Net asset value, ending		$12.40	$13.69

Total return*		(7.47%)	(34.97%)
Ratios to average net assets:A
Net investment income (loss)		(.26%)	.78%
Total expenses		3.12%	2.63%
Expenses before offsets		3.10%	2.61%
Net expenses		3.10%	2.60%
Portfolio turnover		135%	100%
Net assets, ending (in thousands)		$8,993	$12,512

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 131

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$10.26	$12.10	$12.07
Income from investment operations:
Net investment income (loss)	.01	.01	(.05)
Net realized and unrealized gain (loss)	1.45	(1.85)	.08
Total from investment operations	1.46	(1.84)	.03
Distributions from:
Net investment income	(.01)	—	—
Net realized gain	—	—	—
Total distributions	(.01)	—	—
Total increase (decrease) in net asset value	1.45	(1.84)	0.03
Net asset value, ending	$11.71	$10.26	$12.10

Total return*	14.23%	(15.21%)	0.25%
Ratios to average net assets:A
Net investment income (loss)	.05%	.12%	(.41%)
Total expenses	2.72%	2.67%	2.72%
Expenses before offsets	2.69%	2.67%	2.69%
Net expenses	2.69%	2.67%	2.69%
Portfolio turnover	43%	49%	133%
Net assets, ending (in thousands)	$15,922	$16,195	$21,942

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009 (z)	2008
Net asset value, beginning		$13.31	$22.51
Income from investment operations:
Net investment income		.01	.19
Net realized and unrealized gain (loss)		(1.03)	(7.40)
Total from investment operations		(1.02)	(7.21)
Distributions from:
Net investment income		(.19)	(.06)
Net realized gain		(.03)	(1.93)
Total distributions		(.22)	(1.99)
Total increase (decrease) in net asset value		(1.24)	(9.20)
Net asset value, ending		$12.07	$13.31

Total return*		(7.16%)	(34.86%)
Ratios to average net assets:A
Net investment income		.07%	1.01%
Total expenses		2.79%	2.47%
Expenses before offsets		2.79%	2.45%
Net expenses		2.79%	2.45%
Portfolio turnover		135%	100%
Net assets, ending (in thousands)		$24,107	$31,475

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 132

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2012 (z)	2011	(z)
Net asset value, beginning	$12.45	$14.53
Income from investment operations:
Net investment income	.18	.24
Net realized and unrealized gain (loss)	1.77	(2.30)
Total from investment operations	1.95	(2.06)
Distributions from:
Net investment income	(.15)	(.02)
Net realized gain	—	—
Total distributions	(.15)	(.02)
Total increase (decrease) in net asset value	1.80	(2.08)
Net asset value, ending	$14.25	$12.45

Total return*	15.80%	(14.20%)
Ratios to average net assets:A
Net investment income	1.36%	1.56%
Total expenses	1.46%	1.51%
Expenses before offsets	1.39%	1.39%
Net expenses	1.39%	1.39%
Portfolio turnover	43%	49%
Net assets, ending (in thousands)	$7,535	$7,398

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2010 (z)	2009	# (z)
Net asset value, beginning	$14.34	$11.45
Income from investment operations:
Net investment income	.08	.17
Net realized and unrealized gain (loss)	.17	2.76
Total from investment operations	.25	2.93
Distributions from:
Net investment income	(.06)	(.01)
Net realized gain	—	(.03)
Total distributions	(.06)	(.04)
Total increase (decrease) in net asset value	0.19	2.89
Net asset value, ending	$14.53	$14.34

Total return*	1.73%	25.75%
Ratios to average net assets:A
Net investment income	.61%	1.52	% (a)
Total expenses	2.14%	5.91	% (a)
Expenses before offsets	1.39%	1.39	% (a)
Net expenses	1.39%	1.39	% (a)
Portfolio turnover	133%	100%
Net assets, ending (in thousands)	$2,790	$702

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 133

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012	2011	2010 (z)
Net asset value, beginning	$10.57	$12.43	$11.40
Income from investment operations:
Net investment income	.13	.10	.06
Net realized and unrealized gain (loss)	2.01	(1.93)	.97
Total from investment operations	2.14	(1.83)	1.03
Distributions from:
Net investment income	(.12)	(.03)	—
Total distributions	(.12)	(.03)	—
Total increase (decrease) in net asset value	2.02	(1.86)	1.03
Net asset value, ending	$12.59	$10.57	$12.43

Total return*	20.52%	(14.78%)	9.04%
Ratios to average net assets:A
Net investment income	1.10%	.68%	.48%
Total expenses	2.35%	2.21%	2.27%
Expenses before offsets	1.66%	1.66%	1.66%
Net expenses	1.66%	1.66%	1.66%
Portfolio turnover	56%	126%	44%
Net assets, ending (in thousands)	$27,406	$24,874	$30,062

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$11.50	$15.32
Income from investment operations:
Net investment income		.06	.17
Net realized and unrealized gain (loss)		(.10)	(3.99)
Total from investment operations		(.04)	(3.82)
Distributions from:
Net investment income		(.06)	—
Net realized gain		**	—
Total from distributions		(.06)	—
Total increase (decrease) in net asset value		(.10)	(3.82)
Net asset value, ending		$11.40	$11.50

Total return*		(.16%)	(24.93%)
Ratios to average net assets:A
Net investment income		.63%	1.22%
Total expenses		2.70%	2.81%
Expenses before offsets		1.67%	1.68%
Net expenses		1.67%	1.66%
Portfolio turnover		98%	29%
Net assets, ending (in thousands)		$21,328	$16,710

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 134

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012	2011	2010 (z)
Net asset value, beginning	$10.32	$12.20	$11.29
Income from investment operations:
Net investment income (loss)	.04	(.01)	(.03)
Net realized and unrealized gain (loss)	1.95	(1.87)	.94
Total from investment operations	1.99	(1.88)	.91
Distributions from:
Net investment income	(.01)	—	—
Total distributions	(.01)	—	—
Total increase (decrease) in net asset value	1.98	(1.88)	.91
Net asset value, ending	$12.30	$10.32	$12.20

Total return*	19.31%	(15.41%)	8.06%
Ratios to average net assets:A
Net investment income (loss)	.30%	(.13%)	(.25%)
Total expenses	3.65%	3.48%	3.88%
Expenses before offsets	2.50%	2.50%	2.50%
Net expenses	2.50%	2.50%	2.50%
Portfolio turnover	56%	126%	44%
Net assets, ending (in thousands)	$2,363	$1,831	$1,744

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$11.39	$15.30
Income from investment operations
Net investment income (loss)		(.02)	.09
Net realized and unrealized gain (loss)		(.08)	(4.00)
Total from investment operations		(.10)	(3.91)
Distributions from:
Net realized gain		**	—
Total from distributions		**	—
Total increase (decrease) in net asset value		(.10)	(3.91)
Net asset value, ending		$11.29	$11.39

Total return*		(.82%)	(25.56%)
Ratios to average net assets:A
Net investment income (loss)		(.19%)	.67%
Total expenses		5.38%	7.55%
Expenses before offsets		2.51%	2.52%
Net expenses		2.51%	2.50%
Portfolio turnover		98%	29%
Net assets, ending (in thousands)		$823	$620

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 135

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2012	2011
Net asset value, beginning	$10.00	$11.72
Income from investment operations:
Net investment income	.15	.13
Net realized and unrealized gain (loss)	1.90	(1.83)
Total from investment operations	2.05	(1.70)
Distributions from:
Net investment income	(.11)	(.02)
Total distributions	(.11)	(.02)
Total increase (decrease) in net asset value	1.94	(1.72)
Net asset value, ending	$11.94	$10.00

Total return*	20.69%	(14.52%)
Ratios to average net assets:A
Net investment income	1.36%	1.04%
Total expenses	2.49%	2.68%
Expenses before offsets	1.41%	1.41%
Net expenses	1.41%	1.41%
Portfolio turnover	56%	126%
Net assets, ending (in thousands)	$1,638	$1,519

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2010 (z)	2009	#(z)
Net asset value, beginning	$11.50	$8.67
Income from investment operations:
Net investment income	.10	.13
Net realized and unrealized gain (loss)	.90	2.70
Total from investment operations	1.00	2.83
Distributions from:
Net investment income	(.78)	—
Net realized gain	—	**
Total from distributions	(.78)	**
Total increase (decrease) in net asset value	.22	2.83
Net asset value, ending	$11.72	$11.50

Total return*	9.18%	32.71%
Ratios to average net assets:A
Net investment income	.96%	1.56	% (a)
Total expenses	4.73%	21.67	% (a)
Expenses before offsets	1.41%	1.42	% (a)
Net expenses	1.41%	1.41	% (a)
Portfolio turnover	44%	90%
Net assets, ending (in thousands)	$944	$112

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 136

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$15.15	$15.55	$14.14
Income from investment operations:
Net investment income (loss)	.20	.02	(.06)
Net realized and unrealized gain (loss)	4.05	(.42)	1.47
Total from investment operations	4.25	(.40)	1.41
Distributions from:
Net investment income	(.04)	—	—
Total distributions	(.04)	—	—
Total increase (decrease) in net asset value	4.21	(.40)	1.41
Net asset value, ending	$19.36	$15.15	$15.55

Total return*	28.12%	(2.56%)	9.97%
Ratios to average net assets:A
Net investment income (loss)	1.13%	.13%	(.35%)
Total expenses	1.78%	1.81%	1.94%
Expenses before offsets	1.69%	1.69%	1.69%
Net expenses	1.69%	1.69%	1.69%
Portfolio turnover	3%	9%	174%
Net assets, ending (in thousands)	$95,189	$81,374	$34,763

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009	2008
Net asset value, beginning		$15.61	$18.95
Income from investment operations:
Net investment income (loss)		(.02)	(.04)
Net realized and unrealized gain (loss)		(1.45)	(3.30)
Total from investment operations		(1.47)	(3.34)
Total increase (decrease) in net asset value		(1.47)	(3.34)
Net asset value, ending		$14.14	$15.61

Total return*		(9.42%)	(17.63%)
Ratios to average net assets:A
Net investment income (loss)		(.18%)	(.21%)
Total expenses		2.09%	1.88%
Expenses before offsets		1.70%	1.70%
Net expenses		1.69%	1.69%
Portfolio turnover		61%	62%
Net assets, ending (in thousands)		$34,051	$31,035

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 137

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS B SHARES	2012 (z)	2011	(z)++
Net asset value, beginning	$14.97	$16.81
Income from investment operations:
Net investment income (loss)	(0.05)	(.21)
Net realized and unrealized gain (loss)	3.97	(1.63)
Total from investment operations	3.92	(1.84)
Total increase (decrease) in net asset value	3.92	(1.84)
Net asset value, ending	$18.89	$14.97

Total return*	26.19%	(10.95%)
Ratios to average net assets:A
Net investment income (loss)	(.31%)	(1.38	%) (a)
Total expenses	3.50%	3.46	% (a)
Expenses before offsets	3.19%	3.19	% (a)
Net expenses	3.19%	3.19	% (a)
Portfolio turnover	3%	9%
Net assets, ending (in thousands)	$1,449	$2,183

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 138

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$14.25	$14.77	$13.55
Income from investment operations:
Net investment income (loss)	.03	(.15)	(.15)
Net realized and unrealized gain (loss)	3.80	(.37)	1.37
Total investment operations	3.83	(.52)	1.22
Total increase (decrease) in net asset value	3.83	(.52)	1.22
Net asset value, ending	$18.08	$14.25	$14.77

Total return*	26.88%	(3.52%)	9.00%
Ratios to average net assets:A
Net investment income (loss)	.19%	(.87%)	(1.28%)
Total expenses	2.64%	2.74%	3.17%
Expenses before offsets	2.64%	2.69%	2.69%
Net expenses	2.64%	2.69%	2.69%
Portfolio turnover	3%	9%	174%
Net assets, ending (in thousands)	$9,907	$8,618	$2,583

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009	2008
Net asset value, beginning		$15.08	$18.50
Income from investment operations:
Net investment income (loss)		(.12)	(.20)
Net realized and unrealized gain (loss)		(1.41)	(3.22)
Total from investment operations		(1.53)	(3.42)
Total increase (decrease) in net asset value		(1.53)	(3.42)
Net asset value, ending		$13.55	$15.08

Total return*		(10.15%)	(18.49%)
Ratios to average net assets:A
Net investment income (loss)		(1.17%)	(1.21%)
Total expenses		3.64%	3.22%
Expenses before offsets		2.70%	2.70%
Net expenses		2.69%	2.69%
Portfolio turnover		61%	62%
Net assets, ending (in thousands)		$1,889	$1,735

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 139

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$5.48	$8.22	$10.45
Income from investment operations:
Net investment income (loss)	(.01)	.10	(.07)
Net realized and unrealized gain (loss)	(.17)	(2.84)	(2.16)
Total from investment operations	(.18)	(2.74)	(2.23)
Distributions from:
Net investment income	(.14)	—	—
Total distributions	(.14)	—	—
Total increase (decrease) in net asset value	(.32)	(2.74)	(2.23)
Net asset value, ending	$5.16	$5.48	$8.22

Total return*	(3.27%)	(33.33%)	(21.34%)
Ratios to average net assets:A
Net investment income (loss)	(.21%)	1.28%	(.69%)
Total expenses	2.57%	2.30%	2.29%
Expenses before offsets	1.85%	1.85%	1.85%
Net expenses	1.85%	1.85%	1.85%
Portfolio turnover	52%	65%	73%
Net assets, ending (in thousands)	$57,727	$76,921	$145,314

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$12.35	$16.35
Income from investment operations:
Net investment income (loss)		(.02)	(.15)
Net realized and unrealized gain (loss)		(1.88)	(3.85)
Total from investment operations		(1.90)	(4.00)
Total increase (decrease) in net asset value		(1.90)	(4.00)
Net asset value, ending		$10.45	$12.35

Total return*		(15.38%)	(24.46%)
Ratios to average net assets:A
Net investment income (loss)		(.25%)	(.89%)
Total expenses		2.37%	2.23%
Expenses before offsets		1.85%	1.86%
Net expenses		1.85%	1.85%
Portfolio turnover		61%	54%
Net assets, ending (in thousands)		$198,077	$173,942

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 140

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$5.28	$7.99	$10.26
Income from investment operations:
Net investment income (loss)	(.06)	.02	(.15)
Net realized and unrealized gain (loss)	(.17)	(2.73)	(2.12)
Total from investment operations	(.23)	(2.71)	(2.27)
Distributions from:
Net investment income	(.05)	—	—
Total distributions	(.05)	—	—
Total increase (decrease) in net asset value	(.28)	(2.71)	(2.27)
Net asset value, ending	$5.00	$5.28	$7.99

Total return*	(4.38%)	(33.92%)	(22.12%)
Ratios to average net assets:A
Net investment income (loss)	(1.22%)	.28%	(1.68%)
Total expenses	3.37%	3.10%	3.10%
Expenses before offsets	2.85%	2.85%	2.85%
Net expenses	2.85%	2.85%	2.85%
Portfolio turnover	52%	65%	73%
Net assets, ending (in thousands)	$13,595	$18,300	$33,191

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$12.23	$16.36
Income from investment operations:
Net investment income (loss)		(.10)	(.30)
Net realized and unrealized gain (loss)		(1.87)	(3.83)
Total from investment operations		(1.97)	(4.13)
Total increase (decrease) in net asset value		(1.97)	(4.13)
Net asset value, ending		$10.26	$12.23

Total return*		(16.11%)	(25.24%)
Ratios to average net assets:A
Net investment income (loss)		(1.24%)	(1.86%)
Total expenses		3.20%	2.98%
Expenses before offsets		2.85%	2.86%
Net expenses		2.85%	2.85%
Portfolio turnover		61%	54%
Net assets, ending (in thousands)		$42,224	$36,348

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 141

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2012 (z)	2011	^^^ (z)
Net asset value, beginning	$5.49	$7.70
Income from investment operations:
Net investment income (loss)	.05	(.01)
Net realized and unrealized gain (loss)	(.22)	(2.20)
Total from investment operations	(.17)	(2.21)
Total increase (decrease) in net asset value	(.17)	(2.21)
Net asset value, ending	$5.32	$5.49

Total return*	(3.10%)	(28.70%)
Ratios to average net assets:A
Net investment income (loss)	.90%	(.92	%) (a)
Total expenses	6.75%	873.73	% (a)
Expenses before offsets	1.60%	1.60	% (a)
Net expenses	1.60%	1.60	% (a)
Portfolio turnover	52%	65%
Net assets, ending (in thousands)	$897	$9

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 142

CALVERT GLOBAL WATER FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$14.29	$15.40	$14.85
Income from investment operations:
Net investment income (loss)	0.02	.06	.02
Net realized and unrealized gain (loss)	3.29	(.69)	.79
Total from investment operations	3.31	(.63)	.81
Distributions from:
Net investment income	(.04)	(.02)	(.03)
Net realized gain	(1.58)	(.46)	(.23)
Total distributions	(1.62)	(.48)	(.26)
Total increase (decrease) in net asset value	1.69	(1.11)	.55
Net asset value, ending	$15.98	$14.29	$15.40

Total return*	25.16%	(4.38%)	5.50%
Ratios to average net assets:A
Net investment income	.16%	.36%	16%
Total expenses	2.34%	2.32%	2.69%
Expenses before offsets	1.85%	1.85%	1.85%
Net expenses	1.85%	1.85%	1.85%
Portfolio turnover	116%	125%	61%
Net assets, ending (in thousands)	$55,964	$39,535	$35,401

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008 ^
Net asset value, beginning		$15.00	$15.00
Income from investment operations:
Net investment income		.11	—
Net realized and unrealized gain (loss)		(.26)	—
Total from investment operations		(.15)	—
Total increase (decrease) in net asset value		(.15)	—
Net asset value, ending		$14.85	$15.00

Total return*		(1.00%)	—
Ratios to average net assets:A
Net investment income		.87%	—
Total expenses		5.78%	—
Expenses before offsets		1.99%	—
Net expenses		1.85%	—
Portfolio turnover		58%	—
Net assets, ending (in thousands)		$9,365	$1,000

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 143

CALVERT GLOBAL WATER FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$13.90	$15.12	$14.70
Income from investment operations:
Net investment income (loss)	(.12)	(.10)	(.13)
Net realized and unrealized gain (loss)	3.18	(.66)	.79
Total from investment operations	3.06	(.76)	.66
Distributions from:
Net investment income	—	—	(.01)
Net realized gain	(1.58)	(.46)	(.23)
Total distributions	(1.58)	(.46)	(.24)
Total increase (decrease) in net asset value	1.48	(1.22)	.42
Net asset value, ending	$15.38	$13.90	$15.12

Total return*	23.90%	(5.33%)	4.51%
Ratios to average net assets:A
Net investment income (loss)	(.81%)	(.60%)	(.90%)
Total expenses	3.20%	3.26%	3.96%
Expenses before offsets	2.85%	2.85%	2.85%
Net expenses	2.85%	2.85%	2.85%
Portfolio turnover	116%	125%	61%
Net assets, ending (in thousands)	$8,574	$5,537	$3,202

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009 (z)	2008 ^
Net asset value, beginning		$15.00	$15.00
Income from investment operations:
Net investment income		****	—
Net realized and unrealized gain (loss)		(.30)	—
Total from investment operations		(.30)	—
Total increase (decrease) in net asset value		(.30)	—
Net asset value, ending		$14.70	$15.00

Total return*		(2.00%)	—
Ratios to average net assets:A
Net investment income		.03%	—
Total expenses		11.38%	—
Expenses before offsets		2.99%	—
Net expenses		2.85%	—
Portfolio turnover		58%	—
Net assets, ending (in thousands)		$915	$1

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 144

CALVERT GLOBAL WATER FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$14.28	$15.44	$14.83
Income from investment operations:
Net investment income (loss)	.05	.12	.09
Net realized and unrealized gain (loss)	3.31	(.71)	.77
Total from investment operations	3.36	(.59)	.86
Distributions from:
Net investment income	(.03)	(.11)	(.02)
Net realized gain	(1.58)	(.46)	(.23)
Total distributions	(1.61)	(.57)	(.25)
Total increase (decrease) in net asset value	1.75	(1.16)	.61
Net asset value, ending	$16.03	$14.28	$15.44

Total return*	25.55%	(4.22%)	5.84%
Ratios to average net assets:A
Net investment income	.40%	.76%	.61%
Total expenses	2.12%	2.56%	8.03%
Expenses before offsets	1.60%	1.60%	1.60%
Net expenses	1.60%	1.60%	1.60%
Portfolio turnover	116%	125%	61%
Net assets, ending (in thousands)	$3,692	$2,934	$345

		PERIODS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2009 (z)	2008 ^
Net asset value, beginning		$15.00	$15.00
Income from investment operations:
Net investment income		.08	—
Net realized and unrealized gain (loss)		(.25)	—
Total from investment operations		(.17)	—
Total increase (decrease) in net asset value		(.17)	—
Net asset value, ending		$14.83	$15.00

Total return*		(1.13%)	—
Ratios to average net assets:A
Net investment income		.60%	—
Total expenses		145.92%	—
Expenses before offsets		1.74%	—
Net expenses		1.60%	—
Portfolio turnover		58%	—
Net assets, ending (in thousands)		$31	$1

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 145

CALVERT LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012	2011 (z)	2010 (z)
Net asset value, beginning	$41.36	$43.38	$41.51
Income from investment operations:
Net investment income	.76	.61	.53
Net realized and unrealized gain (loss)	10.69	(2.20)	1.75
Total from investment operations	11.45	(1.59)	2.28
Distributions from:
Net investment income	(.67)	(.43)	(.41)
Total distributions	(.67)	(.43)	(.41)
Total increase (decrease) in net asset value	10.78	(2.02)	1.87
Net asset value, ending	$52.14	$41.36	$43.38

Total return*	27.92%	(3.78%)	5.50%
Ratios to average net assets:A
Net investment income	1.53%	1.30%	1.23%
Total expenses	1.85%	1.84%	1.99%
Expenses before offsets	1.23%	1.23%	1.23%
Net expenses	1.23%	1.23%	1.23%
Portfolio turnover	37%	25%	30%
Net assets, ending (in thousands)	$20,242	$15,213	$10,502

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009 (z)	2008
Net asset value, beginning		$46.85	$67.86
Income from investment operations:
Net investment income		.68	1.03
Net realized and unrealized gain (loss)		(5.08)	(16.17)
Total from investment operations		(4.40)	(15.14)
Distributions from:
Net investment income		(.93)	(.84)
Net realized gain		(.01)	(5.03)
Total distributions		(.94)	(5.87)
Total increase (decrease) in net asset value		(5.34)	(21.01)
Net asset value, ending		$41.51	$46.85

Total return*		(8.91%)	(24.05%)
Ratios to average net assets:A
Net investment income		1.97%	1.55%
Total expenses		2.18%	1.15%
Expenses before offsets		1.23%	1.15%
Net expenses		1.23%	1.15%
Portfolio turnover		31%	37%
Net assets, ending (in thousands)		$5,701	$4,554

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 146

CALVERT LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

	YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012	2011	(z)
Net asset value, beginning	$41.24	$43.37
Income from investment operations:
Net investment income	.18	.08
Net realized and unrealized gain (loss)	10.72	(2.18)
Total from investment operations	10.90	(2.10)
Distributions from:
Net investment income	(.15)	(.03)
Total distributions	(.15)	(.03)
Total increase (decrease) in net asset value	10.75	(2.13)
Net asset value, ending	$51.99	$41.24

Total return*	26.49%	(4.85%)
Ratios to average net assets:A
Net investment income	.39%	.18%
Total expenses	3.22%	3.52%
Expenses before offsets	2.35%	2.35%
Net expenses	2.35%	2.35%
Portfolio turnover	37%	25%
Net assets, ending (in thousands)	$1,843	$1,151

	PERIODS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2010 (z)	2009	(z)^^
Net asset value, beginning	$41.61	$33.72
Income from investment operations:
Net investment income	.06	.15
Net realized and unrealized gain (loss)	1.78	7.74
Total from investment operations	1.84	7.89
Distributions from:
Net investment income	(.08)	**
Total distributions	(.08)	**
Total increase (decrease) in net asset value	1.76	7.89
Net asset value, ending	$43.37	$41.61

Total return*	4.41%	23.41%
Ratios to average net assets:A
Net investment income	.14%	.58	% (a)
Total expenses	5.09%	19.77	% (a)
Expenses before offsets	2.35%	2.35	% (a)
Net expenses	2.35%	2.35	% (a)
Portfolio turnover	30%	20%
Net assets, ending (in thousands)	$650	$182

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 147

CALVERT LARGE CAP VALUE FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES	2012	2011 (z)	2010 (z)
Net asset value, beginning	$41.39	$43.50	$41.85
Income from investment operations:
Net investment income	.94	.71	.65
Net realized and unrealized gain (loss)	10.61	(2.18)	1.76
Total from investment operations	11.55	(1.47)	2.41
Distributions from:
Net investment income	(.85)	(.64)	(.76)
Total distributions	(.85)	(.64)	(.76)
Total increase (decrease) in net asset value	10.70	(2.11)	1.65
Net asset value, ending	$52.09	$41.39	$43.50
Total return*	28.23%	(3.55%)	5.77%
Ratios to average net assets:A
Net investment income	1.80%	1.52%	1.52%
Total expenses	1.26%	1.20%	1.17%
Expenses before offsets	.98%	.98%	.98%
Net expenses	.98%	.98%	.98%
Portfolio turnover	37%	25%	30%
Net assets, ending (in thousands)	$62,766	$60,282	$73,263

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS Y SHARES		2009 (z)	2008
Net asset value, beginning		$47.32	$68.56
Income from investment operations:
Net investment income		.81	1.05
Net realized and unrealized gain (loss)		(5.18)	(16.22)
Total from investment operations		(4.37)	(15.17)
Distributions from:
Net investment income		(1.09)	(1.04)
Net realized gain		(.01)	(5.03)
Total distributions		(1.10)	(6.07)
Total increase (decrease) in net asset value		(5.47)	21.24
Net asset value, ending		$41.85	$47.32

Total return*		(8.70%)	(23.89%)
Ratios to average net assets:A
Net investment income		2.32%	1.80%
Total expenses		1.27%	.90%
Expenses before offsets		.98%	.90%
Net expenses		.98%	.90%
Portfolio turnover		31%	37%
Net assets, ending (in thousands)		$73,369	$82,922

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 148

CALVERT EQUITY INCOME FUND FINANCIAL HIGHLIGHTS

	PERIOD ENDED
	SEPTEMBER 30,
CLASS A SHARES	2012	###(z)
Net asset value, beginning	$15.00
Income from investment operations:
Net investment income	.30
Net realized and unrealized gain (loss)	1.83
Total from investment operations	2.13
Distributions from:
Net investment income	(.26)
Total distributions	(.26)
Total increase (decrease) in net asset value	1.87
Net asset value, ending	$16.87

Total return*	14.29%
Ratios to average net assets:A
Net investment income	1.93	% (a)
Total expenses	3.34	% (a)
Expenses before offsets	1.23	% (a)
Net expenses	1.23	% (a)
Portfolio turnover	30%
Net assets, ending (in thousands)	$5,988

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 149

CALVERT EQUITY INCOME FUND FINANCIAL HIGHLIGHTS

	PERIOD ENDED
	SEPTEMBER 30,
CLASS C SHARES	2012	###(z)
Net asset value, beginning	$15.00
Income from investment operations:
Net investment income	.12
Net realized and unrealized gain (loss)	1.86
Total from investment operations	1.98
Distributions from:
Net investment income	(.07)
Total distributions	(.07)
Total increase (decrease) in net asset value	1.91
Net asset value, ending	$16.91

Total return*	13.21%
Ratios to average net assets:A
Net investment income	.75	% (a)
Total expenses	14.33	% (a)
Expenses before offsets	2.35	% (a)
Net expenses	2.35	% (a)
Portfolio turnover	30%
Net assets, ending (in thousands)	$370

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 150

CALVERT EQUITY INCOME FUND FINANCIAL HIGHLIGHTS

	PERIOD ENDED
	SEPTEMBER 30,
CLASS Y SHARES	2012	###(z)
Net asset value, beginning	$15.00
Income from investment operations:
Net investment income	.32
Net realized and unrealized gain (loss)	1.80
Total from investment operations	2.12
Distributions from:
Net investment income	(.14)
Total distributions	(.14)
Total increase (decrease) in net asset value	1.98
Net asset value, ending	$16.98

Total return*	14.15%
Ratios to average net assets:A
Net investment income	2.18	% (a)
Total expenses	59.31	% (a)
Expenses before offsets	.98	% (a)
Net expenses	.98	% (a)
Portfolio turnover	30%
Net assets, ending (in thousands)	$103

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 151

CALVERT CONSERVATIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012	2011	2010
Net asset value, beginning	$15.01	$15.17	$14.29
Income from investment operations:
Net investment income	.40	.42	.35
Net realized and unrealized gain (loss)	1.65	(.13)	.88
Total from investment operations	2.05	.29	1.23
Distributions from:
Net investment income	(.40)	(.45)	(.35)
Net realized gain	(.21)	—	—
Total distributions	(.61)	(.45)	(.35)
Total increase (decrease) in net asset value	1.44	(.16)	.88
Net asset value, ending	$16.45	$15.01	$15.17
Total return*	13.96%	1.86%	8.69%
Ratios to average net assets:A,B
Net investment income	2.53%	2.65%	2.37%
Total expenses	.77%	.84%	.90%
Expenses before offsets	.44%	.44%	.44%
Net expenses	.44%	.44%	.44%
Portfolio turnover	26%	22%	9%
Net assets, ending (in thousands)	$53,431	$38,329	$32,565

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009	2008
Net asset value, beginning		$14.52	$16.45
Income from investment operations:
Net investment income		.45	.62
Net realized and unrealized gain (loss)		(.04)	(1.70)
Total from investment operations		.41	(1.08)
Distributions from:
Net investment income		(.45)	(.62)
Net realized gain		(.19)	(.23)
Total distributions		(.64)	(.85)
Total increase (decrease) in net asset value		(.23)	(1.93)
Net asset value, ending		$14.29	$14.52
Total return*		3.48%	(6.90%)
Ratios to average net assets:A,B
Net investment income		3.41%	3.92%
Total expenses		1.04%	1.07%
Expenses before offsets		.44%	.44%
Net expenses		.44%	.44%
Portfolio turnover		24%	13%
Net assets, ending (in thousands)		$23,300	$17,551

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 152

CALVERT CONSERVATIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012	2011	2010
Net asset value, beginning	$14.90	$15.10	$14.23
Income from investment operations:
Net investment income	.24	.25	.17
Net realized and unrealized gain (loss)	1.62	(.14)	.87
Total from investment operations	1.86	.11	1.04
Distributions from:
Net investment income	(.23)	(.31)	(.17)
Net realized gain	(.21)	—	—
Total distributions	(.44)	(.31)	(.17)
Total increase (decrease) in net asset value	1.42	(.20)	.87
Net asset value, ending	$16.32	$14.90	$15.10

Total return*	12.73%	.67%	7.39%
Ratios to average net assets:A,B
Net investment income	1.45%	1.47%	1.12%
Total expenses	1.51%	1.59%	1.68%
Expenses before offsets	1.51%	1.59%	1.68%
Net expenses	1.51%	1.59%	1.68%
Portfolio turnover	26%	22%	9%
Net assets, ending (in thousands)	$15,209	$10,492	$8,393

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009	2008
Net asset value, beginning		$14.45	$16.40
Income from investment operations:
Net investment income		.26	.41
Net realized and unrealized gain (loss)		(.03)	(1.72)
Total from investment operations		.23	(1.31)
Distributions from:
Net investment income		(.26)	(.41)
Net realized gain		(.19)	(.23)
Total distributions		(.45)	(.64)
Total increase (decrease) in net asset value		(.22)	(1.95)
Net asset value, ending		$14.23	$14.45

Total return*		2.05%	(8.28%)
Ratios to average net assets:A,B
Net investment income		1.99%	2.54%
Total expenses		1.88%	1.85%
Expenses before offsets		1.88%	1.85%
Net expenses		1.88%	1.85%
Portfolio turnover		24%	13%
Net assets, ending (in thousands)		$5,747	$4,408

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 153

CALVERT MODERATE ALLOCATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012	2011	2010
Net asset value, beginning	$14.51	$14.87	$13.94
Income from investment operations:
Net investment income	.21	.15	.16
Net realized and unrealized gain (loss)	2.36	(.29)	.92
Total from investment operations	2.57	(.14)	1.08
Distributions from:
Net investment income	(.19)	(.20)	(.15)
In excess of net investment income	—	(.02)	—
Total distributions	(.19)	(.22)	(.15)
Total increase (decrease) in net asset value	2.38	(.36)	.93
Net asset value, ending	$16.89	$14.51	$14.87

Total return*	17.89%	(1.03%)	7.76%
Ratios to average net assets:A,B
Net investment income	1.28%	.97%	1.06%
Total expenses	.72%	.73%	.76%
Expenses before offsets	.72%	.73%	.76%
Net expenses	.72%	.73%	.76%
Portfolio turnover	25%	18%	7%
Net assets, ending (in thousands)	$117,550	$95,930	$92,913

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009	2008
Net asset value, beginning		$14.83	$18.30
Income from investment operations:
Net investment income		.23	.37
Net realized and unrealized gain (loss)		(.51)	(3.17)
Total from investment operations		(.28)	(2.80)
Distributions from:
Net investment income		(.22)	(.37)
Net realized gain		(.39)	(.30)
Total distributions		(.61)	(.67)
Total increase (decrease) in net asset value		(.89)	(3.47)
Net asset value, ending		$13.94	$14.83

Total return*		(.95%)	(15.82%)
Ratios to average net assets:A,B
Net investment income		1.85%	2.12%
Total expenses		.83%	.71%
Expenses before offsets		.80%	.71%
Net expenses		.80%	.71%
Portfolio turnover		25%	5%
Net assets, ending (in thousands)		$77,805	$74,972

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 154

CALVERT MODERATE ALLOCATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012	2011	2010
Net asset value, beginning	$14.26	$14.65	$13.79
Income from investment operations:
Net investment income	.09	.04	.05
Net realized and unrealized gain (loss)	2.31	(.29)	.90
Total from investment operations	2.40	(.25)	.95
Distributions from:
Net investment income	(.14)	(.13)	(.09)
In excess of net investment income	—	(.01)	—
Total distributions	(.14)	(.14)	(.09)
Total increase (decrease) in net asset value	2.26	(.39)	.86
Net asset value, ending	$16.52	$14.26	$14.65

Total return*	16.96%	(1.79%)	6.95%
Ratios to average net assets:A,B
Net investment income	.55%	.24%	.30%
Total expenses	1.45%	1.48%	1.52%
Expenses before offsets	1.45%	1.48%	1.52%
Net expenses	1.45%	1.48%	1.52%
Portfolio turnover	25%	18%	7%
Net assets, ending (in thousands)	$24,869	$20,842	$20,883

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009	2008
Net asset value, beginning		$14.72	$18.16
Income from investment operations:
Net investment income		.13	.24
Net realized and unrealized gain (loss)		(.52)	(3.14)
Total from investment operations		(.39)	(2.90)
Distributions from:
Net investment income		(.15)	(.24)
Net realized gain		(.39)	(.30)
Total distributions		(.54)	(.54)
Total increase (decrease) in net asset value		(.93)	(3.44)
Net asset value, ending		$13.79	$14.72

Total return*		(1.79%)	(16.43%)
Ratios to average net assets:A,B
Net investment income		1.03%	1.38%
Total expenses		1.60%	1.48%
Expenses before offsets		1.60%	1.48%
Net expenses		1.60%	1.48%
Portfolio turnover		25%	5%
Net assets, ending (in thousands)		$17,582	$16,835

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 155

CALVERT AGGRESSIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES	2012	2011 (z)	2010
Net asset value, beginning	$13.47	$13.94	$13.03
Income from investment operations:
Net investment income	.12	.05	.09
Net realized and unrealized gain (loss)	2.68	(.49)	.90
Total from investment operations	2.80	(.44)	.99
Distributions from:
Net investment income	(.12)	(.03)	(.08)
Total distributions	(.12)	(.03)	(.08)
Total increase (decrease) in net asset value	2.68	(.47)	.91
Net asset value, ending	$16.15	$13.47	$13.94

Total return*	20.88%	(3.19%)	7.61%
Ratios to average net assets:A,B
Net investment income	.80%	.33%	.66%
Total expenses	.86%	.86%	.92%
Expenses before offsets	.43%	.43%	.43%
Net expenses	.43%	.43%	.43%
Portfolio turnover	24%	16%	8%
Net assets, ending (in thousands)	$60,495	$51,103	$52,132

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS A SHARES		2009	2008
Net asset value, beginning		$14.45	$19.00
Income from investment operations:
Net investment income		.15	.23
Net realized and unrealized gain (loss)		(1.00)	(4.21)
Total from investment operations		(.85)	(3.98)
Distributions from:
Net investment income		(.12)	(.21)
Net realized gain		(.45)	(.36)
Total distributions		(.57)	(.57)
Total increase (decrease) in net asset value		(1.42)	(4.55)
Net asset value, ending		$13.03	$14.45

Total return*		(4.67%)	(21.59%)
Ratios to average net assets:A,B
Net investment income		1.35%	1.27%
Total expenses		1.06%	.87%
Expenses before offsets		.43%	.43%
Net expenses		.43%	.43%
Portfolio turnover		15%	4%
Net assets, ending (in thousands)		$45,307	$43,632

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 156

CALVERT AGGRESSIVE ALLOCATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES	2012	2011 (z)	2010
Net asset value, beginning	$12.57	$13.18	$12.49
Income from investment operations:
Net investment income (loss)	(.07)	(.14)	(.08)
Net realized and unrealized gain (loss)	2.50	(.44)	.85
Total from investment operations	2.43	(.58)	.77
Distributions from:
Net investment income	(.11)	(.03)	(.08)
Total distributions	(.11)	(.03)	(.08)
Total increase (decrease) in net asset value	2.32	(.61)	.69
Net asset value, ending	$14.89	$12.57	$13.18

Total return*	19.43%	(4.45%)	6.14%
Ratios to average net assets:A,B
Net investment income (loss)	(.46%)	(.93%)	(.66%)
Total expenses	1.69%	1.70%	1.77%
Expenses before offsets	1.69%	1.70%	1.77%
Net expenses	1.69%	1.70%	1.77%
Portfolio turnover	24%	16%	8%
Net assets, ending (in thousands)	$8,381	$7,229	$8,174

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS C SHARES		2009	2008
Net asset value, beginning		$14.02	$18.63
Income from investment operations:
Net investment income (loss)		(.01)	.02
Net realized and unrealized gain (loss)		(.99)	(4.12)
Total from investment operations		(1.00)	(4.10)
Distributions from:
Net investment income		(.08)	(.15)
Net realized gain		(.45)	(.36)
Total distributions		(.53)	(.51)
Total increase (decrease) in net asset value		(1.53)	(4.61)
Net asset value, ending		$12.49	$14.02

Total return*		(6.06%)	(22.62%)
Ratios to average net assets:A,B
Net investment income (loss)		(.19%)	(.01%)
Total expenses		1.94%	1.72%
Expenses before offsets		1.92%	1.72%
Net expenses		1.92%	1.72%
Portfolio turnover		15%	4%
Net assets, ending (in thousands)		$7,445	$6,709

See notes to financial highlights.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 157

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and rep-
resent the net expenses paid by the Portfolio.

B Amounts do not include the activity of underlying funds.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

** Distribution was less than .01 per share.

****Amount was less than .01 per share.

# From October 31, 2008 inception.

## From January 31, 2011 inception.

### From October 31, 2011 inception.

+ From July 13, 2012 inception.

++ From November 29, 2010 inception.

^ From September 30, 2008 inception.

^^ From December 12, 2008 inception.

^^^From July 29, 2011 inception.

CALVERT EQUITY AND ASSET ALLOCATION FUNDS PROSPECTUS CLASS A,B,C AND Y 158

To Open an Account:
800-368-2748

Performance and Prices:
www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:
Shareholders 800-368-2745
Brokers 800-368-2746

TDD for Hearing-Impaired:
800-541-1524

Calvert Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

Registered, Certified or
Overnight Mail:
Calvert
c/o BFDS
330 West 9th Street
Kansas City, MO 64105

PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-368-2745

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http:// www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@ sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-03334 Calvert Social Investment Fund (Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Large Cap Core Portfolio, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Aggressive Allocation Fund)

No. 811- 06563 Calvert World Values Fund, Inc. (Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund)

No. 811-09877 Calvert Social Index Series, Inc. (Calvert Social Index Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Small Cap Fund, Calvert Global Alternative Energy Fund and Calvert Global Water Fund)

No. 811-22212 Calvert SAGE Fund (Calvert Large Cap Value Fund and Calvert Equity Income Fund)

Printed on recycled paper using soy inks

Calvert
INVESTMENTS®

Calvert Equity Funds
PROSPECTUS
CLASS I

January 31, 2013

	Ticker
Calvert Signature Strategies®	
Calvert Balanced Portfolio	CBAIX
Calvert Equity Portfolio	CEYIX
Calvert Social Index Fund	CISIX
Calvert Large Cap Core Portfolio	CMIIX
Calvert Capital Accumulation Fund	CCPIX
Calvert International Equity Fund	CWVIX
Calvert International Opportunities Fund	COIIX
Calvert Small Cap Fund	CSVIX
Calvert Solution Strategies®	
Calvert Global Alternative Energy Fund	CAEIX
Calvert Emerging Markets Equity Fund	CVMIX

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

Calvert Equity Prospectus
Class I
January 31, 2013

TABLE OF CONTENTS

		Page
FUND SUMMARIES	(This section summarizes Fund fees, investment strategies, risks and past performance.)	4
Calvert Signature Strategies®		
Calvert Balanced Portfolio		4
Calvert Equity Portfolio		8
Calvert Social Index Fund		11
Calvert Large Cap Core Portfolio		14
Calvert Capital Accumulation Fund		17
Calvert International Equity Fund		20
Calvert International Opportunities Fund		23
Calvert Small Cap Fund		26
Calvert Solution Strategies®		
Calvert Global Alternative Energy Fund		29
Calvert Emerging Markets Equity Fund		32
ADDITIONAL INFORMATION THAT APPLIES TO ALL FUNDS		35
Buying and Selling Shares		35
Tax Information		35
Payments to Broker/Dealers and Other Financial Intermediaries		35
MORE INFORMATION ON FEES AND EXPENSES	(This section provides details on Fund fees and expenses.)	36
MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS	(This section provides details on Fund investment strategies and risks.)	38
Description of Alternative Energy Indices		43
Portfolio Holdings		44
ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING	(This section describes the sustainable and socially responsible investment criteria of the Funds.)	44
Calvert Signature Strategies®		
Investment Selection Process		44
Sustainable and Socially Responsible Investment Criteria		45
Shareholder Advocacy and Corporate Responsibility		48
Calvert Solution Strategies®		
Investment Selection Process		48
Sustainable and Socially Responsible Investment Criteria for Calvert Global Alternative Energy Fund		49
Sustainable and Socially Responsible Investment Criteria for Calvert Emerging Markets Equity Fund		50
Special Investment Programs		51
High Social Impact Investments		51

INVESTMENT OBJECTIVE

The Fund seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged
within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.55%
Distribution and service (12b-1) fees	None
Other expenses	0.28%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	0.85%
Less fee waiver and/or expense reimbursement [1]	(0.11%)
Net expenses	0.74%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.72% through January 31, 2014. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$7,558	$26,025	$46,057	$103,880

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 145% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund typically invests about 60% of its net assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies. Fixed-income investments are primarily a wide variety of investment grade debt securities, such as corporate debt securities, mortgage-backed securities (including commercial mortgage-backed securities and collateralized mortgage obligations (“CMOs”)), and other asset-backed securities (“ABS”). The Fund invests in debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”). The Fund may also invest in repurchase agreements.

An investment grade debt security is rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”), or is an unrated bond determined by the Advisor to be of comparable credit quality. The Fund may also invest in unrated debt securities.

The Fund invests in a combination of stocks, bonds and money market instruments in an attempt to provide a complete investment portfolio in a single product. The Advisor monitors the Fund’s allocation and may rebalance or reallocate the Fund’s assets based on its view of economic and market factors and events. The equity portion of the Fund is primarily a large cap core U.S. domestic portfolio, although the Fund may also invest in foreign stocks and mid-cap stocks. The equity portion of the Fund seeks companies that have the potential to outperform the market through exceptional growth and/or valuation improvement. The fixed-income portion of the Fund reflects an active trading strategy, seeking total return.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 4

The Fund uses a hedging technique that includes the purchase and sale of U.S. Treasury securities and related futures contracts to manage the duration of the Fund.

The Fund may also use futures contracts as a substitute for direct investment in a particular asset class, in order to facilitate the periodic rebalancing of the Fund’s portfolio to maintain its target asset allocation, to make tactical asset allocations and to assist in managing cash.

The Subadvisors select the equity investments, while the Advisor manages the fixed-income assets and determines the overall asset class mix for the Fund depending upon its view of market conditions and economic outlook.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. There is a risk that the Advisor may allocate assets to an asset class that underperforms other asset classes.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Bond Market Risk. The market prices of bonds held by the Fund may fall.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Securities Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 5

loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. The Fund’s purchase of unrated securities depends on the Advisor’s analysis of credit risk without the assessment of an NRSRO.

Active Trading Strategy Risk. The fixed-income portion of the Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Futures Contracts Risk. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts.

Repurchase Agreement Risk. A repurchase agreement exposes the fixed-income portion of the Fund to the risk that the party that sells the security may default on its obligation to repurchase it. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security loses value before it can be sold.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of a broad-based securities market index, a composite index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period from June 30, 2003 through December 27, 2004. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	11.60%
Worst Quarter (of periods shown)	12/31/08	-18.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/12)	1 Year	5 Years	10 Years

CLASS I:
Return before taxes	11.38%	2.78%	5.69%
Return after taxes on distributions	11.18%	2.40%	5.21%

Return after taxes on distributions	7.66%	2.22%	4.80%
and sale of Fund shares
Russell 1000 Index	16.42%	1.92%	7.52%
(reflects no deduction for fees,
expenses or taxes)
Balanced Composite Index*	13.60%	4.21%	7.01%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mixed-Asset Target Allocation	12.63%	1.72%	6.48%
Growth Funds Avg.
(reflects no deduction for taxes)

* The Fund also shows the Balanced Composite Index (60% Russell 1000 Index; 40% Barclays U.S. Credit Index) because it is more consistent with the Fund’s portfolio construction process and represents a more accurate reflection of the Fund’s anticipated risk and return patterns.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 6

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Allocation of Assets and Portfolio Managers:

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief	Since
	Investment Officer - Equities,	September 2008
Calvert

Fixed-Income Investments:

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Matthew Duch	Vice President, Portfolio	Since
	Manager, Calvert	September 2011
Michael Abramo	Vice President,	Since
	Portfolio Manager, Calvert	January 2013
Vishal Khanduja,	Portfolio Manager, Calvert	Since
CFA		January 2013

Equity Investments:

Investment Subadvisors. New Amsterdam Partners LLC (“New Amsterdam”) and Profit Investment Management (“Profit”) (each a “Subadvisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Michelle Clayman,	Managing Partner, Chief	Since June 2004
CFA	Investment Officer, New
Amsterdam
Nathaniel Paull, CFA	Partner, Senior Portfolio Manager, New Amsterdam	Since June 2004

Eugene A. Profit	Chief Executive Officer,	Since October 2002
Profit

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 7

INVESTMENT OBJECTIVE

The Fund seeks growth of capital through investment in stocks believed to offer opportunities for potential capital appreciation and which meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Trustees without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.60%
Distribution and service (12b-1) fees	None
Other expenses	0.07%
Acquired fund fees and expenses	0.01%
Total annual fund operating expenses	0.68%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$6,947	$21,754	$37,868	$84,653

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities (common stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund invests primarily in common stocks of U.S. large-cap companies. The Fund defines large-cap companies as those whose market capitalization falls within the range of the Standard & Poor’s (“S&P”) 500 Index. As of December 31, 2012, the market capitalization of the S&P 500 Index companies ranged from $1.63 billion to $500 billion with a weighted median level of $56.8 billion and a weighted average level of $106.1 billion.

The Fund normally seeks to have a weighted average market capitalization of at least $20 billion.

The Fund may also invest in mid-cap stocks and may invest up to 25% of its net assets in foreign stocks.

The Subadvisor looks for established companies with a history of steady earnings growth. The Subadvisor selects companies based on its opinion that the company has the ability to sustain growth through high profitability and that the stock is favorably priced with respect to those growth expectations.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 8

reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.18%
Worst Quarter (of periods shown)	12/31/08	-24.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 9

Average Annual Total Returns
(as of 12/31/12)	1 Year	5 Years	10 Years
CLASS I:
Return before taxes	16.14%	3.20%	7.08%
Return after taxes on distributions	16.10%	2.80%	6.69%
Return after taxes on distributions	10.55%	2.64%	6.17%
and sale of Fund shares
S&P 500 Index	16.00%	1.66%	7.10%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Growth Funds Avg	15.26%	1.19%	6.67%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
Investment Subadvisor. Atlanta Capital Management Company, LLC (“Atlanta Capital” or “Subadvisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Richard B. England,	Managing Director - Equities	Since July 2006
CFA	and Principal, Atlanta Capital

Paul J. Marshall,	Vice President and Principal,	Since March 2009
CFA	Atlanta Capital

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 10

INVESTMENT OBJECTIVE

The Fund seeks to match the performance of the Calvert Social Index®, which measures the investment return of large- and mid-capitalization stocks. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged	2.00%
within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.30%
Distribution and service (12b-1) fees	None
Other expenses	0.21%
Total annual fund operating expenses	0.51%
Less fee waiver and/or expense reimbursement [1]	(0.30%)
Net expenses	0.21%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.21% through January 31, 2016. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$2,150	$6,765	$19,035	$54,867

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs a passive management strategy designed to track, as closely as possible, the performance of the Calvert Social Index. The Fund uses a replication index method, investing in the common stock of each company in the Index in about the same proportion as represented in the Index itself. The Fund will normally invest at least 95% of its net assets, including borrowings for investment purposes, in securities contained in the Index. The Fund will provide shareholders with at least 60 days’ notice before changing this policy.

Calvert Social Index. The Calvert Social Index measures the performance of those companies that meet the sustainable and socially responsible investment criteria and that are selected from the universe of approximately the 1,000 largest U.S. companies, based on total market capitalization, included in the Dow Jones Total Market Index (the “Dow Jones TMI”). The Dow Jones TMI represents the top 95% of U.S. companies based on float-adjusted market capitalization, excluding the very smallest and least-liquid stocks. As of December 31, 2012, the market capitalization of the Calvert Social Index companies ranged from $838 million to $500 billion, with a weighted median level of $38.3 billion and a weighted average level of $94.2 billion. The Fund seeks to have a weighted average capitalization that approximates that of the Index. As of December 31, 2012, there were 675 companies in the Index, though this number will change over time due to company mergers or changes due to Calvert’s evaluation of an issuer’s conduct relative to the sustainable and socially responsible investment criteria. The Index is reconstituted once a year based on an updated list of the 1,000 largest U.S. companies. The Index is also reviewed quarterly to adjust for sustainable and socially responsible investment criteria and other factors.

Sustainable and Socially Responsible Investing. The Fund’s sustainable and socially responsible investment criteria are described in this Prospectus under “About Sustainable and Socially Responsible Investing.” Calvert continuously evaluates the performance of companies included in the Calvert Social Index to ensure compliance with these criteria.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 11

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Index Tracking Risk. An index fund has operating expenses; a market index does not. Although expected to track its target index as closely as possible while satisfying its investment criteria, including financial, sustainability and social responsibility factors, the Fund will not be able to match the performance of the index exactly.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	18.39%
Worst Quarter (of periods shown)	12/31/08	-25.36%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/12)	1 Year	5 Years	10 Years
Class I:
Return before taxes	17.71%	1.72%	6.25%
Return after taxes on distributions	17.48%	1.49%	6.03%
Return after taxes on distributions	11.82%	1.43%	5.46%
and sale of Fund shares
Calvert Social Index	18.00%	2.44%	6.77%
(reflects no deduction for fees,
expenses or taxes)
Lipper Multi-Cap Core Funds Avg.	15.09%	0.98%	7.42%
(reflects no deduction for taxes)

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 12

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President,	Since December 2012
Chief Investment
Officer - Equities, Calvert

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 13

INVESTMENT OBJECTIVE

The Fund seeks to provide a total return which exceeds the total return of the Russell 1000 Index over a market cycle through investment in securities that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.70%
Distribution and service (12b-1) fees	None
Other expenses	0.17%
Total annual fund operating expenses	0.87%
Less fee waiver and/or expense reimbursement [1]	(0.06%)
Net expenses	0.81%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.81% through January 31, 2014. Only the Board of Trustees of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8,270	$27,155	$47,633	$106,702

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility investment factors, using quantitative, fundamental, and macro-economic insights that are designed to identify stocks with the greatest potential to outperform the market. Insights from this stock selection process are enhanced by the Advisor’s fundamental investment research, which seeks to add value by integrating traditional fundamental investment analysis with the Advisor’s proprietary views on critical environmental, sustainability and governance issues. The portfolio construction process seeks to maximize the benefit of these insights while controlling the Fund’s risk profile relative to its benchmark, the Russell 1000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process or if it contributes disproportionately to portfolio risk.

The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on the float-adjusted market capitalization of the index constituents. The Russell 1000 Index is adjusted, or reconstituted, annually. As of December 31, 2012, the market capitalization of the Russell 1000 Index ranged from $317 million

*Formerly named Calvert Enhanced Equity Portfolio.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 14

to $500 billion with a weighted median level of $42.9 billion and a weighted average level of $94.3 billion. Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Advisor rebalances the Fund as market conditions warrant while attempting to minimize transaction costs and adhere to its long-term investment objective.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition and on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period from January 18, 2002 through April 29, 2005. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.40%
Worst Quarter (of periods shown)	12/31/08	-23.72%

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 15

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/12)	1 Year	5 Years	10 Years
Class I:
Return before taxes	15.01%	1.60%	5.57%
Return after taxes on distributions	14.80%	1.40%	5.24%
Return after taxes on distributions	10.03%	1.33%	4.85%
and sale of Fund shares
Russell 1000 Index	16.42%	1.92%	7.52%
(reflects no deduction for fees,
expenses or taxes)
Lipper Large-Cap Core Funds Avg.	14.95%	0.68%	6.51%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief Investment	Since June 2009
Officer - Equities, Calvert

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 16

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation by investing primarily in mid-cap stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or	2.00%
exchanged within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.75%
Distribution and service (12b-1) fees	None
Other expenses	0.13%
Total annual fund operating expenses	0.88%
Less fee waiver and/or expense reimbursement [1]	(0.02%)
Net expenses	0.86%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.86% through January 31, 2014. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$8,778	$27,870	$48,567	$108,248

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in the common stocks of mid-size U.S. companies. The Fund currently defines mid-cap companies as those whose market capitalization falls within the range of the Russell Midcap Growth Index. As of December 31, 2012, the market capitalization of the Russell Midcap Growth Index companies ranged from $337 million to $21.2 billion with a weighted median level of $8.8 billion and a weighted average level of $9.3 billion. The Russell Midcap Growth Index is reconstituted annually. The Fund normally seeks to have a weighted average market capitalization between $2 billion and $12 billion.

Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price. The Fund may also invest up to 25% of its net assets in foreign securities.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Subadvisor favors companies which have an above market average prospective growth rate, but sell at below market average valuations. The Subadvisor evaluates each stock in terms of its growth potential, the return for risk free investments, and the risk and reward potential for the company to determine a reasonable price for the stock.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 17

reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Mid-Cap Company Risk. Prices of mid-cap stocks can be more volatile than those of larger, more established companies. Mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

No shareholders held Class I shares for the period from January 18, 2002 through June 3, 2003. Performance results for Class I shares for this period reflect the performance of Class A shares at net asset value. Actual Class I share performance would have been higher than Class A share performance because Class I, unlike Class A, has no Rule 12b-1 fees.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	12/31/10	17.19%
Worst Quarter (of periods shown)	12/31/08	-25.02%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 18

Average Annual Total Returns
(as of 12/31/12)	1 Year	5 Years	10 Years
Class I:
Return before taxes	16.60%	5.69%	8.44%
Return after taxes on distributions	15.61%	5.32%	8.23%
Return after taxes on distributions	12.10%	4.90%	7.49%
and sale of Fund shares
Russell Midcap Growth Index	15.81%	3.23%	10.32%
(reflects no deduction for fees,
expenses or taxes)
Lipper Mid-Cap Core Funds Avg.	15.59%	2.23%	8.89%
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
Investment Subadvisor. New Amsterdam Partners LLC (“New Amsterdam” or “Subadvisor”)

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Michelle Clayman,	Managing Partner,	Since September 2005
CFA	Chief Investment
Officer, New
Amsterdam

Nathaniel Paull, CFA	Partner, Senior	Since September 2005
Portfolio Manager,
New Amsterdam

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 19

INVESTMENT OBJECTIVE

The Fund seeks to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.90%
Distribution and service (12b-1) fees	None
Other expenses	0.19%
Acquired fund fees and expenses	0.02%
Total annual fund operating expenses	1.11%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year; and
• the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$11,316	$35,285	$61,156	$135,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of foreign companies (common and preferred stock and the depositary receipts on such stock). The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Using a core investment approach, the Fund invests primarily in common and preferred stocks of non-U.S. large-cap companies. The Fund defines non-U.S. large-cap companies as those whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Global Investable Market Index (“IMI”). As of December 31, 2012, the market capitalization of the MSCI EAFE IMI companies ranged from $47 million to $225 billion with a weighted median level of $28.3 billion and a weighted average level of $51.5 billion. MSCI Barra reassesses the MSCI EAFE IMI quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters. The Fund normally seeks to have a weighted average market capitalization of at least $10 billion.

The Fund generally holds stocks of companies from the constituent countries of the MSCI EAFE IMI, but may invest in other countries, including emerging markets stocks. The Fund will invest in at least three different countries. The Advisor and the Subadvisors focus on deriving returns from individual stock selection (bottom-up). The Advisor and the Subadvisors utilize fundamental insights arrived at through qualitative and quantitative analysis of a broad range of non-U.S. securities to identify stocks expected to provide returns superior to that of the benchmark. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE IMI benchmark by balancing the risks and opportunities among the portions of the portfolio managed by the Advisor and each Subadvisor. The Advisor may shift allocations among the Advisor and the Subadvisors depending on market conditions, the Advisor’s or Subadvisors’ respective style biases, and performance opportunities.

The Fund invests no more than 5% of its net assets in U.S.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 20

companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets among the portions of the portfolio managed by the Advisor and each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Advisor and the Subadvisors make investment decisions independently from each other. It is possible that the Advisor’s and each Subadvisor’s investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 21

Calendar Year Total Return

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	23.79%
Worst Quarter (of periods shown)	12/31/08	-23.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

Average Annual Total Returns
(as of 12/31/12)	1 Year	5 Years	10 Years
Class I:
Return before taxes	18.49%	-6.18%	5.05%

Return after taxes on distributions	18.49%	-6.10%	4.64%

Return after taxes on distributions	12.66%	-4.85%	4.63%
and sale of Fund shares
MSCI EAFE IMI	18.20%	-2.90%	9.08%
(reflects no deduction for fees,
expenses or taxes)
Lipper International Multi-Cap Growth	18.03%	-3.03%	8.72%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Natalie A. Trunow	Senior Vice President, Chief	Since
	Investment Officer – Equities,	December 2009
Calvert

Investment Subadvisors. Thornburg Investment Management, Inc. (“Thornburg”) and Martin Currie, Inc. (“Martin Currie”) (each a “Subadvisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
William V. Fries,	Co-Portfolio Manager,	Since
CFA	Managing Director,	December 2009
Thornburg
Wendy Trevisani	Co-Portfolio Manager,	Since
	Managing Director,	December 2009
Thornburg
Lei “Rocky” Wang,	Co-Portfolio Manager,	Since
CFA	Managing Director,	December 2009
Thornburg
David Sheasby	Portfolio Manager, Global	Since
	Equities and Head of ESG,	December 2009
Martin Currie
Christine	Director, Portfolio Manager,	Since
Montgomery	Martin Currie	December 2009

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 22

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation through holdings that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.95%
Distribution and service (12b-1) fees	None
Other expenses	0.75%
Total annual fund operating expenses	1.70%
Less fee waiver and/or expense reimbursement [1]	(0.50%)
Net expenses	1.20%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.20% through January 31, 2014. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$12,228	$48,694	$87,607	$196,697

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies, which the Fund defines as companies whose market capitalization falls within the range of the Morgan Stanley Capital International (“MSCI”) Europe, Australasia and Far East (“EAFE”) Small-Mid (“SMID”) Index. As of December 31, 2012, the market capitalization of the MSCI EAFE SMID companies ranged from $43 million to $41 billion with a weighted median level of $3.6 billion and a weighted average level of $4.6 billion. MSCI Barra reassesses the MSCI EAFE SMID Index quarterly and conducts full updating reviews twice per year and partial reviews in the other two quarters.

The Fund normally seeks to have a weighted average market capitalization between $2 billion and $5 billion.

The Fund invests no more than 10% of its net assets in U.S. companies (excluding High Social Impact and Special Equities investments). See “Special Investment Programs” in this Prospectus.

The Fund primarily holds stocks of companies in developed countries but as an internationally diverse fund, it may invest in any geographic region of the world (at least three different countries) if a Subadvisor deems the company attractive. The stock selection process of each Subadvisor does not utilize a predetermined geographic allocation, and each Subadvisor primarily uses a bottom-up approach focused on fundamental analysis of stocks of individual companies across all geographic regions. The Advisor attempts to control the portfolio’s risk level and maximize the Fund’s return potential relative to the MSCI EAFE SMID benchmark by balancing the risks and opportunities between the portion of the portfolio managed by each Subadvisor. The Advisor may shift allocations between the Subadvisors depending on market conditions, the Subadvisors’ respective style biases, and performance opportunities. The Fund may invest up to 20% of its assets in securities of issuers in emerging market countries. The securities in which the Fund invests are often denominated and traded in foreign currencies.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 23

Attractive companies are identified through a combination of valuation and growth metrics that seeks to identify companies with a sustainable competitive advantage. Stocks chosen for the Fund combine growth and value characteristics or offer the opportunity to buy growth at a reasonable price.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result. The Advisor’s allocation of Fund assets between the portion of the portfolio managed by each Subadvisor may cause the Fund to underperform.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Growth Company Risk. Prices of growth company securities may fall more than the overall equity markets due to changing economic, political or market conditions or disappointing growth company earnings results. Growth stocks also generally lack the dividends of some value stocks that can cushion stock prices in a falling market.

Valuation Risk. A stock judged to be undervalued by a Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Multi-Manager Risk. While the Advisor monitors the overall management of the Fund, the Subadvisors make investment decisions independently from each other. It is possible that the Subadvisors’ investment styles may not always be complementary, which could affect the performance and transaction costs of the Fund.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 24

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	24.14%
Worst Quarter (of periods shown)	12/31/08	-24.10%

			Since
Average Annual Total Returns			Inception
(as of 12/31/12)	1 Year	5 Year	(5/31/07)
Class I:
Return before taxes	25.53%	-2.18%	-1.30%

Return after taxes on distributions	25.45%	-2.16%	-1.28%

Return after taxes on distributions	17.13%	-1.64%	-0.91%
and sale of Fund shares

MSCI EAFE SMID Index	19.43%	-1.71%	-2.89%
(reflects no deduction for fees,
expenses or taxes)
Lipper International Small/Mid-Cap	19.82%	-1.54%	-2.62%
Core Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
Investment Subadvisors. Advisory Research, Inc. (“ARI”) and Trilogy Global Advisors, LP (“Trilogy”)

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Jonathan P. Brodsky	Managing Director,	Since September 2011
ARI

Drew Edwards	Vice President, ARI	Since September 2011

Marco P. Priani, CFA,	Vice President, ARI	Since September 2011
CPA, FRM

William Sterling,	Chief Investment	Since September 2011
Ph.D.	Officer and Senior
Portfolio Manager, Trilogy

Gregory J. Gigliotti	Managing Director	Since September 2011
and Senior Portfolio
Manager, Trilogy

Pablo Salas	Managing Director	Since September 2011
and Senior Portfolio
Manager, Trilogy

Jessica Reuss, CFA	Product Specialist and	Since September 2011
Portfolio Manager,
Trilogy

David Runkle, Ph.D.,	Director of	Since September 2011
CFA	Quantitative Research,
Portfolio Manager,
Trilogy

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 25

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation through investment primarily in small-cap common stocks of U.S. companies that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors and that, at the time of purchase, are considered by the Advisor to be attractively valued. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	0.80%
Distribution and service (12b-1) fees	None
Other expenses	0.23%
Total annual fund operating expenses	1.03%
Less fee waiver and/or expense reimbursement [1]	(0.11%)
Net expenses	0.92%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 0.92% through January 31, 2014. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$9,388	$31,688	$55,794	$124,948

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 3% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund offers opportunities for long-term capital appreciation with a moderate degree of risk through a mix of smaller company stocks that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors. The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in common stocks of small companies. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. Calvert defines small companies generally as having a market capitalization of $3 billion or less at the time of initial purchase.

The Fund may also invest up to 25% of its net assets in foreign securities.

The investment process combines active stock selection and systematic portfolio construction to produce a portfolio that is capable of achieving positive excess returns with relatively low active risk relative to the Fund’s benchmark.

The Fund seeks to achieve its investment objective by implementing an investment strategy based on the Advisor’s stock selection models, which evaluate a broad range of small-cap securities. Position adjustments will take place only to the extent that planned changes to the Fund’s investments have a sufficiently greater probability of producing positive excess returns than does the existing portfolio.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 26

socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Small-Cap Company Risk. Prices of small-cap stocks can be more volatile than those of larger, more established companies. Small-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

Calendar Year Total Returns

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	16.91%
Worst Quarter (of periods shown)	12/31/08	-22.93%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

			Since
Average Annual Total Returns			Inception
(as of 12/31/12)	1 Year	5 Years	(4/29/05)
Class I:
Return before taxes	16.16%	2.27%	4.58%

Return after taxes on distributions	15.36%	2.07%	4.44%

Return after taxes on distributions	11.54%	1.93%	3.97%
and sale of Fund shares

Russell 2000 Index	16.35%	3.56%	6.53%
(reflects no deduction for fees,
expenses or taxes)

Lipper Small-Cap Core Funds Avg.	14.74%	3.28%	6.20%
(reflects no deduction for taxes)

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 27

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc.  (“Calvert” or the “Advisor”)

Portfolio	Title	Length of Time
Manager Name		Managing Fund
Natalie A. Trunow	Senior Vice President,	Since July 2010
Chief Investment Officer -
Equities, Calvert

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 28

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through investment in equity securities of companies active in the alternative energy sector, in accordance with the Fund’s corporate responsibility standards and strategies. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or
exchanged within 7 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a
% of the value of your investment)
Class I
Management fees	1.10%
Distribution and service (12b-1) fees	None
Other expenses	0.67%
Total annual fund operating expenses	1.77%
Less fee waiver and/or expense reimbursement [2]	(0.37%)
Net expenses	1.40%

1 The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.40% through January 31, 2014. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that: • you invest $1,000,000 in the Fund for the time periods indicated; • your investment has a 5% return each year; • the Fund’s operating expenses remain the same; and • any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$14,252	$52,121	$92,475	$205,334

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 52% of its portfolio’s average value.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its net assets, including borrowings for investment purposes, in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy. The Fund concentrates (invests more than 25% of its total assets) in the alternative energy industry.

Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

A company whose main business is alternative energy or that is significantly involved in the alternative energy sector will (1) derive at least 50% of its revenues or earnings from alternative energy activities; (2) devote at least 50% of its assets to such activities; or (3) be included in one of the following alternative energy indices: Ardour Global Alternative Energy Index (Composite)SM; Merrill Lynch Renewable Energy Index; S&P Global Alternative Energy Index; WilderHill New Energy Global Innovation Index; and WilderHill Clean Energy Index. For more information on these indices, see “Description of Alternative Energy Indices” in this Prospectus.

The Fund invests primarily in common stocks. The Fund invests in securities of all market capitalizations, but it may contain more small- and mid-cap stocks than large-cap stocks because many alternative energy companies are relatively new.

The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 29

The Fund may invest in several countries in different geographic regions of the world (at least three different countries), and the Subadvisor’s stock selection process does not utilize a predetermined geographic allocation. The Fund primarily invests in developed countries but may purchase securities in emerging markets.

The Fund may invest in American Depositary Receipts (“ADRs”), which may be sponsored or unsponsored, and Global Depositary Receipts (“GDRs”).

The Subadvisor combines quantitative and fundamental processes. To develop the investible universe, the Subadvisor employs long-term strategic allocations for each sub-activity within the alternative energy sector. Fundamental and qualitative models evaluate stocks from the bottom up, focused on fundamental analysis of stocks of individual companies across all geographic regions. Top-down views on industries, sectors or regions act as risk controls in portfolio construction. The Subadvisor consults a panel of experts in the alternative energy field to obtain research and insight on political, economic and regional trends with respect to alternative energy segments.

Sustainable and Socially Responsible Investing. The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

Investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. Investments must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Energy Sector and Energy Price Risks. Stocks that comprise the energy sector may fall in value. Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy may fall.

Alternative Energy Industry Risk. The alternative energy industry can be significantly affected by obsolescence of existing technology, short product lifecycles, falling prices and profits, competition from new market entrants and general economic conditions. The industry can also be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations and policies. Companies in this industry could be adversely affected by commodity price volatility, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. Changes in U.S., European and other governments’ policies towards alternative energy also may adversely affect Fund performance.

Concentration Risk. A downturn in the alternative energy industry would impact the Fund more than a fund that does not concentrate in this industry. By focusing on a specific sector or industry, the Fund may be more volatile than a typical mutual fund.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs and GDRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 30

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Performance

The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class I shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.

	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	6/30/09	28.42%
Worst Quarter (of periods shown)	12/31/08	-33.79%

			Since
Average Annual Total Returns			Inception
(as of 12/31/12)	1 Year	5 Years	(5/31/07)
Class I:
Return before taxes	8.69%	-21.32%	-15.38%

Return after taxes on	8.69%	-21.37%	-15.44%
distributions

Return after taxes on	5.65%	-16.44%	-12.13%
distributions and sale of Fund
shares

Ardour Global Alternative Energy	0.66%	-25.70%	-18.50%
Index
(Composite)
(reflects no deduction for fees,
expenses or taxes)

Lipper Global Natural Resources	1.75%	-6.09%	-2.42%
Funds Avg.
(reflects no deduction for taxes)

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
Investment Subadvisor. Kleinwort Benson Investors International Ltd (“KBI” or “Subadvisor”)

Portfolio		Length of Time
Manager Name	Title	Managing Fund
Treasa Ni Chonghaile	Portfolio Manager,	Since May 2007
Environmental
Strategies, KBI
Colm O’Connor	Portfolio Manager,	Since January 2009
Environmental
Strategies, KBI

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 31

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries, in accordance with the Fund’s sustainability and corporate responsibility criteria. This objective may be changed by the Fund’s Board of Directors without shareholder approval.

FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Class I
Redemption fee (as a % of amount redeemed or exchanged	2.00%
within 7 days of purchase)

Annual Fund Operating Expenses (expenses that you pay each year as
a % of the value of your investment)
Class I
Management fees	1.05%
Distribution and service (12b-1) fees	None
Other expenses	0.79%
Total annual fund operating expenses	1.84%
Less fee waiver and/or expense reimbursement [1]	(0.41%)
Net expenses	1.43%

1     The investment advisor has agreed to contractually limit direct net annual fund operating expenses to 1.43% through January 31, 2014. Only the Board of Directors of the Fund may terminate the Fund’s expense limitation before the contractual period expires.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

• you invest $1,000,000 in the Fund for the time periods indicated;
• your investment has a 5% return each year;
• the Fund’s operating expenses remain the same; and
• any Calvert expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

1 Year	3 Years
$14,555	$54,001

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. Because the Fund has less than a full fiscal year of investment operations, no portfolio turnover rate is provided for the Fund at this time.

INVESTMENTS, RISKS AND PERFORMANCE

Principal Investment Strategies

The Fund normally invests at least 80% of its assets, including borrowings for investment purposes, in equity securities of companies located in emerging market countries. The Fund will provide shareholders with at least 60 days’ notice before changing this 80% policy.

Equity securities held by the Fund will primarily include common stock, preferred stock, depositary receipts, options on securities, and equity-equivalent securities, such as participatory notes (“P-notes”). Derivatives, such as futures, options on futures and swaps, may also be held by the Fund incidental to its main investment strategy.

The Subadvisor considers emerging market countries to be those included in the Fund’s benchmark index, the MSCI Emerging Markets Index; countries determined by the World Bank to have a low to middle income economy; and other countries or markets with similar emerging market characteristics as determined by the Subadvisor. A company is considered to be located in an emerging market country if it has a class of securities whose principal securities market is in an emerging market country; is organized under the laws of, or has a principal office in, an emerging market country; derives 50% or more of its total revenues or earnings from goods produced, sales made, or services provided in one or more emerging market countries; or maintains 50% or more of its assets in one or more emerging market countries.

The Fund may invest in companies of any market capitalization size but seeks to have market capitalization size characteristics similar to that of the MSCI Emerging Markets Index. As of December 31, 2012, the market capitalization of the MSCI Emerging Markets Index companies ranged from $727 million to $259 billion with a weighted median level of $18.2 billion and a weighted average level of $48.1 billion. The Fund is expected to invest its assets among companies located in emerging markets throughout the world. The Fund may also invest in securities denominated in foreign currencies and may engage in foreign currency transactions.

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The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in a particular issuer than a “diversified” fund.

The Subadvisor seeks to identify companies located in emerging market countries that are trading at a discount to what the Subadvisor believes to be their intrinsic value but have the potential to increase their book value. To this end, the Subadvisor combines a top-down approach to country analysis with a bottom-up approach to fundamental company research. The country analysis includes an assessment of the risks and opportunities for each emerging market country through in-depth quantitative and qualitative analysis. In addition, the country research process produces a ranking of emerging markets countries based on expected returns with greater active weights allocated to higher-ranking countries. The fundamental company research also utilizes a number of qualitative and quantitative methods. Portfolio construction is determined by the Subadvisor based on its level of conviction in the country and company with input from proprietary risk models.

The Fund may sell a security when it no longer appears attractive by the Subadvisor or does not meet the Fund’s sustainability and corporate responsibility criteria.

Sustainable and Responsible Investing. The Fund seeks to invest in emerging market companies whose products/services or industrial/ business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets, including development, poverty and health; environment and climate change; and rights and governance.

Investments are first selected for financial soundness and then evaluated according to these sustainability and corporate responsibility criteria, the application of which is in the economic interest of the Fund and its shareholders.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Non-diversification Risk. Because the Fund may invest a greater percentage of its assets in a particular issuer than a diversified fund, the gains or losses on a single stock may have greater impact on the Fund than a diversified fund.

Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Market Capitalization Risks. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies. Prices of microcap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

P-Note Risk. To the extent the Fund invests in P-notes, it is subject to certain risks in addition to the risks normally associated with a direct investment in the underlying foreign securities the P-note seeks to replicate. As the purchaser of a P-note, the Fund is relying on the creditworthiness of the counterparty issuing the P-note and does not have the same rights under a P-note as it would as a shareholder of the underlying issuer. Therefore, if a counterparty becomes insolvent, the Fund could lose the total value of its investment in the P-note. In addition, there is no assurance that there will be a trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. GDRs can involve direct currency risk since, unlike ADRs, they may not be U.S. dollar-denominated. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Foreign Currency Transactions Risk. Transactions in foreign currency in connection with the purchase and sale of investments in foreign markets may result in foreign currency exposure and the potential for losses due to fluctuations in currency exchange rates. These losses may occur without regard to the quality or performance of the investment itself. Foreign currency transactions may also prevent the Fund from realizing profits on favorable movements in exchange rates.

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Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Valuation Risk. A stock judged to be undervalued by the Subadvisor may actually be appropriately priced, and it may not appreciate as anticipated.

Derivatives Risk. In general, a derivative is a financial contract whose value is based on the value of a financial asset (such as a stock, bond, or currency), a physical asset (such as gold), or a market index (such as the S&P 500 Index). Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying asset, credit risk with respect to the counterparty, and liquidity risk. The Fund’s use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Fund and reduce its returns.

Performance

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.

PORTFOLIO MANAGEMENT

Investment Advisor. Calvert Investment Management, Inc. (“Calvert” or the “Advisor”)
Investment Subadvisor. Hermes Investment Management Limited (“Hermes” or the “Subadvisor”)

Portfolio Manager	Title	Length of Time
Name
Gary Greenberg	Lead Portfolio	Since October 2012
Manager, Hermes
Emerging Markets, Hermes
Elena Tedesco	Co-Portfolio Manager, Hermes Emerging Markets, Hermes	Since October 2012

For important information on buying and selling shares, taxes and financial intermediary compensation, please turn to “Additional Information that Applies to All Funds” on page 35 of this Prospectus.

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Additional Information that Applies to All Funds

BUYING AND SELLING SHARES

You can buy, sell (redeem) or exchange shares of a Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value determined after receipt of your request in good order. To purchase shares directly from the Fund, open an account by completing and signing an application (available at www.calvert.com or by calling 800-368-2748).

All initial purchases must be made by bankwire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars.

Minimum to Open Fund Account
$1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum for retirement plans that trade through omnibus accounts is waived.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

To Buy Shares
New Accounts (include application)
and Subsequent Investments:	For wire instructions, call 800-327-2109

To Sell Shares
By Telephone	Call 800-368-2745

TAX INFORMATION

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by a Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

PAYMENTS TO BROKER/DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 35

MORE INFORMATION ON FEES AND EXPENSES

REDEMPTION FEE

The redemption fee applies to redemptions, including exchanges, within 7 days of purchase. This fee is intended to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. The fee is deducted from the redemption proceeds. It is payable to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital. The fee will not be charged directly on certain retirement account platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. Accounts of foundations, endowments, state and local governments, and those that use certain types of consultants are excluded from the Class I redemption fee. See “How to Sell Shares/Redemption Fee” in this Prospectus for situations where the fee may be waived.

MANAGEMENT FEES

Management fees include the advisory fee paid by the Fund to the Advisor and the administrative fee paid by the Fund to Calvert Investment Administrative Services, Inc., an affiliate of the Advisor.

With respect to the amount of each Fund’s advisory fee, see “Advisory Fees” in this Prospectus. The administrative fees (as a percentage of the Fund’s net assets) paid for each Fund for the most recent fiscal year are as follows.

Fund	Administrative Fee
Calvert International Equity Fund	0.15%
Calvert International Opportunities Fund	0.15%
Calvert Global Alternative Energy Fund	0.15%
Calvert Balanced Portfolio	0.125%
Calvert Emerging Markets Equity Fund	0.10%
Calvert Equity Portfolio	0.10%
Calvert Social Index Fund	0.10%
Calvert Large Cap Core Portfolio	0.10%
Calvert Capital Accumulation Fund	0.10%
Calvert Small Cap Fund	0.10%

VOLUNTARY ADVISORY FEE WAIVERS

Calvert Balanced Portfolio

The investment advisor voluntarily waives 0.05% of its annual advisory fee for the Fund based on average daily net assets under management by New Amsterdam Partners LLC in excess of $250 million.  This waiver is contingent upon the continued service by New Amsterdam Partners LLC as Subadvisor to a portion of the equity assets of the Fund at an annual fee of 0.25% on assets up to $250 million and 0.20% on assets in excess of $250 million. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class I shares of the Fund were 0.70% for the fiscal year ended September 30, 2012.

Calvert Equity Portfolio	The investment advisor voluntarily waives a portion of its advisory fee for the Fund equal to 0.05% on average daily net assets between $2 billion and $3 billion and 0.075% on average daily net assets over $3 billion that, in each case, are under management by Atlanta Capital Management Company, LLC.
This waiver is contingent upon the continued service by Atlanta Capital Management Company, LLC as Subadvisor of the Fund at an annual fee of 0.30% on assets up to $2 billion, 0.25% on the next $1 billion, and 0.225% on assets in excess of $3 billion. Calvert may cease this waiver at any time. The
Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class I were 0.66% for the fiscal year ended
September 30, 2012.

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Calvert Social Index Fund

The investment advisor voluntarily waives 0.04% of its annual advisory fee based on the average daily net assets of the Fund. This waiver is contigent upon Calvert having responsibility for the day-to-day management of the Fund's assets. Calvert may cease this waiver at any time.

Calvert Large Cap Core Portfolio

The investment advisor voluntarily waives 0.10% of its annual advisory fee based on the average daily net assets of the Fund. Calvert may cease this waiver at any time. The Fund’s total annual fund operating expenses do not reflect expense waiver/reimbursements. Net of current expense waiver/
reimbursements and offsets, the expenses of Class I shares of the Fund were 0.77% for the fiscal year ended September 30, 2012.

Calvert International Equity Fund	The investment advisor has agreed to voluntarily limit direct net annual fund operating expenses for Class I to 1.06%. This expense limitation does not limit the acquired fund fees and expenses paid indirectly by a shareholder. The Fund’s total annual fund operating expenses do not reflect expense waiver/
reimbursements. Net of current expense waiver/reimbursements and offsets, the expenses of Class I of the Fund were 1.06% for the fiscal year ended September 30, 2012.

OTHER EXPENSES

“Other expenses” include custodial, transfer agent and subtransfer agent/recordkeeping payments, as well as various other expenses. Subtransfer agent/recordkeeping payments may be made to third parties (including affiliates of the Advisor) that provide recordkeeping and other administrative services.

ACQUIRED FUND FEES AND EXPENSES

Acquired fund fees and expenses represent underlying management fees and expenses, including any incentive allocations (typically 20%), of private limited partnerships and limited liability companies (together, “Partnerships”) that the Fund has acquired through its Special Equities investment program, and any exchange-traded funds acquired by the Fund. This amount is based on historic fees and expenses, and Partnership performance if applicable, and may vary substantially from year to year.

For the Funds below, Total Annual Fund Operating Expenses shown in the “Fees and Expenses” table in the respective Fund Summary do not correlate to the ratio of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratio, which is as follows, reflects the operating expenses of the applicable Fund and does not include acquired fund fees and expenses.

Fund	Class I
Calvert Balanced Portfolio	0.70%
Calvert Equity Portfolio	0.66%
Calvert International Equity Fund	1.06%

CONTRACTUAL FEE WAIVERS AND/OR EXPENSE REIMBURSEMENTS

Calvert has agreed to contractually limit the direct net annual fund operating expenses in each Fund to the amounts listed in the table below through January 31, 2014 (except for Calvert Social Index Fund, for which direct net annual fund operating expenses will be limited through January 31, 2016) . Only the Board of Trustees/Directors of the Fund may terminate an expense limitation before the contractual period expires.

Fund
Calvert Balanced Portfolio	0.72%
Calvert Social Index Fund	0.21%
Calvert Large Cap Core Portfolio	0.81%
Calvert Capital Accumulation Fund	0.86%
Calvert International Equity Fund	1.10%
Calvert International Opportunities Fund	1.20%
Calvert Small Cap Fund	0.92%

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 37

Calvert Global Alternative Energy Fund	1.40%
Calvert Emerging Markets Equity Fund	1.43%

Where Calvert has contractually agreed to a fee waiver and/or expense reimbursement, the expense limitation does not limit any acquired fund fees and expenses paid indirectly by a shareholder. The Example in the respective Fund Summary reflects the expense limits set forth in the fee table but only through the contractual date. Under the terms of a contractual expense limitation, operating expenses do not include interest expense, brokerage commissions, extraordinary expenses, performance fee adjustments (if applicable), and taxes. No Fund expects to incur a material amount of interest expense in the fiscal year.

See “Investment Advisor and Subadvisors” in the respective Fund’s Statement of Additional Information (“SAI”) for more information.

EXAMPLE

The Example in the respective Fund Summary for each Fund also assumes that you reinvest all dividends and distributions.

MORE INFORMATION ON INVESTMENT STRATEGIES AND RISKS

A concise description of each Fund’s principal investment strategies and principal risks is provided under the respective Fund Summary for each Fund. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Funds, along with their associated risks. Each Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Investment Policies and Risks” in the respective Fund’s SAI.

For certain investment strategies listed, the table below shows a Fund’s limitations as a percentage of either its net or total assets. Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund’s Annual or Semi-Annual Reports. (Please see the pages of this Prospectus following the table for descriptions of the investment strategies and definitions of the principal types of risks involved. Explanatory information about certain investment strategies of specific Funds is also provided below.)

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 38

1 Calvert Social Index Fund may invest in foreign securities to the extent necessary to carry out its investment strategy of investing at least 95% of its net assets in securities contained in the Calvert Social Index. The Index (and hence the Fund) may include securities issued by companies located outside the U.S. but only if they are traded primarily on a major U.S. exchange.

2 Excludes any High Social Impact Investments.

3 Based on net premium payments.

4 Based on initial margin required to establish position.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 39

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the principal types of risk involved with each strategy are listed. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes a Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, a Fund may not be able to achieve its investment objective.

Risks: Opportunity

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are stocks selected to track a particular index. ETFs are used for the limited purpose of managing a Fund’s cash position consistent with the Fund’s applicable benchmark to reduce deviations from the benchmark while enabling the Fund to accommodate its need for periodic liquidity.

Risks: Correlation and Market
Hedging Strategies. The hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used for the limited purpose of managing duration.	Risks: Correlation and Opportunity

Conventional Securities and Associated Risks

Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to a Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased.  Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Foreign securities. For Funds other than Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund, foreign securities are securities issued by entities whose principal place of business is located outside the U.S. For Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund, foreign securities (securities of non-U.S. entities) are securities of entities that derive at least 50% of their revenue from business outside the U.S. or have at least 50% of their assets outside the U.S.; or that are organized under the laws of a non-U.S. country and have their securities principally traded on a non-U.S. exchange. For any Fund that may invest in debt, this includes debt instruments denominated in other currencies such as Eurobonds.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment grade bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”) or assigned an equivalent rating by a nationally recognized statistical rating organization (“NRSRO”), including Moody’s Investors Service or Fitch Ratings, or if unrated, considered to be of comparable credit quality by the Fund’s Advisor or Subadvisor.

Risks: Interest Rate, Market and Credit

Below-investment grade, high-yield bonds. Bonds rated below BBB-/Baa3 or unrated bonds determined by the Fund’s Advisor or Subadvisor to be of comparable credit quality are considered junk bonds. They are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Liquidity and Information
Unrated debt securities. Bonds that have not been rated by an NRSRO; the Advisor and/or Subadvisor has determined the credit quality based on its own research. Calvert International Equity Fund	Risks: Credit, Market, Interest Rate, Liquidity and Information
Illiquid securities. Securities which cannot be readily sold because there is no active market. Special Equities (venture capital private placements) and High Social Impact Investments are illiquid.	Risks: Liquidity, Market and Transaction
Unleveraged Derivative Securities and Associated Risks

Asset-backed securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.	Risks: Credit, Interest Rate and Liquidity

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 40

Mortgage-backed securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate
Currency contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity
Leveraged Derivative Instruments and Associated Risks

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price.
A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, a Fund will write call options only if it already owns the security (if it is “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit and Opportunity
Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date.	Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity and Opportunity

Glossary of Certain Investment Risks

Correlation risk	The risk that when a Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For ETFs, there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk	The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency risk	The risk that when a Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Extension risk	The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a discount. In addition, if held to maturity, a Fund will not have access to the principal invested when expected and may have to forego other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk	The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/ “stripped” coupon securities (“strips”) are subject to greater interest rate risk.

Leverage risk	The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk	The risk that may occur when the value of a foreign investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors, including risk of expropriation.

Prepayment risk	The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. A Fund must also reinvest those assets at the current market rate, which may be lower.

Transaction risk	The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 41

Explanation of Investment Strategies Used by Certain Funds

Calvert Balanced Portfolio

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Portfolio may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include derivative securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets.
Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Calvert Social Index Fund

Indexing. An index is a group of securities whose overall performance is used as a standard to measure investment performance. An index (or “passively managed”) fund tries to match, as closely as possible, the performance of an established target index. An index fund’s goal is to mirror the target index whether the index is going up or down. Therefore, index funds do not need the costly research and analysis employed by active fundamental asset managers. The sustainable and socially responsible investment criteria used by the Calvert Social Index may result in economic sector weightings that are significantly different from those of the overall market, and those overweightings/underweightings may be out of favor in the market. To track its target index as closely as possible, the Fund attempts to remain fully invested in stocks. To help stay fully invested, and to reduce transaction costs, the Fund may invest to a limited extent in stock futures contracts, or other registered investment companies. The Fund may purchase U.S. Treasury securities in connection with its hedging activities.

The Fund uses a replication method of indexing. If assets should ever decline to below $20 million, it may use the sampling method. The replication method involves holding every security in the Calvert Social Index in about the same proportion as the Index. The sampling method involves selecting a representative number of securities that will resemble the Index in terms of key risk and other characteristics.

Although index funds by their nature tend to be tax-efficient investment vehicles, the Fund generally is managed without regard to tax ramifications.
Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund

ADRs and GDRs. American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are certificatesevidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs. GDRs are certificates issued by an international bank that are generally traded in, and denominated in the currency of, countries other than the home country of the issuer of the underlying shares. Companies, including those from emerging markets, typically use GDRs to make their shares available to investors in two or more foreign countries.

Emerging Market Securities. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. The Fund may also enter into foreign currency transactions to facilitate settlement transactions or to hedge exposure to underlying currencies. To manage currency exposure, the Fund may enter into forward currency contracts to “lock in” the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.

Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund	Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

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Calvert Emerging Markets Equity Fund

Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” – i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index.

All Funds

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts. To the extent a Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Advisor, the Subadvisor, or the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Advisor or Subadvisor fail to use futures in accordance with Rule 4.5, then the Advisor and/or the Subadvisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Derivatives. The term “derivatives” covers a broad range of financial instruments, including swap agreements, options, warrants, futures contracts, and currency forwards, whose values are derived, at least in part, from the value of one or more indicators, such as a security, asset, index or reference rate. Derivatives may be used to manage exposure to securities prices and foreign currencies; as an efficient means of increasing or decreasing the Fund’s exposure to certain markets; to protect the value of portfolio securities; and to serve as a cash management tool.

DESCRIPTION OF ALTERNATIVE ENERGY INDICES
(Calvert Global Alternative Energy Fund)

As stated in the Fund Summary for Calvert Global Alternative Energy Fund under “Principal Investment Strategies,” the Fund may invest in companies that are included in certain alternative energy indices, which are described below.

Ardour Global Alternative Energy Index (Composite)SM

The Ardour Global Alternative Energy Index Composite is a capitalization-weighted, float-adjusted equity index designed to serve as an equity benchmark for globally traded stocks that are principally engaged in the field of Alternative Energy Technologies, including renewable energy, alternative fuels and related enabling technologies. As of December 31, 2012, the Index included 110 companies.

BofAML Renewable Energy Index

The objective of the BofAML Renewable Energy Index is to provide exposure to stocks that are well positioned to benefit from the renewable/alternative energy theme globally. This includes “pure plays” as well as stocks likely to benefit in a less direct way. The Index consists of stocks of the three largest renewable energy sub-sectors (namely biofuels, solar and wind) that have been filtered on several criteria – market capitalization, liquidity and country of listing. As of December 31, 2012, the Index included 31 stocks in the broad renewable energy sector.

S&P Global Alternative Energy Index

The S&P Global Alternative Energy Index combines two indices from the S&P Global Thematic Indices – the S&P Global Clean Energy Index and the S&P Global Nuclear Energy Index. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global alternative energy business, from both developed and emerging markets. As of December 31, 2012, the Index included 54 companies.  The S&P Global Clean Energy Index provides liquid and tradable exposure to 30 companies (as of
December 31, 2012) from around the world that are involved in clean energy related businesses. The Index is comprised of a diversified mix of Clean Energy Production and Clean Energy Equipment & Technology companies.

The S&P Global Nuclear Energy Index is comprised of 24 of the largest publicly traded companies (as of December 31, 2012) in nuclear energy related businesses that meet the Index’s investability requirements. The Index is designed to provide liquid exposure to the leading publicly listed companies in the global nuclear energy business from both developed markets and emerging markets.

WilderHill New Energy Global Innovation Index	The WilderHill New Energy Global Innovation Index is comprised primarily of companies whose technologies focus on the generation and use of cleaner energy, conservation and efficiency, and the advancement of renewable energy in general, as determined by WilderHill New Energy Finance, LLC. The Index is mainly comprised of companies in wind, solar, biofuels, hydro, wave and tidal, geothermal and other relevant renewable energy businesses; it also includes companies involved in energy conversion, storage, conservation, efficiency, materials, pollution control, emerging hydrogen and fuel cells. As of December 31, 2012, the Index included 98 companies.

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WilderHill Clean Energy Index	A priority of the WilderHill Clean Energy Index is to define and track the Clean Energy sector: specifically, businesses that stand to benefit substantially from a societal transition toward use of cleaner energy and conservation. Stocks and sector weightings within the Index are based on their significance for clean energy, technological influence and relevance to preventing pollution in the first place. Companies selected for the Index include those that focus on technologies for utilization of greener, more-renewable sources of energy. These technologies include those for renewable energy harvesting or production, energy conversion, energy storage, pollution prevention and improvements in energy efficiency, power delivery, energy conservation and monitoring of energy information. As of December 31, 2012, the Index included 50 companies.

PORTFOLIO HOLDINGS

Each Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. Each Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at the SEC.

A description of each Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the respective Fund’s SAI.

ABOUT SUSTAINABLE AND SOCIALLY RESPONSIBLE INVESTING
CALVERT SIGNATURE STRATEGIES®

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, Calvert Small Cap Fund, Calvert International Equity Fund and Calvert International Opportunities Fund)

Investment Selection Process

In seeking to achieve a Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to that Fund’s sustainable and socially responsible investment criteria. Only companies that meet all of the Fund’s environment, social, and governance (“ESG”) criteria are eligible for investment. To the greatest extent possible, the Funds seek to invest in companies that exhibit positive performance with respect to one or more of the ESG criteria. Investments for a Fund must be consistent with the Fund’s current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities for Calvert’s sustainable and socially responsible funds may be made prior to the application of the sustainability and social responsibility analysis, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet those standards, the security will be sold per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets a Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

Although each Fund’s sustainable and socially responsible investment criteria tend to limit the availability of investment opportunities more than is customary with other investment companies and may overweight certain sectors or types of investments that may or may not be in favor in the market, Calvert and the Subadvisors of the Funds believe there are sufficient investment opportunities to permit full investment among issuers which satisfy each Fund’s investment objective and its sustainable and socially responsible investment criteria.

Each Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s applicable benchmark. The ETFs in which a Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by that Fund. In addition, the ETFs in which a Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

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The selection of an investment by a Fund does not constitute endorsement or validation by that Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria. Investors are invited to send to Calvert a brief description of companies they believe might be suitable for investment.

Sustainable and Socially Responsible Investment Criteria

Each Fund seeks to invest in companies and other enterprises that demonstrate positive ESG performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples’ rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance.

Each Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, organizations totally satisfy. As a matter of practice, evaluation of a particular organization in the context of these criteria will involve subjective judgment by Calvert and the Subadvisors, drawing on the Fund’s longstanding commitment to economic and social justice. All sustainable and socially responsible investment criteria may be changed by the Board of Trustees/Directors without shareholder approval.

Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Large Cap Core Portfolio, Calvert Capital Accumulation Fund, and Calvert Small Cap Fund

The Funds seek to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the International Labor Organization (“ILO”) core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

The Funds seek to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to local or global environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 45

• Demonstrate poor corporate governance or engage in harmful or unethical business practices.

• Manufacture tobacco products.

• Are significantly involved in the manufacture of alcoholic beverages.

• Have direct involvement in gambling operations.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

With respect to U.S. government securities, the Calvert Balanced Portfolio, Calvert Equity Portfolio and Calvert Large Cap Core Portfolio invest in debt obligations issued by the U.S. government (i.e., Treasury securities) or guaranteed by agencies or instrumentalities of the U.S. Government whose purposes further, or are compatible with, the Funds’ sustainable and socially responsible investment criteria.

Calvert International Equity Fund

Calvert International Equity Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Equity Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate nuclear power plants or have substantial contracts to supply key components in the nuclear power process.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 46

governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Derive more than 10% of revenues from the production of tobacco or alcohol products.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Calvert International Opportunities Fund

Calvert International Opportunities Fund seeks to invest in companies that:

• Take positive steps to improve environmental management and performance, advance sustainable development, or provide innovative and effective solutions to environmental problems through their products and services. Calvert will also consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, Calvert will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

• Maintain positive diversity, labor relations, and employee health and safety practices, including inclusive and robust diversity policies, programs and training, and disclosure of workforce diversity data; have strong labor codes ideally consistent with the ILO core standards, comprehensive benefits and training opportunities, and sound employee relations, as well as strong employee health and safety policies, safety management systems and training, and positive safety performance records.

• Observe appropriate international human rights standards in operations in all countries.

• Respect Indigenous Peoples and their lands, cultures, knowledge, environment, and livelihoods.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

• Contribute to the quality of life in the communities where they operate, such as through stakeholder engagement with local communities, corporate philanthropy and employee volunteerism.

• Uphold sound corporate governance and business ethics policies and practices, including independent and diverse boards, and respect for shareholder rights; align executive compensation with corporate performance, maintain sound legal and regulatory compliance records, and disclose environmental, social and governance information.

Calvert International Opportunities Fund seeks to avoid investing in companies that:

• Demonstrate poor environmental performance or compliance records, or contribute significantly to environmental problems; or own or operate new nuclear power plants.

• Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

• Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 47

• Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples. • Demonstrate poor corporate governance or engage in harmful or unethical business practices. • Derive more than 10% of revenues from the production of tobacco or alcohol products.

• Manufacture, design, or sell weapons or the critical components of weapons that violate international humanitarian law; or manufacture, design, or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the UN Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

• Manufacture or sell firearms and/or ammunition.

• Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

Shareholder Advocacy and Corporate Responsibility

As each Fund’s Advisor, Calvert takes a proactive role to make a tangible positive contribution to our society and that of future generations. Calvert uses strategic engagement and shareholder advocacy to encourage positive change in companies in virtually every industry, both to establish certain commitments and to encourage concrete progress. Calvert’s activities may include but are not limited to:

Dialogue with companies

Calvert regularly initiates dialogue with company management as part of its sustainability research process. After a Fund has become a shareholder, Calvert often continues its dialogue with management through phone calls, letters and in-person meetings. Through its interaction, Calvert learns about management’s successes and challenges and presses for improvement on issues of concern.

Proxy voting

As a shareholder in the various portfolio companies, the Fund is guaranteed an opportunity each year to express its views on issues of corporate governance and sustainability at annual stockholder meetings. Calvert votes all proxies consistent with the sustainable and socially responsible investment criteria of the Fund.

Shareholder resolutions

Calvert proposes resolutions on a variety of sustainability and social responsibility issues. It files shareholder resolutions to help establish dialogue with corporate management and to encourage companies to take action. In most cases, Calvert’s efforts have led to negotiated settlements with positive results for shareholders and companies alike. For example, one of its shareholder resolutions resulted in a company’s first-ever disclosure of its equal employment policies, programs and workforce demographics.

CALVERT SOLUTION STRATEGIES®

(Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund)

Investment Selection Process

In seeking to achieve the Fund’s investment objective, investments are first selected for financial soundness and then evaluated according to the Fund’s sustainable and socially responsible investment criteria. To the greatest extent possible, the Fund seeks to invest in companies that exhibit positive performance with respect to one or more of the sustainable and socially responsible investment criteria. Investments for the Fund must be consistent with the Fund’s current financial, sustainable and socially responsible investment criteria, the application of which is in the economic interest of the Fund and its shareholders.

Investments in fixed-income securities in the Fund may be made prior to the application of corporate responsibility standards and strategies, due to the nature of the fixed-income market. Unlike equities, fixed-income securities are not available on exchange traded markets, and the window of availability may not be sufficient to permit Calvert to perform sustainability and social responsibility analysis

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 48

prior to purchase. However, following purchase, the fixed-income security is evaluated according to the Fund’s sustainable and socially responsible investment criteria and if it is not found to meet those standards, the security will be sold as per Calvert’s procedures, at a time that is in the best interests of the shareholders.

Investment decisions on whether a company meets the Fund’s sustainable and socially responsible investment criteria typically apply to all securities issued by that company. In rare instances, however, different decisions can be made on a company’s equity and its debt.

The Fund may invest in ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund’s benchmark. The ETFs in which the Fund may invest will not be subject to sustainable and socially responsible investment criteria and will not be required to meet such criteria otherwise applicable to investments made by the Fund. In addition, the ETFs in which the Fund may invest may hold securities of companies or entities that the Fund could not invest in directly because such companies or entities do not meet the Fund’s sustainable and socially responsible investment criteria. The principal purpose of investing in ETFs is not to meet the sustainable and socially responsible investment criteria by investing in individual companies, but rather to help the Fund meet its investment objective by obtaining market exposure to securities in the Fund’s applicable benchmark while enabling it to accommodate its need for periodic liquidity.

The selection of an investment by the Fund does not constitute endorsement or validation by the Fund, nor does the exclusion of an investment necessarily reflect failure to satisfy the Fund’s sustainable and socially responsible investment criteria.

Sustainable and Socially Responsible Investment Criteria for Calvert Global Alternative Energy Fund

Addressing the climate change crisis is essential to ensuring a sustainable future. A shift away from fossil fuels requires a sharp focus on developing alternative energy, energy efficiency, and the broadest array of energy options. The Fund provides an investment opportunity for climate change solutions and renewable energy development.

The Fund seeks to invest in companies that are market leaders in alternative energy or that are significantly involved in the alternative energy sector. Alternative energy includes renewable energy (solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.

The Fund will invest in ways consistent with Calvert’s philosophy that long-term rewards to investors will come from companies and other entities whose products, services, and methods contribute to a more sustainable future. The Fund will focus on environmental, social, and governance (“ESG”) factors that promote and encourage sustainable solutions.

The Fund has developed sustainable and socially responsible investment criteria, detailed below. These criteria represent ESG standards which few, if any, companies totally satisfy. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Investing in new or emerging energy and climate change solutions involves a focus on corporate leadership in alternative energy; emphasis on corporate engagement; and flexibility towards traditional exclusionary criteria. The Fund will consider investment in companies that are leaders in developing renewable energy and/or mitigating climate change, even though they may also be involved in nuclear power. However, the Fund will seek to avoid investing in companies that own or operate new nuclear power plants and/or do not meet Calvert’s rigorous standards of performance regarding the safety and security of their nuclear power operations.

The Fund will adhere to core ESG criteria as follows.

Calvert Global Alternative Energy Fund seeks to invest in companies that:

• Demonstrate leadership in providing solutions to the climate change crisis through renewable energy and other alternative environmental technologies.

• Take positive steps to improve environmental management and performance, and provide innovative solutions to environmental problems through their products, services and emerging technologies.

• Treat their employees with dignity and respect in the workplace.

• Observe appropriate international human rights standards and respect the rights of Indigenous Peoples.

• Produce or market products and services that are safe and enhance the health or quality of life of consumers.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 49

• Contribute to the quality of life of the communities where they operate and are responsive to stakeholder concerns and expectations.

• Exhibit sound policies and practices with respect to corporate governance and business practices.

Calvert Global Alternative Energy Fund seeks to avoid investing in companies that:

• Contribute directly to the systematic denial of basic human rights.

• Maintain poor environmental compliance and performance practices.

• Demonstrate poor corporate governance or engage in unethical business practices.

• Own or operate new nuclear power plants.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

Sustainable and Socially Responsible Investment Criteria for Calvert Emerging Markets Equity Fund

The Fund believes that the long-term performance of companies operating in long established and/or emerging markets alike depends on progress towards sustainable development. The Calvert Emerging Markets Equity Fund seeks to invest in companies whose products/services and/or industrial/business practices contribute towards addressing one or more global sustainability challenges in their local and/or international markets.

Actions by companies to address such global sustainability challenges include the following themes:

Development, Poverty and Health

• Promoting economic development, income generation and poverty reduction

• Improving quality of life in poor households and communities

• Supporting agricultural innovation and food security

• Providing access to safe medicines and low-cost health care

• Expanding digital access and mobile communications for underserved communities and populations

Environment and Climate Change

• Mitigating and adapting to climate change and other environmental challenges

• Enhancing access to clean water and sanitation infrastructure

Rights and Governance

• Respecting human rights, labor rights, and Indigenous Peoples’ rights in local communities/workplaces

• Fostering gender equity and diversity in workplaces and local communities

• Overcoming corruption through transparency and improved governance

In addition to evaluating companies according to these criteria, investments are also evaluated according to the Fund’s threshold responsibility standards with respect to tobacco, weapons and human rights. The Fund has the following threshold responsibility standards which are applied in determining whether a security qualifies as an investment for the Fund:

• The Fund will seek to avoid investing in companies that manufacture tobacco products.

• The Fund will seek to avoid investing in companies that manufacture, design or sell weapons or the critical components of weapons that violate international humanitarian law.

• The Fund will critically evaluate companies that significantly support governments that are under U.S. or international sanction for grave human rights abuses such as genocide or forced labor.

In addition to these threshold responsibility standards, investments will be evaluated and may be excluded for extraordinary events and controversial issues that may adversely affect a company’s reputation, operations and/or “social license” to operate.

As a matter of practice, evaluation of a particular company in the context of this strategy will involve subjective judgment by Calvert and the Subadvisor. All sustainable and socially responsible investment criteria may be changed by the Board of Directors without shareholder approval.

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SPECIAL INVESTMENT PROGRAMS

(Calvert Signature Strategies® and Calvert Solution Strategies®)

As part of Calvert’s and Fund shareholders’ ongoing commitment to providing and fostering innovative initiatives, certain Funds may invest a small percentage of their respective assets through special investment programs that are non-principal investment strategies pioneered by Calvert – High Social Impact Investments, Special Equities, and the Calvert Manager Discovery Program.

Calvert International Equity Fund and Calvert International Opportunities Fund have limits on investments in U.S. companies of 5% and 10% of net assets, respectively; these percentages exclude High Social Impact Investments and Special Equities investments.

High Social Impact Investments

(Calvert Balanced Portfolio, Calvert Equity Portfolio, Calvert Social Index Fund, Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Small Cap Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund)

High Social Impact Investments is a program that targets a percentage of a Fund’s net assets (up to 3% for each of Calvert Capital Accumulation Fund, Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund and up to 1% for each of the other Funds listed above). High Social Impact Investments offer a rate of return below the then-prevailing market rate and present attractive opportunities for furthering the Funds’ sustainable and socially responsible investment criteria.

These investments may be either debt or equity investments. These types of investments are illiquid. High Social Impact debt investments are unrated and below-investment grade, and involve a greater risk of default or price decline than investment grade securities. The Funds believe that these investments have a significant sustainability and social responsibility return through their impact in our local communities.

Each Fund’s High Social Impact Investments are fair valued by a fair value team consisting of officers of the Fund and of the Fund’s Advisor, as determined in good faith under consistently applied valuation procedures adopted by the Fund’s Board and under the ultimate supervision of the Board. See “How Shares Are Priced” in this Prospectus. Each Fund’s High Social Impact Investments can be made through direct investments, or placed through intermediaries, such as the Calvert Social Investment Foundation (as discussed below).

Pursuant to an exemptive order issued by the SEC, the Funds may invest those assets allocated for investment through the High Social Impact Investments program with the purchase of Community Investment Notes issued by the Calvert Social Investment Foundation. The Calvert Social Investment Foundation is a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. It has instituted the Calvert Community Investments program to raise assets from individual and institutional investors and then invest these assets in non-profit or not-for-profit community development organizations, community development banks, cooperatives and social enterprises that focus on low income housing, economic development, business development and other social and environmental considerations in urban and rural communities that may lead to a more just and sustainable society in the U.S. and around the globe.

The Funds may also invest in high social impact issuers through social enterprises in conjunction with the Special Equities investment program (see “Special Equities” below).

Investments in High Social Impact Investments may hinder the Calvert Social Index Fund’s ability to track the Index. High Social Impact Investments for Calvert Social Index Fund will be limited to 1% of the Fund’s net assets if it commences the program.

Special Equities

Each Fund may invest in the Special Equities investment program, which allows the Fund to promote especially promising approaches to sustainable and socially responsible investment goals through privately placed investments. Special Equities investments are limited to 3% of each Fund’s net assets (except for Calvert Social Index Fund, which has a 1% limit).

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 51

Special Equities investments are generally venture capital privately placed investments in small, untried enterprises. These include pre-IPO companies and private funds, including limited partnerships. Most Special Equities investments are expected to have a projected market-rate risk-adjusted return. A small percentage of the program may be invested in Social Enterprises, issues that have a projected below-market risk-adjusted rate of return, but are expected to have a high degree of positive impact on societal change. The Special Equities Committee of each Fund identifies, evaluates, and selects the Special Equities investments. Special Equities involve a high degree of risk and are all subject to liquidity, information and transaction risk. Special Equities foreign investments are also subject to foreign securities risk, while Special Equities debt securities, which are generally below-investment grade, are also subject to credit risk. The risks associated with a Special Equities investment may cause the value of the investment to decline below its cost and, in some instances, to lose its value entirely. A Fund’s Special Equities investments are valued under the direction of the Fund’s Board.

Pursuant to approval by each Fund’s Board of Trustees/Directors, each Fund has retained Stephen Moody and Daryn Dodson as consultants to provide investment research for the Special Equities Program.

Manager Discovery Program

As part of the ongoing commitment of Calvert to promote equal opportunity, Calvert has introduced the Manager Discovery Program. The program allocates up to 5% of a Fund’s net assets to strong-performing yet often overlooked minority and women-owned money management firms. These firms must have a proven track record and investment discipline that mirror the investment objectives of a Fund. The Manager Discovery Program seeks to bring a dynamic new perspective to a Fund, while maintaining Calvert’s long-standing commitment to seeking financial performance and societal impact. No firm currently participates in the program.

MANAGEMENT OF FUND INVESTMENTS

ABOUT CALVERT

Calvert Investment Management, Inc. (Calvert or the Advisor), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, is the investment advisor for the Funds. Calvert provides the Funds with investment supervision and management and office space, furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of and employed by Calvert. It has been managing mutual funds since 1976. As of December 31, 2012, Calvert was the investment advisor for 44 mutual fund portfolios and had approximately $12 billion in assets under management.

MORE INFORMATION ABOUT THE ADVISOR, SUBADVISORS AND PORTFOLIO MANAGERS

Additional information is provided below regarding each individual and/or member of a team who is employed by or associated with the Advisor and respective Subadvisor (if any) of each Fund, and who is primarily (and jointly, as applicable) responsible for the day-to-day management of the Fund (each a “Portfolio Manager”). The respective Fund’s SAI provides additional information about each Portfolio Manager’s management of other accounts, compensation and ownership of securities in the Fund.

Calvert Balanced Portfolio
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow handles the allocation of assets and Portfolio Managers for the Fund.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Asset and Portfolio Manager Allocations
Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 52

Fixed-Income Investments of Calvert Balanced Portfolio

Calvert Investment Management, Inc.

See “About Calvert” above.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Matthew Duch	Mr. Duch has been a Portfolio Manager on the Calvert Taxable Fixed Income Team since 2006 and became a Portfolio Manager for this Fund in September 2011.	Lead Portfolio Manager for fixed-income investments
Michael Abramo	Mr. Abramo has been a member of the Calvert Taxable Fixed Income Team since 1999 and became a Portfolio Manager for this Fund in January 2013.	Co-Portfolio Manager
Vishal Khanduja, CFA	Mr. Khanduja has been a member of the Calvert Taxable Fixed Income Team and a Portfolio Manager for this Fund since January 2013. He previously worked at Columbia Management as Portfolio Manager – Global Rates and Currency Team
	(2009-2012) and Senior Analyst – Structured Assets Team (2008-2009). Prior to Columbia Management, he was Associate Director (Fixed Income Analytics) at Galliard Capital Management (2007-2008).	Co-Portfolio Manager

Equity Investments of Calvert Balanced Portfolio

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed a portion of the equity assets of the Fund since June 30, 2004.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Michelle Clayman, CFA	New Amsterdam -- Ms. Clayman founded the firm in 1986.	Portfolio Manager
Nathaniel Paull, CFA	New Amsterdam -- Senior Portfolio Manager	Portfolio Manager

Profit Investment Management (Profit), 8401 Colesville Road, Suite 320, Silver Spring, Maryland 20910, has managed a portion of the equity assets of the Fund since October 2002.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Eugene A. Profit	Mr. Profit has been Chief Executive Officer of Profit since 1996.	Portfolio Manager

Calvert Equity Portfolio

Atlanta Capital Management Company, LLC (Atlanta Capital), 1075 Peachtree Street, Suite 2100, Atlanta, GA 30309, has managed the assets of the Fund since September 1998.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Richard B. England, CFA	Managing Director – Equities and Portfolio Manager, Atlanta Capital Member of Management Committee Mr. England became a Portfolio Manager for this Fund in July 2006.	Lead Portfolio Manager
Paul J. Marshall, CFA	Portfolio Manager, Atlanta Capital Mr. Marshall became a Portfolio Manager for this Fund in March 2009.	Portfolio Manager

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 53

Calvert Social Index Fund and Calvert Large Cap Core Portfolio
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed the day-to-day investment of assets of Calvert Social Index Fund since December 2012 and Calvert Large Cap Core Portfolio since June 2009.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Natalie A. Trunow	Senior Vice President, Chief Investment Officer – Equities, overseeing investment strategy and management of all Calvert balanced, equity and asset allocation portfolios.	Portfolio Manager
Ms. Trunow joined Calvert as Head, Equities in August 2008. She previously served as the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Calvert Capital Accumulation Fund

New Amsterdam Partners LLC (New Amsterdam), 475 Park Avenue South, 20th Floor, New York, New York 10016, has managed the assets of the Fund since September 2005.

Michelle Clayman and Nathaniel Paull are New Amsterdam’s Portfolio Managers for Calvert Capital Accumulation Fund. Please see the information presented above with respect to New Amsterdam’s management of Calvert Balanced Portfolio regarding these Portfolio Managers’ business experience during the last five years and role on the management team.

Calvert International Equity Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has managed an allocation of the Fund’s assets since December 2009 and is Calvert’s portfolio manager for Calvert International Equity Fund. Please see the information presented above with respect to Calvert’s management of Calvert Social Index Fund and Calvert Large Cap Core Portfolio regarding this Portfolio Manager’s business experience during the last five years and role on the management team.

Thornburg Investment Management, Inc. (Thornburg), 2300 North Ridgetop Road, Santa Fe, NM 87506, has managed an allocation of the Fund’s assets since December 2009. Thornburg is a Delaware corporation, which has 35 managing directors with an equity interest in the firm.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
William V. Fries, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Wendy Trevisani	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager
Lei “Rocky” Wang, CFA	Managing Director and Portfolio Manager, Thornburg	Portfolio Manager

Martin Currie, Inc. (Martin Currie), 1350 Avenue of Americas, Suite 3010, New York, NY 10019, has managed an allocation of the Fund’s assets since December 2009. Martin Currie is a subsidiary of Martin Currie Investment Management Ltd, located in Edinburgh, Scotland, which was founded in 1881 and is a specialist investment management business. As of October 31, 2012 Martin Currie Investment Management Ltd managed $7.3 billion in active equity portfolios for a global client base of financial institutions, charities, foundations, endowments, pension funds, family offices, government agencies and investment funds. Martin Currie Investment Management Ltd is a private company, owned and managed by its full-time employees.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
David Sheasby	2004 - present: Portfolio Manager, Global Equities and Head of ESG, Martin Currie	Lead Portfolio Manager
Christine Montgomery	December 2009 - present: Portfolio Manager, Martin Currie 2007-2009: Investment Partner, Edinburgh Partners	Portfolio Manager

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 54

Calvert International Opportunities Fund

Advisory Research, Inc. (ARI), 180 N. Stetson Avenue, Suite 5500, Chicago, IL 60601, has managed an allocation of Fund’s assets since September 2011. ARI is a Delaware corporation and was founded in 1974. ARI has over $9.1 billion in assets under management as of October 31, 2012, primarily in equity, both domestic and international.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Jonathan P. Brodsky	2009 - present: Managing Director, ARI; member of ARI Investment Team	Portfolio Manager, Research
2004 - 2009: Vice President, ARI; member of ARI Investment Team
Drew Edwards	2008 - present: Vice President, ARI; member of ARI Investment Team	Portfolio Manager
2005 - 2008: Investment Professional, Taiyo Pacific Partners
Marco P. Priani, CFA, CPA, FRM	Vice President, ARI; member of ARI Investment Team	Portfolio Manager

Trilogy Global Advisors, LP (Trilogy), 1114 Avenue of the Americas, 28th Floor, New York, NY, 10036, has managed an allocation of the Fund’s assets since September 2011. Trilogy is a Delaware limited partnership and has been in business since 1999. Trilogy manages global, international and emerging markets equities with over $13 billion in assets under management as of October 31, 2012.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Willam Sterling, Ph.D.	1999 - present: Chief Investment Officer and Senior Portfolio Manager, Trilogy. Mr. Sterling has guided the firm since its inception in 1999.	Senior Portfolio Manager
Gregory J. Gigliotti	2002 - present: Managing Director and Senior Portfolio Manager, Trilogy. Responsible for day-to-day management of Trilogy’s client portfolios.	Senior Portfolio Manager
Pablo Salas	2005 - present: Managing Director and Senior Portfolio Manager, Trilogy. Responsible for the management of Trilogy’s emerging markets equity portfolios.	Senior Portfolio Manager
Jessica Reuss, CFA	2006 - present: Product Specialist and Portfolio Manager, Trilogy. Responsible for global research coverage in the consumer discretionary and consumer staples sectors.	Portfolio Manager
David Runkle, Ph.D., CFA	2007 - present: Director of Quantitaive Research, Portfolio Manager, Trilogy. Responsible for Trilogy’s quantitative research efforts.	Portfolio Manager

Calvert Small Cap Fund
Calvert Investment Management, Inc.

See “About Calvert” above.

Natalie A. Trunow, Senior Vice President, Chief Investment Officer – Equities, has been responsible for the day-to-day management of the Fund since July 2010 and is Calvert’s Portfolio Manager for Calvert Small Cap Fund. Please see the information presented above with respect to Calvert’s management of Calvert Social Index Fund and Calvert Large Cap Core Portfolio regarding this Portfolio Manager’s business experience during the last five years and role on the management team.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 55

Calvert Global Alternative Energy Fund

Kleinwort Benson Investors International Ltd (KBI), Joshua Dawson House, Dawson Street, Dublin 2, Ireland, has managed the assets of the Fund since the Fund’s inception in May 2007. KBI is wholly-owned by Kleinwort Benson Investors Dublin Ltd., which is a wholly-owned subsidiary of Kleinwort Benson Group Ltd. KBI’s ultimate parent is RHJ International Group.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Treasa Ni Chonghaile	Equity Portfolio Management, KBI	Portfolio Manager
Colm O’Connor	Equity Portfolio Management, KBI (Jan. 2009 – present)	Portfolio Manager
Equity Analyst, Environmental Strategies, KBI (2006-2009)

Calvert Emerging Markets Equity Fund

Hermes Investment Management Limited (Hermes), Lloyds Chambers, 1 Portsoken Street, London E1 8HZ, United Kingdom, has managed the assets of the Fund since the Fund’s inception in October 2012.

Portfolio Manager	Business Experience During Last 5 Years	Role on Management Team
Gary Greenberg	July 2011 – present: Lead Portfolio Manager for Emerging Markets Team, Hermes	Lead Portfolio Manager
2010 – July 2011: Portfolio Manager for Emerging Markets Team, Hermes
2007 - 2010: Managing Partner at Silkstone Capital Management LLP
Elena Tedesco	July 2011 – present: Portfolio Manager (Eastern Europe, Middle East and Africa) for Emerging Markets Team, Hermes	Co-Portfolio Manager
2007 – June 2011: Analyst for Emerging Markets Team, Hermes

Calvert and each Fund have obtained an exemptive order from the SEC to permit Calvert and the applicable Fund, pursuant to approval by the Fund’s Board of Trustees/Directors, to enter into and materially amend contracts with the Fund’s Subadvisor, if any (that is not an “affiliated person” as defined under the Investment Company Act of 1940, as amended (the “1940 Act”)) without shareholder approval. See “Investment Advisor and Subadvisors” in the respective Fund’s SAI for further details.

ADVISORY FEES

The table below shows the aggregate annual advisory fee paid by each Fund for the most recent fiscal year as a percentage of that Fund’s average daily net assets. This figure is the total of all advisory fees (paid to Calvert) and subadvisory fees, if any, paid directly by the Fund. (Subadvisory fees paid by Calvert to a Subadvisor are reflected in the total advisory fees paid by the Fund to Calvert.) The advisory fee does not include administrative fees.

Fund	Advisory Fee
Calvert Balanced Portfolio	0.425%
Calvert Equity Portfolio	0.49	% [1]
Calvert Social Index Fund	0.20%
Calvert Large Cap Core Portfolio	0.50	% [2]
Calvert Capital Accumulation Fund	0.65%
Calvert International Equity Fund	0.75%
Calvert International Opportunities Fund	0.80%
Calvert Small Cap Fund	0.70%
Calvert Global Alternative Energy Fund	0.95%
Calvert Emerging Markets Equity Fund	0.95	% [3]

1 The contractual advisory fee is 0.50%; the Advisor voluntarily waived 0.01% in advisory fees.

2 The contractual advisory fee is 0.60%; the Advisor voluntarily waived 0.10% in advisory fees.

3 This amount represents the contractual advisory fee of 0.95%.The Fund commenced operations on October 29, 2012.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 56

A discussion regarding the basis for the approval by the Funds’ Board of Trustees/Directors of the investment advisory agreement and any applicable subadvisory agreement with respect to each Fund is available in the most recent Semi-Annual Report of the respective Fund covering the fiscal period that ends on March 31 each year.

SHAREHOLDER INFORMATION

For more information on buying and selling shares, please contact your financial professional or Calvert’s client services department at 800-368-2748.

HOW TO OPEN AN ACCOUNT

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer or through the National Securities Clearing Corporation (“NSCC”), in U.S. dollars. Each ACH funds transfer is limited to $300,000. Calvert Investment Distributors, Inc. (“CID”) is the Funds’ distributor. For more information and wire instructions, call Calvert at 800-327-2109.

Minimum to Open Fund Account: $1,000,000

Waiver for Retirement Plan Omnibus Accounts. The initial investment minimum is waived for retirement plans that trade through omnibus accounts.

The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

• the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

• the investor has agreed to make additional Class I investments within a reasonable amount of time;

• discretionary wrap programs; and

• certain omnibus accounts, such as those purchasing for a fund of funds.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but electronic funds transfers cannot be received because the banks are closed.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, each Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. A Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. ET) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Arrangements with Broker/Dealers

CID, the Funds’ distributor, may pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of a Fund and/or shares of other Funds underwritten by CID. CID may make expense reimbursements for special training of a broker/dealer’s registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CID, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale and distribution of the securities or for services to a Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 57

HOW SHARES ARE PRICED

The price of shares is based on each Fund’s NAV. The NAV is computed by adding the value of a Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding. If a Fund has more than one class of shares, the NAV of each class will be calculated separately.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). Each Fund is open for business each day the NYSE is open.

Some Funds hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. These Funds do not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Trustees/Directors and pursuant to a Fund’s valuation procedures adopted by the Board, the Advisor determines when a market quotation is not readily available or reliable for a particular security.

Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of a Fund and of the Advisor, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees/Directors. No single standard exists for determining fair value, which depends on the circumstances of each investment, but in general fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Advisor, pursuant to a Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors may change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security, and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of a Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

For assistance in making fair value determinations, the Boards of Directors of Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund and Calvert Emerging Markets Equity Fund have retained a third-party fair value pricing service, pursuant to the respective Fund’s valuation procedures and under the ultimate supervision of the Board, to quantitatively value holdings of the Fund that trade on foreign exchanges. From time to time, market moves in the U.S. subsequent to the close of those local markets but prior to the Fund’s official pricing time of 4 p.m. Eastern Time may cause those local market prices to not be representative of what a reasonable investor would pay for those securities. In the event of such market movements in excess of previously established and Board-approved thresholds, the Fund’s service providers quantitatively estimate the fair value of each affected security. The values are calculated using the service provider’s proprietary models based upon the actual market close and trailing data from various benchmarks, futures and currencies. Factors that may influence the results of this process include changes in U.S. market index values, price movements in futures contracts based on foreign markets that trade in the U.S., and changes in industry or economic sector indices.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 58

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

• The Fund name and account number.

• The amount of the transaction (in dollars or shares).

• Signatures of all owners exactly as registered on the account (for mail requests).

• Signature guarantees (if required).*

• Any supporting legal documentation that may be required.

• Any outstanding certificates representing shares to be redeemed.

* For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

Each Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/ dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

HOW TO SELL SHARES

You may redeem all or a portion of the shares from your account on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

A Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from a Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.

Each Fund reserves the right to suspend or postpone redemptions during any period when:

(a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings;

(b) the SEC has granted an order to the Fund permitting such suspension; or

(c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 59

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be made by electronic funds transfer because the banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone - call 800-368-2745

You may redeem shares from your account by telephone and have your money sent by electronic funds transfer to a bank you have previously authorized. All redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars. Each ACH funds transfer is limited to $300,000. To add instructions to permit an electronic funds transfer to be sent to an account not previously authorized you must send us those instructions in a letter that is signature guaranteed.

Written Requests

Send your written requests to: Calvert, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days).

Through your Broker/Dealer

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/ dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Redemption Fee

In its effort to detect and prevent market timing, each Fund charges a 2% redemption fee on redemptions, including exchanges, within 7 days of purchase into that Fund unless the shares are held through an intermediary that has been authorized by Fund management to apply its own redemption fee policy, as described under “Other Calvert Features/Policies -- Market Timing Policy” below. In the event of any such authorization, shareholders should contact the intermediary through which the Fund shares are held for more information on the redemption fee policy that applies to those shares, including any applicable waivers.

For those shares to which the Fund’s redemption fee policy is applicable, the redemption fee will only be waived in the following circumstances:

• Accounts of foundations, endowments, state and local governments, and those that use consultants.

• Redemption upon the death or disability of the shareholder, plan participant, or beneficiary. “Disability” means a total disability as evidenced by a determination by the U.S. Social Security Administration.

• Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Calvert retirement accounts.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 60

• The return of an excess contribution or deferral amount, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Code.

• Involuntary redemptions of accounts under procedures set forth by a Fund’s Board of Trustees/Directors.

• Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

• Redemption of shares purchased with reinvested dividends or capital gain distributions.

• Shares transferred from one retirement plan to another in the same Fund.

• Shares redeemed as part of a retirement plan termination or restructuring.

• Redemption of shares of a Fund held as a “qualified default investment alternative” in a retirement plan account in accordance with the requirements of Section 404(c)(5) of the Employee Retirement Income Security Act of 1974, as amended, and the rules and regulations promulgated under that Act (Calvert Balanced Portfolio only).

• Redemption of shares of a Fund held as a default investment option in a retirement plan.

• Exchange or redemption transactions by an account that a Fund or its Transfer Agent reasonably believes is maintained in an omnibus account by a service provider that does not have the systematic capability of assessing the redemption fee at the individual or participant account level. For this purpose, an omnibus account is a Fund account where the ownership of, or interest in, Fund shares by more than one individual or participant is held through the account and the subaccounting for such Fund account is done by the service provider, not the Fund’s Transfer Agent.

In order to determine your eligibility for a redemption fee waiver, it may be necessary to notify your broker/dealer or the Fund of the qualifying circumstances and to provide any applicable supporting documentation.

For shares held through an intermediary in an omnibus account, Calvert relies on the intermediary to assess any applicable redemption fee on underlying shareholder accounts. There are no assurances that intermediaries will properly assess the fee.

OTHER CALVERT FEATURES / POLICIES

Website

For 24-hour performance and pricing information, visit www.calvert.com.

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Telephone Transactions

You may purchase, redeem, or exchange shares, or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Funds, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that include common stock funds, tax-exempt and corporate bond funds, and money market funds; call your broker/dealer or Calvert representative for more information. We make it easy for you to purchase shares in other Calvert Funds if your investment goals change.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 61

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). You may then give exchange instructions by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert Fund, and the exchange must satisfy the minimum investment amount for that Calvert Fund.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment and not as frequent or short-term trading (“market timing”) vehicles. The Funds discourage frequent purchases and redemptions of Fund shares by Fund shareholders. Further, the Funds do not accommodate frequent purchases and redemptions of fund shares by fund shareholders. Accordingly, each Fund’s Board of Trustees/Directors has adopted policies and procedures in an effort to detect and prevent market timing in the Fund, which may require you to pay a redemption fee, as described under “How to Sell Shares - Redemption Fee” in this Prospectus. The Funds believe that market timing activity is not in the best interest of shareholders. Market timing can be disruptive to the portfolio management process and may adversely impact the ability of the Advisor and Subadvisor(s) to implement a Fund’s investment strategies. In addition, market timing can disrupt the management of a Fund and raise its expenses through: increased trading and transaction costs; forced and unplanned portfolio turnover; time-zone arbitrage for securities traded on foreign markets; and large asset swings that decrease a Fund’s ability to provide maximum investment return to all shareholders. This in turn can have an adverse effect on Fund performance. In addition to seeking to limit market timing by imposition of redemption fees, a Fund or Calvert at its discretion may reject any purchase or exchange request (purchase side only) it believes to be market timing. However, there is no guarantee that Calvert will detect or prevent market timing activity.

Shareholders may hold the shares of any Fund through a service provider, such as a broker/dealer or a retirement plan, which has adopted market timing policies that differ from the market timing policies adopted by the Fund’s Board of Trustees/Directors. In formulating their market timing policies, these service providers may or may not seek input from Calvert regarding certain aspects of their market timing policies, such as the amount of any redemption fee, the minimum holding period or the applicability of trading blocks. As a result, the market timing policies adopted by service providers may be quite dissimilar from the policies adopted by the Fund’s Board of Trustees/ Directors. The Board of Trustees/Directors of each Fund has authorized Fund management to defer to the market timing and redemption fee policies of any service provider that distributes shares of any Fund through an omnibus account if the service provider’s policies, in Fund management’s judgment, are reasonably designed to detect and deter market timing transactions. Shareholders may contact Calvert to determine if the service provider through which the shareholder holds shares of any Fund has been authorized by Fund management to apply its own market timing and redemption fee policies in lieu of the policies adopted by the Fund’s Board of Trustees/Directors. In the event of any such authorization, shareholders should contact the service provider through which the Fund shares are held for more information on the market timing policies and any redemption fees that apply to those shares.

As stated under “How to Sell Shares” in this Prospectus, a redemption fee will not be assessed on Fund shares held through an omnibus account if the service provider maintaining that account:

(i) does not have the systematic capability of assessing the redemption fee at the individual or participant account level, or

(ii) as described above, implements its own policies and procedures to detect and prevent market timing and such policies do not provide for the assessment of a redemption fee.

If a significant percentage of a Fund’s shareholder accounts are held through omnibus accounts that are not subject to a redemption fee, then the Fund would be more susceptible to the risks of market timing activity in the Fund. Even if an omnibus account is not subject to a redemption fee, if a Fund or its Transfer Agent or shareholder servicing agent suspects there is market timing activity in the account, Calvert will seek full cooperation from the service provider maintaining the account to identify the underlying participant. Calvert expects the service provider to take immediate action to stop any further market timing activity in the Fund by such participant(s) or plan, or else the Fund will be withdrawn as an investment option for that account. Calvert expects all service providers that maintain omnibus accounts to make reasonable efforts to identify and restrict the short-term trading activities of underlying participants in the Funds.

Each Fund and CID reserve the right at any time to reject or cancel any part of any purchase or exchange order (purchase side only).

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 62

Orders are canceled within one business day, and the purchase price is returned to the investor. Each Fund and CID also may modify any terms or conditions of purchase of shares of any Fund (upon prior notice) or withdraw all or any part of the offering made by this Prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Calvert that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert client services at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

Minimum Account Balance

Please maintain a balance in each of your Fund accounts of at least $1,000,000 per Fund.

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

DIVIDENDS, CAPITAL GAINS, AND TAXES

Each Fund pays dividends from its net investment income as shown below. Net investment income consists of interest income and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Calvert Balanced Portfolio	Paid quarterly
Calvert Equity Portfolio	Paid annually
Calvert Social Index Fund	Paid annually
Calvert Large Cap Core Portfolio	Paid annually
Calvert Capital Accumulation Fund	Paid annually
Calvert International Equity Fund	Paid annually
Calvert International Opportunities Fund	Paid annually
Calvert Small Cap Fund	Paid annually
Calvert Global Alternative Energy Fund	Paid annually
Calvert Emerging Markets Equity Fund	Paid annually

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 63

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV, unless you elect to have amounts of $10 or more paid to you by electronic funds transfer to a predesignated bank account. Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify a Fund in writing to change your payment options.

Buying a Dividend

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, your Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, the Funds whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Cost Basis Reporting

Effective January 1, 2012, mutual funds must report cost basis information to you and the Internal Revenue Service (“IRS”) when you sell or exchange shares acquired on or after January 1, 2012 in your non-retirement accounts. The new cost basis regulations do not affect retirement accounts, money market funds, and shares acquired before January 1, 2012. A Fund will permit shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund will use the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. For Calvert Balanced Portfolio, you will be notified to the extent, if any, that dividends reflect interest received from U.S. Government securities. Such dividends may be exempt from certain state income taxes. If you invest in an international or global Fund (Calvert International Equity Fund, Calvert International Opportunities Fund, Calvert Global Alternative Energy Fund or Calvert Emerging Markets Equity Fund), you may receive additional information regarding foreign source income and foreign taxes to assist in your calculation of foreign tax credits.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate if the individual investor meets the holding period requirement. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 64

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds’ financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Funds’ fiscal year end is September 30. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with a Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 65

CALVERT BALANCED PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$26.49	$26.22	$24.25
Income from investment operations:
Net investment income	.45	.43	.42
Net realized and unrealized gain (loss)	4.61	.23	1.93
Total from investment operations	5.06	.66	2.35
Distributions from:
Net investment income	(.36)	(.39)	(.38)
Net realized gain	—	—	—
Total distributions	(.36)	(.39)	(.38)
Total increase (decrease) in net asset value	4.70	.27	1.97
Net asset value, ending	$31.19	$26.49	$26.22

Total return*	19.16%	2.45%	9.72%
Ratios to average net assets:A
Net investment income	1.43%	1.54%	1.62%
Total expenses	.83%	1.33%	1.09%
Expenses before offsets	.70%	.72%	.72%
Net expenses	.70%	.72%	.72%
Portfolio turnover	145%	100%	75%
Net assets, ending (in thousands)	$29,601	$1,820	$1,518

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009	2008
Net asset value, beginning		$25.27	$31.64
Income from investment operations:
Net investment income		.52	.70
Net realized and unrealized gain (loss)		(1.04)	(4.75)
Total from investment operations		(.52)	(4.05)
Distributions from:
Net investment income		(.50)	(.69)
Net realized gain		***	(1.63)
Total distributions		(.50)	(2.32)
Total increase (decrease) in net asset value		(1.02)	(6.37)
Net asset value, ending		$24.25	$25.27

Total return*		(1.76%)	(13.69%)
Ratios to average net assets:A
Net investment income		2.42%	2.52%
Total expenses		.89%	.80%
Expenses before offsets		.73%	.72%
Net expenses		.72%	.72%
Portfolio turnover		57%	77%
Net assets, ending (in thousands)		$5,875	$5,905

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 66

CALVERT EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$35.22	$34.66	$31.04
Income from investment operations:
Net investment income	.16	.10	.14
Net realized and unrealized gain (loss)	7.87	.46	3.59
Total from investment operations	8.03	.56	3.73
Distributions from:
Net investment income	—	—	(.11)
Net realized gain	(1.70)	—	—
Total distributions	(1.70)	—	(.11)
Total increase (decrease) in net asset value	6.33	.56	3.62
Net asset value, ending	$41.55	$35.22	$34.66

Total return*	23.44%	1.62%	12.04%
Ratios to average net assets:A
Net investment income	.40%	.28%	.42%
Total expenses	.67%	.67%	.68%
Expenses before offsets	.66%	.67%	.68%
Net expenses	.66%	.67%	.68%
Portfolio turnover	36%	41%	39%
Net assets, ending (in thousands)	$667,246	$535,829	$198,553

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008
Net asset value, beginning		$34.58	$42.79
Income from investment operations:
Net investment income		.21	.20
Net realized and unrealized gain (loss)		(1.83)	(5.98)
Total from investment operations		(1.62)	(5.78)
Distributions from:
Net realized gain		(1.92)	(2.43)
Total distributions		(1.92)	(2.43)
Total increase (decrease) in net asset value		(3.54)	(8.21)
Net asset value, ending		$31.04	$34.58

Total return*		(2.88%)	(14.39%)
Ratios to average net assets:A
Net investment income		.79%	.49%
Total expenses		.70%	.67%
Expenses before offsets		.70%	.67%
Net expenses		.70%	.67%
Portfolio turnover		38%	51%
Net assets, ending (in thousands)		$156,430	$118,423

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 67

CALVERT SOCIAL INDEX FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$10.52	$10.65	$9.85
Income from investment operations:
Net investment income	.19	.16	.13
Net realized and unrealized gain (loss)	2.95	(.15)	.81
Total from investment operations	3.14	.01	.94
Distributions from:
Net investment income	(.18)	(.14)	(.14)
Total distributions	(.18)	(.14)	(.14)
Total increase (decrease) in net asset value	2.96	(.13)	.80
Net asset value, ending	$13.48	$10.52	$10.65

Total return*	30.11%	(.06%)	9.62%
Ratios to average net assets:A
Net investment income	1.57%	1.35%	1.32%
Total expenses	.51%	.52%	.55%
Expenses before offsets	.21%	.21%	.21%
Net expenses	.21%	.21%	.21%
Portfolio turnover	7%	8%	10%
Net assets, ending (in thousands)	$41,249	$26,741	$29,055

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008
Net asset value, beginning		$10.65	$13.92
Income from investment operations:
Net investment income		.15	.18
Net realized and unrealized gain (loss)		(.77)	(3.25)
Total from investment operations		(.62)	(3.07)
Distributions from:
Net investment income		(.18)	(.20)
Total distributions		(.18)	(.20)
Total increase (decrease) in net asset value		(.80)	(3.27)
Net asset value, ending		$9.85	$10.65

Total return*		(5.26%)	(22.34%)
Ratios to average net assets:A
Net investment income		1.88%	1.68%
Total expenses		.63%	.57%
Expenses before offsets		.21%	.22%
Net expenses		.21%	.21%
Portfolio turnover		16%	14%
Net assets, ending (in thousands)		$21,781	$21,342

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 68

CALVERT LARGE CAP CORE PORTFOLIO FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$15.45	$15.29	$13.83
Income from investment operations:
Net investment income	.24	.21	.15
Net realized and unrealized gain (loss)	3.37	.11	1.47
Total from investment operations	3.61	.32	1.62
Distributions from:
Net investment income	(.22)	(.16)	(.16)
Total distributions	(.22)	(.16)	(.16)
Total increase (decrease) in net asset value	3.39	.16	1.46
Net asset value, ending	$18.84	$15.45	$15.29

Total return*	23.57%	2.02%	11.77%
Ratios to average net assets:A
Net investment income	1.37%	1.22%	1.04%
Total expenses	.87%	.89%	.91%
Expenses before offsets	.77%	.79%	.81%
Net expenses	.77%	.79%	.81%
Portfolio turnover	48%	111%	109%
Net assets, ending (in thousands)	$43,940	$31,035	$30,524

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$15.13	$20.67
Income from investment operations:
Net investment income		.20	.24
Net realized and unrealized gain (loss)		(1.27)	(4.56)
Total from investment operations		(1.07)	(4.32)
Distributions from:
Net investment income		(.23)	(.14)
Net realized gain		—	(1.08)
Total distributions		(.23)	(1.22)
Total increase (decrease) in net asset value		(1.30)	(5.54)
Net asset value, ending		$13.83	$15.13

Total return*		(6.64%)	(22.13%)
Ratios to average net assets:A
Net investment income		1.70%	1.36%
Total expenses		.95%	.85%
Expenses before offsets		.81%	.75%
Net expenses		.81%	.74%
Portfolio turnover		111%	46%
Net assets, ending (in thousands)		$25,174	$23,364

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 69

CALVERT CAPITAL ACCUMULATION FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$27.94	$26.59	$21.89
Income from investment operations:
Net investment income (loss)	(.05)	(.06)	(.04)
Net realized and unrealized gain (loss)	8.22	1.41	4.74
Total from investment operations	8.17	1.35	4.70
Distributions from:
Net realized gain	(1.93)	—	—
Total distributions	(1.93)	—	—
Total increase (decrease) in net asset value	6.24	1.35	4.70
Net asset value, ending	$34.18	$27.94	$26.59

Total return*	30.00%	5.08%	21.47%
Ratios to average net assets:A
Net investment income (loss)	(.16%)	(.20%)	(.19%)
Total expenses	.88%	.99%	1.12%
Expenses before offsets	.86%	.86%	.86%
Net expenses	.86%	.86%	.86%
Portfolio turnover	63%	65%	87%
Net assets, ending (in thousands)	$83,181	$21,144	$7,138

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009	2008
Net asset value, beginning		$24.06	$29.16
Income from investment operations:
Net investment income		.02	**
Net realized and unrealized gain (loss)		(2.19)	(4.96)
Total from investment operations		(2.17)	(4.96)
Distributions from:
Net realized gain		—	(.41)
Total distributions		—	(.41)
Total increase (decrease) in net asset value		(2.17)	(5.10)
Net asset value, ending		$21.89	$24.06

Total return*		(9.02%)	(16.31%)
Ratios to average net assets:A
Net investment income		.10%	.01%
Total expenses		1.28%	1.18%
Expenses before offsets		.86%	.87%
Net expenses		.86%	.86%
Portfolio turnover		72%	49%
Net assets, ending (in thousands)		$3,837	$3,573

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 70

CALVERT INTERNATIONAL EQUITY FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010 (z)
Net asset value, beginning	$12.70	$14.83	$14.79
Income from investment operations:
Net investment income	.24	.26	.17
Net realized and unrealized gain (loss)	1.79	(2.30)	.11
Total from investment operations	2.03	(2.04)	.28
Distributions from:
Net investment income	(.21)	(.09)	(.24)
Net realized gain	—	—	—
Total distributions	(.21)	(.09)	(.24)
Total increase (decrease) in net asset value	1.82	(2.13)	.04
Net asset value, ending	$14.52	$12.70	$14.83

Total return*	16.16%	(13.84%)	1.91%
Ratios to average net assets:A
Net investment income	1.71%	1.74%	1.17%
Total expenses	1.09%	1.07%	1.08%
Expenses before offsets	1.06%	1.06%	1.06%
Net expenses	1.06%	1.06%	1.06%
Portfolio turnover	43%	49%	133%
Net assets, ending (in thousands)	$101,203	$89,142	$86,475

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008
Net asset value, beginning		$16.37	$27.15
Income from investment operations:
Net investment income		.22	.48
Net realized and unrealized gain (loss)		(1.29)	(8.96)
Total from investment operations		(1.07)	(8.48)
Distributions from:
Net investment income		(.48)	(.37)
Net realized gain		(.03)	(1.93)
Total distributions		(.51)	(2.30)
Total increase (decrease) in net asset value		(1.58)	(10.78)
Net asset value, ending		$14.79	$16.37

Total return*		(5.59%)	(33.84%)
Ratios to average net assets:A
Net investment income		1.80%	2.47%
Total expenses		1.08%	1.00%
Expenses before offsets		1.07%	.98%
Net expenses		1.07%	.97%
Portfolio turnover		135%	100%
Net assets, ending (in thousands)		$107,456	$118,033

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 71

CALVERT INTERNATIONAL OPPORTUNITIES FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012	2011	2010 (z)
Net asset value, beginning	$10.36	$12.17	$11.32
Income from investment operations:
Net investment income	.21	.15	.10
Net realized and unrealized gain (loss)	1.93	(1.88)	.95
Total from investment operations	2.14	(1.73)	1.05
Distributions from:
Net investment income	(.13)	(.08)	(.20)
Total distributions	(.13)	(.08)	(.20)
Total increase (decrease) in net asset value	2.01	(1.81)	.85
Net asset value, ending	$12.37	$10.36	$12.17

Total return*	20.89%	(14.32%)	9.42%
Ratios to average net assets:A
Net investment income	1.76%	1.11%	.90%
Total expenses	1.70%	1.54%	1.73%
Expenses before offsets	1.20%	1.20%	1.20%
Net expenses	1.20%	1.20%	1.20%
Portfolio turnover	56%	126%	44%
Net assets, ending (in thousands)	$8,771	$4,174	$4,190

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$11.58	$15.35
Income from investment operations:
Net investment income		.09	.25
Net realized and unrealized gain (loss)		(.14)	(4.02)
Total from investment operations		(.05)	(3.77)
Distributions from:
Net investment income		(.21)	—
Net realized gain		***	—
Total distributions		(.21)	—
Total increase (decrease) in net asset value		(.26)	(3.77)
Net asset value, ending		$11.32	$11.58

Total return*		.26%	(24.56%)
Ratios to average net assets:A
Net investment income		1.03%	1.72%
Total expenses		2.11%	2.26%
Expenses before offsets		1.21%	1.22%
Net expenses		1.21%	1.20%
Portfolio turnover		98%	29%
Net assets, ending (in thousands)		$3,712	$3,533

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 72

CALVERT SMALL CAP FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$15.80	$16.14	$14.56
Income from investment operations:
Net investment income	.35	.17	.08
Net realized and unrealized gain (loss)	4.21	(.45)	1.50
Total from investment operations	4.56	(.28)	1.58
Distributions from:
Net investment income	(.30)	(.06)	—
Total distributions	(.30)	(.06)	—
Total increase (decrease) in net asset value	4.26	(.34)	1.58
Net asset value, ending	$20.06	$15.80	$16.14

Total return*	29.11%	(1.81%)	10.85%
Ratios to average net assets:A
Net investment income	1.88%	.90%	.44%
Total expenses	1.03%	1.08%	1.16%
Expenses before offsets	.92%	.92%	.92%
Net expenses	.92%	.92%	.92%
Portfolio turnover	3%	9%	174%
Net assets, ending (in thousands)	$26,129	$17,895	$12,001

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009	2008
Net asset value, beginning		$15.94	$19.31
Income from investment operations:
Net investment income		.08	.08
Net realized and unrealized gain (loss)		(1.46)	(3.35)
Total from investment operations		(1.38)	(3.27)
Distributions from:
Net investment income		—	(.10)
Total distributions		—	(.10)
Total increase (decrease) in net asset value		(1.38)	(3.37)
Net asset value, ending		$14.56	$15.94

Total return*		(8.66%)	(17.01%)
Ratios to average net assets:A
Net investment income		.60%	.58%
Total expenses		1.16%	1.11%
Expenses before offsets		.93%	.93%
Net expenses		.92%	.92%
Portfolio turnover		61%	62%
Net assets, ending (in thousands)		$12,428	$14,450

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 73

CALVERT GLOBAL ALTERNATIVE ENERGY FUND FINANCIAL HIGHLIGHTS

		YEARS ENDED
	SEPTEMBER 30,	SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES	2012 (z)	2011 (z)	2010
Net asset value, beginning	$5.59	$8.34	$10.56
Income from investment operations:
Net investment income (loss)	.02	.17	(.02)
Net realized and unrealized gain (loss)	(.18)	(2.92)	(2.20)
Total from investment operations	(.16)	(2.75)	(2.22)
Distributions from:
Net investment income	(.24)	—	—
Total distributions	(.24)	—	—
Total increase (decrease) in net asset value	(.40)	(2.75)	(2.22)
Net asset value, ending	$5.19	$5.59	$8.34

Total return*	(2.77%)	(32.97%)	(21.02%)
Ratios to average net assets:A
Net investment income (loss)	.38%	2.00%	(.25%)
Total expenses	1.77%	1.51%	1.55%
Expenses before offsets	1.40%	1.40%	1.40%
Net expenses	1.40%	1.40%	1.40%
Portfolio turnover	52%	65%	73%
Net assets, ending (in thousands)	$725	$4,916	$9,057

		YEARS ENDED
		SEPTEMBER 30,	SEPTEMBER 30,
CLASS I SHARES		2009 (z)	2008 (z)
Net asset value, beginning		$12.40	$16.37
Income from investment operations:
Net investment income (loss)		.02	(.09)
Net realized and unrealized gain (loss)		(1.86)	(3.88)
Total from investment operations		(1.84)	(3.97)
Total increase (decrease) in net asset value		(1.84)	(3.97)
Net asset value, ending		$10.56	$12.40

Total return*		(14.84%)	(24.25%)
Ratios to average net assets:A
Net investment income (loss)		.23%	(.53%)
Total expenses		1.55%	1.76%
Expenses before offsets		1.40%	1.41%
Net expenses		1.40%	1.40%
Portfolio turnover		61%	54%
Net assets, ending (in thousands)		$10,658	$5,824

See notes to financial highlights.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 74

NOTES TO FINANCIAL HIGHLIGHTS

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to deductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.

* Total return is not annualized for periods less than one year and does not reflect deduction of any front-end or deferred sales charge.

** Less than $0.01 per share.

*** Distribution was less than $0.01 per share.

(z) Per share figures are calculated using the Average Shares Method.

CALVERT EQUITY FUNDS PROSPECTUS CLASS I 75

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To Open an Account:
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PRINCIPAL UNDERWRITER
Calvert Investment Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In each Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund, including a description of each Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for each Fund is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Investments, Inc.
4550 Montgomery Ave.
Suite 1000N
Bethesda, MD 20814
Telephone: 1-800-327-2109

Each Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on Calvert’s website at the following Internet address:

www.calvert.com

You can review and copy information about a Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Funds are available on the EDGAR database on the SEC’s Internet site at http://www.sec. gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

Investment Company Act file:

No. 811-03334 Calvert Social Investment Fund (Calvert Balanced Portfolio, Calvert Equity Portfolio and Calvert Large Cap Core Portfolio)

No. 811- 06563 Calvert World Values Fund, Inc. (Calvert International Equity Fund, Calvert Capital Accumulation Fund, Calvert International Opportunities Fund and Calvert Emerging Markets Equity Fund)

No. 811-09877 Calvert Social Index Series, Inc. (Calvert Social Index Fund)

No. 811-10045 Calvert Impact Fund, Inc. (Calvert Small Cap Fund and Calvert Global Alternative Energy Fund)

Printed on recycled paper using soy inks

Calvert Signature Strategies®	Calvert Investments®
Calvert Solution Strategies®

CALVERT IMPACT FUND, INC.

Calvert Small Cap Fund

Calvert Global Alternative Energy Fund

Calvert Global Water Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

January 31, 2013

Class (Ticker)
Calvert Small Cap Fund	A (CCVAX)	B (CSCBX)	C (CSCCX)	I (CSVIX)
Calvert Global Alternative Energy Fund	A (CGAEX)		C (CGACX)	I (CAEIX)	Y (CGAYX)
Calvert Global Water Fund	A (CFWAX)		C (CFWCX)		Y (CFWYX)

New Account Information:	(800) 368-2748 (301) 951-4820	Client Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

                This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the SAI in conjunction with the applicable Fund's (collectively referred to as the "Funds") Prospectus dated January 31, 2013.  Each Fund’s audited financial statements included in the most recent Annual Report to Shareholders are expressly incorporated by reference and made a part of this SAI.  Each Fund’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the respective Fund at the above address, calling the Fund at 800-368-2745, or visiting our website at www.calvert.com.

TABLE OF CONTENTS
Supplemental Information on Principal Investment Policies and Risks	2
Non-Principal Investment Policies and Risks	4
Additional Risk Disclosure	15
Investment Restrictions	16
Dividends, Distributions, and Taxes	18
Net Asset Value	19
Calculation of Total Return	20
Purchase and Redemption of Shares	23
Directors and Officers	23
Investment Advisor and Subadvisor	30
Portfolio Manager Disclosure	31
Administrative Services Agent	35
Method of Distribution	36
Transfer and Shareholder Servicing Agents	38
Portfolio Transactions	39
Portfolio Holdings Disclosure	40
Personal Securities Transactions	42
Proxy Voting Disclosure	43
Process for Delivering Shareholder Communications to the Board of Directors	43
Independent Registered Public Accounting Firm and Custodian	43
General Information	43
Control Persons and Principal Holders of Securities	44
Fund Service Providers	47
Appendix A -- Proxy Voting Guidelines
Appendix B – Corporate Bond and Commercial Paper Ratings

SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

The following supplemental discussion of principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Small-Cap Issuers

                The securities of small-cap issuers may be less actively traded than the securities of larger-cap issuers, may trade in a more limited volume, and may change in value more abruptly than securities of larger more established companies.

                Information concerning these securities may not be readily available so the securities’ issuers may be less actively followed by stock analysts. Small-cap issuers do not usually participate in market rallies to the same extent as more widely known securities, and they tend to have a relatively higher percentage of insider ownership.

                Investing in smaller, new issuers generally involves greater risk than investing in larger, more established issuers. Small-cap issuers may have limited product lines, markets, or financial resources and may lack management depth. The securities in such companies may also have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

                The small-cap issuers in which a Fund invests may include some micro-cap securities.  The prices of micro-cap securities are generally even more volatile and their markets are even less liquid relative to small-cap, mid-cap and large-cap securities.  Micro-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.  Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds that do not invest in micro-cap securities.

                                                                                                  2

Mid-Cap Issuers (Applies to Global Alternative Energy and Global Water)

                The securities of mid-cap issuers often have greater price volatility, lower trading volume, and less liquidity than the securities of larger, more established companies.  Investing in mid-cap issuers generally involves greater risk than investing in larger, established issuers. These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources and less competitive strength than larger companies.

Concentration Risk (Applies to Global Alternative Energy and Global Water)

Global Alternative Energy will concentrate its investments (that is, invest more than 25% of its total assets) in the alternative energy industry.  Alternative energy includes, but is not limited to, renewable energy (such as solar, wind, geothermal, biofuel, hydrogen, biomass and other renewable energy sources that may be developed in the future), technologies that enable these sources to be tapped, and services or technologies that conserve or enable more efficient use of energy.  The Fund’s concentration in alternative energy companies may present more risks than would be the case with funds that invest more broadly in numerous industries and sectors of the economy. A downturn in alternative energy companies would have a larger impact on the Fund than on a fund that does not concentrate in this sector. Alternative energy companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant energy sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Alternative energy companies also can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of alternative energy companies will lag the performance of securities of companies in other sectors or the broader market as a whole.

Global Water will concentrate its investments (that is, invest more than 25% of its total assets) in the water industry. The water-related resource sectors and companies will include: water treatment, engineering, filtration, environmental controls, water related equipment, water and wastewater services, and water utilities. Technologies, services and products that these companies may be involved in, can include, but are limited to: water distribution, water infrastructure and equipment, construction and engineering, environmental control and metering, and services or technologies that conserve or enable more efficient use of water. The Fund’s concentration in water-related sector companies may present more risks than would be the case with funds that invest more broadly in numerous industries and sectors of the economy. A downturn in water-related sector companies would have a larger impact on the Fund than on a fund that does not concentrate in this sector. Water-related resource sector companies can be significantly affected by the supply of and demand for specific products and services, the supply and demand for relevant water sources, the price of those sources, capital investment, government regulation, world events and economic conditions. Water-related resource sector companies also can be significantly affected by events relating to international political developments, energy conservation, commodity prices, and tax and government regulations. From time to time, the performance of securities of water-related resource sector companies will lag the performance of securities of companies in other sectors or the broader market as a whole.

Foreign Securities

                Investments in foreign securities may present risks not typically involved in domestic investments. The Funds may purchase foreign securities directly on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar. Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  The Funds may also invest in American Depositary Receipts ("ADRs") and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts ("GDRs").  ADRs are United States (“U.S.”) dollar-denominated and traded in the United States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials.  With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers' stock, the Funds may possibly avoid some currency and some liquidity risks. However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations.  The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar-denominated.

                Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Funds change investments from one country to another or convert foreign securities holdings into U.S. dollars.

                                                                                                  3

                U. S. Government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U. S. investors. In addition, foreign countries may impose withholding and taxes on dividends and interest.

Emerging Market Securities (Applies to Global Alternative Energy and Global Water)  Global Alternative Energy and Global Water define an emerging market as any country (other than the United States or Canada) that is not included in the Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East ("EAFE")(Standard) Index. Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries. These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on a Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets. Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of or reverse the liberalization of foreign investment policies now occurring and adversely affect existing investment opportunities. Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. Custodial services and other investment-related costs are often more expensive in emerging market countries, which can reduce a Fund’s income from investments in securities or debt instruments of emerging market country issuers. Lastly, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Issuer Non-Diversification Risk (Applies to Global Alternative Energy and Global water)

Each Fund is non-diversified and may focus its investments on a small number of issuers. A fund that is "non-diversified" may invest a greater percentage of its assets in the securities of a single issuer than a fund that is "diversified." A fund that invests in a relatively small number of issuers is more susceptible to risks associated with a single economic, political, or regulatory occurrence than a more diversified fund might be. Some of those issuers might also present substantial credit, interest rate or other risks.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

The following discussion of non-principal investment policies and risks applies to each of the Funds, unless otherwise noted.

Emerging Market Securities (Applies to Small Cap)

                See "Emerging Market Securities" under "Foreign Securities" in "Supplemental Information on Principal Investment Policies and Risks" above.

Participatory Notes (Applies to Global Alternative Energy and Global Water)

Each Fund may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”).  For instance, a Fund may purchase P-notes while it is awaiting approval from a foreign exchange to trade securities directly in that market as well as to invest in foreign markets that restrict foreign investors, such as the Fund, from investing directly in individual securities traded on that exchange. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying equity security. P-notes involve transaction costs.  An investment in a P-note involves additional risks beyond the risks normally associated with a direct investment in the underlying security and the P-note’s performance may differ from the underlying security’s performance. While the holder of a P-note is entitled to receive from the broker-dealer or bank any dividends paid by the underlying security, the holder is not entitled to the same rights (e.g., voting rights) as an owner of the underlying stock. P-notes are considered general unsecured contractual obligations of the banks or broker-dealers that issue them as the counterparty. As such, a Fund must rely on the creditworthiness of the counterparty for its investment returns on the P-notes and would have no rights against the issuer of the underlying security. Additionally, issuers of P-notes and the calculation agent may have broad authority to control the foreign exchange rates related to the P-notes and discretion to adjust a P-note’s terms in response to certain events. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security. P-notes may be considered illiquid and, therefore, P-notes considered illiquid will be subject to the Fund’s percentage limitation for investments in illiquid securities.

                                                                                                  4

Forward Foreign Currency Contracts

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Funds  may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Funds  as measured in U. S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Funds  will conduct their  foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies. Global Alternative Energy and  Global Water may also use foreign currency options and futures.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded both in the interbank market conducted directly between currency traders (usually large commercial banks) and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

                The Funds  may enter into forward foreign currency contracts for two reasons. First, a Fund may desire to preserve the U. S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U. S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

                Second, a Fund may have exposure to a particular foreign currency from the Fund's portfolio securities and the Advisor and/or Subadvisor may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, Global Alternative Energy and  Global Water may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund's benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio’s  securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movements is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to limit the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase. Small Cap does  not intend to enter into such forward contracts under this circumstance on a regular or continuous basis.

Short-Term Instruments

                Each Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons.  Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Advisor or Subadvisor, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.  Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

                                                                                                  5

Temporary Defensive Positions

For temporary defensive purposes – which may include a lack of adequate purchase candidates or an unfavorable market environment - the Funds may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker's acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Funds’ investments in temporary defensive positions are generally not  insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

Small Cap may invest in money market instruments of banks, whether foreign or domestic, including obligations of U.S. branches of foreign banks ("Yankee" instruments) and obligations of foreign branches of U.S. banks ("Eurodollar" instruments). All such instruments must be high-quality, U.S. dollar-denominated obligations. Although not subject to foreign currency risk since they are U.S. dollar-denominated, investments in foreign money market instruments may involve risks that are different than investments in securities of U.S. issuers. See "Foreign Securities" in "Supplemental Information on Principal Investment Policies and Risks" above.

Repurchase Agreements

                Each of the Funds  may invest up to 10% of its net assets in repurchase agreements, except that investments in repurchase agreements may exceed this limit for temporary defensive purposes. Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase the security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  A Fund engages in repurchase agreements in order to earn a higher rate of return than it  could earn simply by investing in the obligation which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Funds  will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor  under the direction and supervision of the Funds’ Board of Directors.  In addition, the Funds  will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year.  Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

                Each of the Funds may invest up to 10% of its net assets in reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. A Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. A Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Funds do not intend to borrow for leverage purposes. The Funds will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

                During the time a reverse repurchase agreement is outstanding, the Fund will maintain, in a segregated custodial account, an amount of cash, U.S. Government securities, or other liquid, high-quality debt securities at least equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

                A Fund’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreement, the Fund may have been better off had it not entered into the agreement. However, the Funds will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by each Fund's Board of Directors.

                                                                                                  6

High Social Impact Investments

                The High Social Impact Investments program targets a percentage of a Fund's assets to directly support the growth of community-based organizations for the purposes of promoting business creation, housing development and economic and social development of urban and rural communities. These investments may be either debt or equity investments and are illiquid. High Social Impact debt investments are unrated and are deemed by the Advisor to be the equivalent of below-investment grade high-yield debt securities - that is, lower quality debt securities (generally those rated BB+ or lower by Standard & Poor's Ratings Services ("S&P") or Ba1 or lower by Moody's Investors Service, Inc. ("Moody's"),  known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  Rather than earning a higher rate, as would be expected to compensate for the higher risk (i.e., lower credit quality), they earn a rate of return that is lower than the then-prevailing market rate. There is no secondary market for these securities.

                The Funds may make their High Social Impact Investments through direct investments, or through intermediaries, such as through the purchase of notes issued by the Calvert Social Investment Foundation, a non-profit organization, legally distinct from the Funds and Calvert Investments, Inc., organized as a charitable and educational foundation for the purpose of increasing public awareness and knowledge of the concept of socially responsible investing. The Foundation prepares its own careful credit analysis to attempt to identify those community development issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

The Funds may make direct High Social Impact Investments through the Special Equities program described below in this “Non-Principal Policies and Risks” section; such investments are referred to as Social Enterprise investments.

Limited Partnerships

The Funds may invest in limited partnerships, primarily through the Special Equities program described below in this “Non-Principal Policies and Risks” section.  Investments in limited partnerships pose special investment risks.  A limited partnership is generally taxed as a pass-through entity; i.e., the income and expenses of the partnership are not taxed at the partnership level but are passed through to its limited partners, such as the Funds, who include their pro rata share of the partnership’s income and expenses in their own taxes.  This pass-through may potentially cause non-compliance by the Funds with certain tax laws and regulations to which the Funds are subject, and subject them to penalties under the tax laws, including possible loss of their own pass-through treatment under Subchapter M of the Internal Revenue Code of 1986.  The term of a limited partnership is generally 10 years or more. Limited partnership units are illiquid and subject to contractual transfer restrictions; thus a Fund will generally not be able to sell an investment in a limited partnership but will be required to hold it for the entire term of the partnership.  Certain decisions that could adversely affect the Funds, such as whether the limited partnership should be allowed to borrow money, may be made by a majority in interest of the limited partners.  A Fund also bears indirectly its proportionate share of the limited partnership’s management fee and operating expenses. When a Fund makes an investment in a limited partnership, it signs a subscription agreement committing it to a certain investment amount; this amount is generally not paid all at once, but rather drawn down over time by the partnership’s general partner as investment opportunities present themselves.  As a result, a Fund must set aside sufficient assets to be able to fund any future capital calls. Limited partnerships have relatively concentrated holdings; as a consequence, the return on a partnership may be adversely impacted by the poor performance of a small number of investments, especially if the partnership needs to mark down the valuation of one or more of its holdings.

Securities with Equity and  Debt Characteristics

The Funds may invest in securities that have a combination of equity and debt characteristics, through the Special Equities program described below in this “Non-Principal Policies and Risks” section. These securities may at times behave more like equity than debt or vice versa.  Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stock or other securities at a stated conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price.  These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, as well as changes in the credit quality of the issuer.

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Special Equities Investments

The Special Equities program allows a Fund to promote especially promising approaches to sustainable and responsible investment goals through privately placed investments. As stated in the Prospectus, the Special Equities Committee identifies, evaluates and selects Special Equities investments.

The Special Equities program, while generally comprising a small percentage of any participating Fund’s assets, invests in many investments that involve relatively high risks. These include foreign securities, below-investment grade, high-yield debt securities, emerging market securities, real estate investment trusts, small-cap issuers, limited partnerships, and securities with equity and debt characteristics, among others. See “Small-Cap Issuers”, “Foreign Securities” and “Emerging Market Securities” under “Foreign Securities” in “Supplemental Information on Principal Investment Policies and Risks” above, and  “Limited Partnerships”, “Securities with Equity and Debt Characteristics”, “Below-Investment Grade, High-Yield Debt Securities”,  “Illiquid Securities”, and “Real Estate Investment Trusts” in this section on Non-Principal Investment Policies and Risks.  Funds participating in the Special Equities program may also invest in unsecured debt, which does not have the benefits of a secured creditor in the event of bankruptcy.  A Special Equities investment may lose its entire value if the business enterprise does not succeed.  Because of their illiquid nature and contractual transfer restrictions, Special Equities investments may not be easily sold or transferred.

Each Fund has retained independent consultants to provide investment research and other research-related services with respect to the Special Equities program.

The Funds have not yet commenced investing in this program.

Below-Investment Grade High-Yield Debt Securities

                Below investment grade, high-yield debt securities are lower quality debt securities (generally those rated BB+ or lower by S&P or Ba1 or lower by Moody's, known as "junk bonds"). These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix B for a description of the ratings.)  A Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization ("NRSRO"), or is an unrated security of comparable quality or determined by the Advisor or Subadvisor. Below-investment grade, high-yield debt securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

                The quality limitation set forth in a Fund's investment policy is determined immediately after the Fund's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Warrants

The Funds may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to perpetual. However, most warrants have expiration dates after which they are worthless.  Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Exchange-Traded Funds ("ETFs")

                ETFs are shares of other investment companies that can be traded in the secondary market (e.g.,  on an exchange) and whose underlying assets are generally stocks selected to track a particular index. Therefore, an ETF can track the performance of an index in much the same way as a traditional indexed mutual fund. But unlike many traditional investment companies, which are only bought and sold at closing net asset values, ETFs are tradable in the secondary market on an intra-day basis, and are redeemed principally in-kind at each day's next calculated net asset value.  Although there can be no guarantee that an ETF’s intra-day price changes will accurately track the price changes of the related index, ETFs benefit from an in-kind redemption mechanism that is designed to protect ongoing shareholders from adverse effects on the ETFs that could arise from frequent cash creation and redemption transactions. Moreover, in contrast to conventional indexed mutual funds where redemptions can have an adverse tax impact on shareholders because of the need to sell portfolio securities (which sales may generate taxable gains), the in-kind redemption mechanism of the ETFs generally will not lead to a taxable event for the ETF or its ongoing shareholders.

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A Fund may purchase shares of ETFs for the limited purpose of managing the Fund’s cash position consistent with the Fund's applicable benchmark.  For example, an ETF may be purchased if the Fund has excess cash and it may be held until the Advisor and/or Subadvisor decides to make other permissible investments.  Similarly, if the Fund should receive a large redemption request, the Fund could sell some or all of an ETF position to lessen the exposure to the market.  The sustainable and socially responsible investment criteria of any Fund will not apply to an investment in an ETF or to any of the individual underlying securities held by the ETF.  Accordingly, a Fund could have indirect exposure to a company that does not meet the Fund’s sustainable and socially responsible investment criteria and that could therefore not be purchased directly by the Fund.  ETF investments, however, (i) will not constitute a direct ownership interest in any security that does not meet applicable sustainable and socially responsible investment criteria, (ii) will be limited to the amount of net cash available, which, in general, is not expected to be a material portion of the Fund and (iii) will be used principally to help reduce deviations from the Fund’s benchmark.

Some of the risks of investing in ETFs are similar to those of investing in an indexed mutual fund, including (i) market risk (the risk of fluctuating stock prices in general), (ii) asset class risk (the risk of fluctuating prices of the stocks represented in the ETF's index), (iii) tracking error risk (the risk of errors in matching the ETF's underlying assets to the index), (iv) industry concentration risk (the risk of the stocks in a particular index being concentrated in an industry performing poorly relative to other stocks) and (v) the risk that since an ETF is not actively managed it cannot sell poorly performing stocks as long as they are represented in the index. In addition, ETFs may trade at a discount from their net asset value, and because ETFs operate as open-end investment companies or unit investment trusts, they incur fees that are separate from the fees incurred directly by the Funds.  Therefore, a Fund's purchase of an ETF results in the layering of expenses, such that Fund shareholders indirectly bear a proportionate share of any operating expenses of the ETF.

Illiquid Securities

Each Fund may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities.  The Advisor will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and a Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, a Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Advisor the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by a Fund’s Board.

Derivatives

A Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. A Fund can use these practices either as a substitute for alternative permissible investments or as protection against a move that has an adverse effect on the Fund's portfolio securities. If the Advisor and/or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.

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Options and Futures Contracts

                Each Fund may purchase put and call options and write covered call options and secured put options on securities which meet the applicable Fund’s sustainable and socially responsible criteria, and may employ a variety of option combination strategies.  Each Fund may also engage in the purchase and sale of futures contracts, foreign currency futures contracts and interest rate futures contracts.  In addition, each Fund may write covered call options and secured put options on such futures contracts.  Each Fund’s use of options and futures is described more fully below.

                The Funds may engage in such transactions only for hedging purposes, including hedging of a Fund’s cash position. They may not engage in such transactions for the purposes of speculation or leverage.  Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

                Options are typical classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date and European-style options may be exercised on the expiration date. Option contracts traded on future exchanges are mainly American-style, and options traded over the counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss.  Alternatively, the holder of an option can exercise an option that is in-the-money for a gain.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

                Other principal factors that affect the market value of an option include supply and demand, interest rates, the current market price and the price volatility of the underlying security.

Purchasing Options.  A Fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at any time during the life of the option at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Fund may only buy call options to hedge its available cash balance, to limit the risk of a substantial increase in the market price of a security which a Fund intends to purchase, or to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  A Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

                Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases. However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  A Fund may purchase put options to protect its portfolio securities against the risk of declining prices or to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

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Writing Options.   Each of the Funds may write certain types of options.  Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security at any time during the life of the option and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless).  Accordingly, the Funds may only write covered call options and secured put options, which mitigate these substantial risks.   A call option is deemed “covered” if the Fund owns the security.  A put option is deemed “secured” if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.   A Fund that writes a call option on a security will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund's ability to benefit from an increase in the price of the security above the exercise price.

Each of the Funds may write covered call options on securities.  This means that so long as a Fund is obligated as the writer of a call option, the Fund will own the underlying security.  A Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forego future appreciation of the securities covered by the option. A Fund's turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When a Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.   A Fund that writes a put option on a security will receive the option premium (less any commission), which effectively reduces the Fund's acquisition cost for that security.  A Fund that is contemplating an investment in a security but that is uncertain about its near-term price trajectory could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

A Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets.  When a Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Foreign Currency Options. Global Alternative Energy and  Global Water may invest in foreign currency options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

                A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect this Fund against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if the Fund held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

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                The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options.   A Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers which meet the Fund's sustainable and socially responsible criteria and on foreign currencies.  Options exchanges may provide liquidity in the secondary market. Although these Funds intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Funds from closing an options position, which could impair the Funds' ability to hedge effectively. The inability to close out a written option position may have an adverse effect on a Fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Over-the-Counter ("OTC") Options. Global Alternative Energy may invest in OTC options.  OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of non-performance by the dealer. OTC options are available for a greater variety of securities and foreign currencies, and in a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from a market maker.

                A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, this Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which it originally wrote the option. If the Fund has written a covered call option and is unable to effect a closing transaction, it cannot sell the underlying security or foreign currency until the option expires or the option is exercised. Therefore, the writer of a covered OTC call option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, the writer of a secured OTC put option may be unable to sell the segregated securities that secure the put to raise cash for other investment purposes so long as it is obligated as a put writer. Similarly, a purchaser of an OTC put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

                The information provided above under “Purchasing Options” and “Writing Options” is applicable to OTC options.

Futures Transactions. Each Fund may purchase and sell futures contracts, but only when, in the judgment of the Advisor and/or Subadvisor, such a position acts as a hedge.  The Funds may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

Futures contracts are designed by boards of trade which are designated "contracts markets" by the Community Futures Trading Commission ("CFTC"). Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

                A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, a Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

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                The Funds can use these practices only for hedging purposes and not for speculation or leverage. If the Advisor and/or Subadvisor judge market conditions incorrectly or employ a strategy that does not correlate well with a Fund's investments, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

                Options on Futures Contracts.    Each Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  These Funds may also enter into closing transactions with respect to such options to terminate an existing position.

Each Fund may only invest in options on futures contracts to hedge its portfolio securities or its available cash balance and not for speculation or leverage purposes.

                The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Regulatory Limitations. The Advisor to the Funds has claimed an exclusion from the CFTC’s definition of “commodity pool operator.” Under the relevant CFTC rule, the Advisor can claim an exclusion with respect to a Fund if the Fund, among other things, limits its use of certain derivatives, such as futures, certain options, and swaps.  Under the rule, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC) the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). If a Fund’s use of futures contracts does not comply with these limits, then the Advisor and/or the Subadvisor would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s commodity pool operator or commodity trading adviser, respectively, and the Fund would be subject to regulation under the Commodity Exchange Act. A Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

The Funds generally intend to engage in transactions in futures contracts and options thereon only for hedging, risk management, and other permissible purposes in accordance with the rules and regulations of the CFTC or other regulatory authorities.

In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by a Fund, an amount of cash, U.S. Government securities or other liquid securities, equal to the notional value of the futures contracts and options thereon (less any related margin deposits), will be segregated by the Funds’ custodian to cover the position, or alternative cover will be employed, thereby ensuring that the use of such futures contracts and options is unleveraged.

Foreign Currency Futures Transactions. Global Alternative Energy may use foreign currency futures contracts and options on such futures contracts.  See also “Foreign Currency Options” above.  Through the purchase or sale of these contracts and options, this Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost. See "Forward Foreign Currency Contracts" in this section on Non-Principal Investment Policies and Risks.

                Unlike forward foreign currency contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency contracts although actual liquidity and costs will vary based on the particular currency and market conditions at the time of the transaction.

Additional Risks of Options and Futures Contracts.  If a Fund has sold futures or takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts or options which it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract or option may move more than or less than the price of the securities being hedged. Where a Fund has sold futures or taken options positions to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts or options and also experience a decline in the value of its portfolio securities.

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                The Funds can close out futures positions and options on futures in the secondary market only on an exchange or board of trade or with an OTC market maker. Although the Funds intend to purchase or sell only such futures, and purchase or write such options, for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract or option at any particular time. This might prevent the Funds from closing a futures position or an option on a futures contract, which could require a Fund to make daily margin payments in the event of adverse price movements. If a Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

                Although some of the securities underlying an index future contract, an option on an index future contract or an option on an index may not necessarily meet the Fund's sustainable and socially responsible criteria, any such hedge position taken by the Fund will not constitute a direct ownership interest in the underlying securities.

Lending Portfolio Securities (Applies to Global Alternative Energy and Global Water)

Global Alternative Energy and Global Water may lend portfolio securities to member firms of the New York Stock Exchange and commercial banks with assets of one billion dollars or more, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets. However, neither Fund currently intends to lend its portfolio securities.

Any such loans must be secured continuously in the form of cash or cash equivalents such as U.S. Treasury bills. The amount of the collateral must on a current basis equal or exceed the market value of the loaned securities, and a Fund must be able to terminate any such loan upon notice at any time. A Fund will exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including sustainability and social responsibility matters.

The advantage of a securities loan is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral which may be invested in accordance with the Fund's investment objective, policies and restrictions.

                Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Fund will make loans of its portfolio securities only to those firms the Advisor and/or Subadvisor deems creditworthy and only on terms the Advisor and/or Subadvisor believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. A Fund will recognize any gain or loss in the market value of the securities during the loan period. A Fund may pay reasonable custodial fees in connection with the loan.

Leverage (Applies to Global Alternative Energy and Global Water)

To the extent that Global Alternative Energy or Global Water makes purchases of securities where borrowing exceeds 5% of the Fund’s respective total assets, the Fund may engage in transactions which create leverage.  However, neither Fund currently intends to engage in such transactions.

In leveraged transactions, borrowing magnifies the potential for gain or loss on a Fund’s portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund’s net asset value ("NAV").

                Any use of leverage by a Fund is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if a Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used.  The Subadvisor may determine to maintain a Fund's leveraged position if it expects that the long-term benefits to the Fund's shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

•          fluctuations in interest rates on borrowings and short-term debt; and

•          the potential for a decline in the value of an investment acquired with borrowed funds, while a Fund's obligations under such borrowing remain fixed.  If interest rates rise or if a Fund otherwise incurs losses on its investments, the Fund's NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  A Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in a Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund's ability to pay dividends and distributions on its shares in certain instances.  A Fund may also be required to pledge its assets to lenders in connection with certain types of borrowing.  The Advisor does not anticipate that these covenants or restrictions will adversely affect the Subadvisor's ability to manage a Fund's portfolio in accordance with the Fund's investment objective and policies.  These covenants or restrictions may also force the Fund to liquidate investments at times and at prices that are not favorable to the Fund, or to forego investments that the Advisor otherwise views as favorable.

                                                                                                 14

To reduce its borrowings, a Fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a fund expense that it would not otherwise incur, a Fund may have less net investment income during periods when its borrowings are substantial.  The interest paid by a Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, a Fund will limit its borrowings as described in the “Investment Restrictions” section below.

Real Estate Investment Trusts

The Funds may make investments related to real estate, including real estate investment trusts ("REITs").  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REIT, while mortgage REITs, which make construction, development, and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended.  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by their shareholders.

Charitable Contributions

On occasion, each Fund may make de minimus charitable contributions to groups intended to further the Fund's sustainable and socially responsible investment purpose, including but not limited to educating investors about sustainable and socially responsible investing.

ADDITIONAL RISK DISCLOSURE

The global markets have continued to experience significant disruptions, including increased volatility, short-selling and an overall loss of investor confidence. These disruptions have impacted the liquidity and volatility of securities generally, including securities in which the Funds may invest.  While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Funds may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Funds could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

In light of current conditions in the U.S. and global financial markets and the U.S. and global economy, legislators, the presidential administration and regulators have increased their focus on the regulation of the financial services industry. Federal, state, and other governments, their regulatory agencies, or self-regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

                                                                                                 15

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

                Each Fund, except as otherwise indicated below, has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the affected Fund as defined under the Investment Company Act of 1940, as amended (the “1940 Act”).

(1)   Small Cap may not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

(2)   No Fund may concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby); provided that Global Alternative Energy will invest more than 25% of its total assets in the alternative energy industry; and provided that Global Water will invest more than 25% of its total assets in the water industry.

(3)   No Fund may issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of a  Fund's total assets (including the amount borrowed).

(4)   No  Fund may underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

(5)   No  Fund may invest directly in commodities or real estate, although Small Cap may invest in financial futures, and a Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages.

(6)   No  Fund may lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission ("SEC") staff, "concentrate" means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries.

A Fund may invest up to 10% of its net assets in reverse repurchase agreements.

Under current law a Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

Nonfundamental Investment Restrictions

                The Board of Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

Small Cap:

 (1)  Under normal circumstances, the Fund will invest at least 80% of its net assets in small cap companies.

(2)   The Fund may not purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions.

(3)   The Fund may not make short sales of securities or maintain a short position if such sales or positions exceed 20% of total assets under management.

(4)   The Fund may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

                                                                                                 16

(5)   The Fund may not invest in options or futures on individual commodities if the aggregate initial margins and premiums required to establish such positions exceed 2% of the Fund's net assets.

(6)   The Fund may not invest more than 5% of the value of its net assets in warrants (included in that amount, but not to exceed 2% of the value of the Fund's net assets, may be warrants which are not listed on the New York Stock Exchange or the NYSE Alternext).

(7)   The Fund may not purchase illiquid securities if more than 15% of the Fund's net assets would be invested in such securities.

(8)   The Fund may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Fund's total assets. The Fund will not make any purchases of securities if borrowing exceeds 5% of its total assets.

(9)   The Fund may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(10) The Fund may not purchase the obligations of foreign issuers, if as a result, foreign securities would exceed 25% of the value of the Fund's net assets.

(11) The Fund may not purchase or retain securities issued by companies for the purpose of exercising control.

(12) With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

Note that with respect to the investment restriction on short sales, the Fund has no current intention of making short sales or maintaining short positions.

Global Alternative Energy and Global Water:

(1)     The Fund will invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies whose main business is alternative energy or that are significantly involved in the alternative energy sector. (Global Alternative Energy only)

(2)     The Fund will invest, under normal circumstances, at least 80% of its net assets (including borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies whose main business is in the water sector or are significantly involved in water related services or technologies. (Global Water only)

(3)     The Funds may not enter into reverse repurchase agreements if the aggregate proceeds from outstanding reverse repurchase agreements, when added to other outstanding borrowings permitted by the 1940 Act, would exceed 33 1/3% of the Funds’ respective total assets. The Funds will not make any purchases of securities if borrowing exceeds 5% of total assets of the applicable Fund.

(4)     The Funds may not invest more than 15% of their respective net assets in illiquid securities. The Funds may buy and sell securities outside the U.S. that are not registered with the Securities and Exchange Commission or marketable in the U.S.

(5)     The Funds may not make short sales of securities or purchase any securities on margin except as provided with respect to options, futures contracts, and options on future contracts.

(6)     The Funds may not enter into a futures contract or an option on a futures contract if the aggregate initial margins and premiums required to establish these positions would exceed 5% of the Fund's net assets.

(7)     The Funds may not purchase a put or call option on a security (including a straddle or spread) if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, would exceed 5% of the Fund's total assets.

(8)     The Funds may not write, purchase or sell puts, calls or combinations thereof except that the Funds may (a) write exchange-traded covered call options on portfolio securities and enter into closing purchase transactions with respect to such options, and a Fund may write exchange-traded covered call options on foreign currencies and secured put options on securities and foreign currencies and write covered call and secured put options on securities and foreign currencies traded over the counter, and enter into closing purchase transactions with respect to such options, and (b) purchase exchange-traded call options and put options and purchase call and put options traded over the counter, provided  that the premiums on all outstanding call and put options do not exceed 5% of its total assets, and enter into closing sale transactions with respect to such options.

                                                                                                 17

(9)     With respect to Fundamental Investment Restriction (3) regarding borrowing, in order to secure any permitted borrowings and reverse repurchase agreements, a Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund's total assets.

(10)  The Funds may not purchase or retain securities issued by companies for the purpose of exercising control.

With respect to each Fund, except for the liquidity and borrowing restrictions, any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and results therefrom.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

                The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders. Distributions of realized net capital gains, if any, are normally paid once a year; however, the Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired. Utilization of these capital loss carryforwards may be subject to annual limitations under section 382 of the Code.

 As of September 30, 2012, capital loss carryforwards were as follows:

Small Cap	$12,561,454
Global Alternative Energy	$190,506,777
Global Water	$0

                Generally, dividends (including short-term capital gains) and distributions are taxable to the shareholder in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared.

                The Funds are required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Funds are notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

                In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring in the Funds: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund's identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.

                Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a state within the U.S., the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S.-registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

                Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers. Corporate taxpayers requiring this information may contact Calvert.  In addition, for individual investors who meet certain holding period requirements, some dividends may be identified as “qualified dividend income” and be eligible for the reduced federal tax rate.

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                If Global Alternative Energy or Global Water has more than 50% of its total assets invested in foreign securities at fiscal year end, then that Fund is eligible to pass through any applicable foreign tax credits to its shareholders under Section 853 of the Code.

net asset value

                The public offering price of the shares of each Fund is the respective net asset value per share (plus, for Class A shares, the applicable sales charge). The net asset value fluctuates based on the respective market values of a Fund's investments. The net asset value per share of each of the Funds is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund's net asset value per share is determined by dividing total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. In calculating net asset value, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date. This practice is known as “trade date plus one” or “T + 1 accounting”. Thus, changes in holdings of portfolio securities are reflected in the first calculation of net asset value on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

                Below is a specimen price-make-up sheet showing how the Funds calculate the total offering price per share.

Net Asset Value and Offering Price per Share, as of September 30, 2012

Small Cap

Class A net asset value per share	$19.36
($95,188,782 / 4,916,018 shares)
Maximum sales charge, Class A	$0.97
(4.75% of offering price)
Offering price per share, Class A	$20.33

Class B net asset value and offering price per share	$18.89
($1,448,848 / 76,708 shares)

Class C net asset value and offering price per share	$18.08
($9,906,873 / 547,937 shares)

Class I net asset value and offering price per share	$20.06
($26,129,022 / 1,302,487 shares)

Global Alternative Energy

Class A net asset value per share	$5.16
($57,727,037 / 11,189,293 shares)
Maximum sales charge, Class A	$0.26
(4.75% of offering price)
Offering price per share, Class A	$5.42

Class C net asset value and offering price per share	$5.00
($13,594,658 / 2,717,507 shares)

Class I net asset value and offering price per share	$5.19
($724,551 / 139,532 shares)

Class Y net asset value and offering price per share	$5.32
($897,101 / 168,500 shares)

                                                                                                 19

Global Water

Class A net asset value per share	$15.98
($55,964,366 / 3,501,120 shares)
Maximum sales charge, Class A	$0.80
(4.75% of offering price)
Offering price per share, Class A	$16.78

Class C net asset value and offering price per share	$15.38
($8,574,460 / 557,346 shares)

Class Y net asset value and offering price per share	$16.03
($3,691,631 / 230,298 shares)

Calculation of total return

                Each Fund may advertise its "total return." Total return is calculated separately for each class of a Fund. Total return differs from yield in that yield figures measure only the income component of a Fund's investments, while total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return is computed by taking the total number of shares purchased by a hypothetical $1,000 investment after deducting any applicable sales charge, adding all additional shares purchased within the period with reinvested dividends and distributions, calculating the value of those shares at the end of the period, and dividing the result by the initial $1,000 investment. “Total Return” as quoted in the Financial Highlights section of the applicable Fund’s Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not  reflect deduction of the sales charge, and corresponds to “return without maximum load” (or “w/o max load” or “at NAV”) as referred to herein.  For periods of more than one year, the cumulative total return is then adjusted for the number of years, taking compounding into account, to calculate average annual total return during that period.

Total return before taxes is computed according to the following formula:

P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period.

Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D  = the ending  value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

                Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

Total return is historical in nature and is not intended to indicate future performance. All total return quotations, including returns after taxes, reflect the deduction of the Fund’s maximum sales charge ("return with maximum load"), except quotations of return "without maximum load" (or "without CDSC" or "at NAV") which do not deduct a sales charge.  Return without maximum load, which will be higher than total return, should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Thus, in the formula above, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge; for return with maximum load, P = a hypothetical initial investment of $1,000 less any sales charge actually imposed at the beginning of the period for which the performance is being calculated. Class I shares do not have a sales charge.

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In the tables below, after-tax returns are shown only for Class A shares.  The standardized total returns for Class Y for Calvert Global Alternative Energy Fund are “linked” to the Class A total returns for the Fund for the period prior to July 29, 2011 (inception date for the Fund’s Class Y shares). Class Y investment performance results for Calvert Global Alternative Energy Fund for the period prior to July 29, 2011, are for Class A at NAV (i.e.,  they do not reflect the deduction of Class A front-end sales charge). Actual Class Y performance would have been higher than Class A share performance because Class Y, unlike Class A, has no Rule 12b-1 fees.

Returns for each Fund’s shares for the periods indicated are as follows:

Small Cap

Before Taxes
Periods Ended	Class A		Class B		Class C		Class I
September 30, 2012	Total Return		Total Return		Total Return		Total Return
	With	Without	With	Without	With	Without
	Maximum Load		Maximum Load		CDSC
One year	22.00%	28.12%	21.19%	26.19%	25.88%	26.88%	29.11%
Five years	-0.50%	0.48%	N/A	N/A	-0.46%	-0.46%	1.27%
Ten years	N/A	N/A	N/A	N/A	N/A	N/A	N/A
From inception*	2.65%	3.28%	4.47%	6.55%	1.91%	1.91%	4.65%

Small Cap

After Taxes on Distributions
Periods Ended	Class A
September 30, 2012	Total Return
With Maximum Load
One year	21.95%
Five years	-0.50%
Ten years	N/A
From inception*	2.65%

Small Cap

After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2012	Total Return
With Maximum Load
One year	14.36%
Five years	-0.42%
Ten years	N/A
From inception*	2.29%

*	(October 1, 2004 for Class A)
(November 29, 2010 for Class B)
(April 1, 2005 for Class C)
(April 29, 2005 for Class I)

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Global Alternative Energy

Before Taxes

Periods Ended	Class A		Class C		Class I	Class Y
September 30, 2012	Total Return		Total Return		Total Return	Total Return*
	With	Without	With	Without
	Maximum Load		CDSC
One year	-7.81%	-3.27%	-5.34%	-4.38%	-2.77%	-3.10%
Five years	-20.95%	-20.17%	-20.96%	-20.96%	-19.79%	-20.11%
Ten years	N/A	N/A	N/A	N/A	N/A	N/A
From Inception**	-18.45%	-17.70%	-19.66%	-19.66%	-17.31%	-17.64%

Global Alternative Energy

After Taxes on Distributions
Periods Ended	Class A
September 30, 2012	Total Return
With Maximum Load
One year	-8.02%
Five years	-20.97%
Ten years	N/A
From Inception**	-18.48%

Global Alternative Energy

After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2012	Total Return
With Maximum Load
One year	-4.42%
Five years	-16.20%
Ten years	N/A
From Inception**	-14.37%

*	Performance for Class Y shares is “linked” to Class A shares for the period prior to July 29, 2011, the inception date for Class Y shares, as indicated above.

**	(May 31, 2007 for Class A)
(July 31, 2007 for Class C)
(May 31, 2007 for Class I)
(July 29, 2011 for Class Y, but Class Y performance is linked to Class A inception date of May 31, 2007)

Global Water

Before Taxes

Periods Ended	Class A		Class C		Class Y
September 30, 2012	Total Return		Total Return		Total Return
	With	Without	With	Without
	Maximum Load		CDSC
One year	19.24%	25.16%	22.90%	23.90%	25.55%
Five years	N/A	N/A	N/A	N/A	N/A
Ten years	N/A	N/A	N/A	N/A	N/A
From Inception*	4.45%	5.73%	4.69%	4.69%	5.91%

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Global Water

After Taxes on Distributions
Periods Ended	Class A
September 30, 2012	Total Return
With Maximum Load
One year	16.66%
Five years	N/A
Ten years	N/A
From inception*	3.66%

Global Water

After Taxes on Distributions and Sale of Fund Shares
Periods Ended	Class A
September 30, 2012	Total Return
With Maximum Load
One year	14.37%
Five years	N/A
Ten years	N/A
From inception*	3.61%

*	(September 30, 2008 for Class A, Class C and Class Y)

Total return, like net asset value per share, fluctuates in response to changes in market conditions.  Total return for any particular time period should not be considered an indication of future return.

purchase and redemption of shares

                Each Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer's authorized designee, receives the order in good order. The customer orders will be priced at the Fund's Net Asset Value next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

                The Funds have no  arrangement with any person to permit frequent purchases and redemptions of Fund shares.

Share certificates will not be issued unless requested in writing by the investor. If share certificates have been issued, then the certificate must be delivered to the Fund's transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case the original certificates are later presented by another person. No certificates will be issued for fractional shares.

                Each Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act. The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net asset value of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash).  The notice of election is irrevocable while Rule 18f-1 is in effect unless the SEC permits the withdrawal of such notice.

See the Prospectus for additional details on purchases and redemptions.

DIRECTORS AND OFFICERS

The Board of Directors supervises that Fund's activities and reviews its contracts with companies that provide it with services.  Business information about the Directors and Officers as well as information regarding the experience, qualifications, attributes and skills of the Directors is provided below.  Independent Directors refers to those Directors who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

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Name & Age

Position with Fund

Position Start Date

Principal Occupation During Last 5 Years

# of Calvert Portfolios Overseen

Other Directorships During the Past Five Years

INDEPENDENT DIRECTORS
REBECCA L. ADAMSON AGE: 63	Director	2000	President of the national non-profit, First People’s Worldwide, formerly First Nations Financial Project. Founded by her in 1980, First People’s Worldwide is the only American Indian alternative development institute in the country.	16	• Bay & Paul Foundation
RICHARD L. BAIRD, JR. AGE: 64	Director & Chair	2005	President and CEO of Adagio Health Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	26	None
JOHN G. GUFFEY, JR. AGE: 64	Director	2005	President of Aurora Press Inc., a privately held publisher of trade paperbacks.	26	• Ariel Funds (3) (through 12/31/11) • Calvert Social Investment Foundation • Calvert Ventures, LLC
MILES D. HARPER, III AGE: 50	Director	2000	Partner, Gainer Donnelly & Desroches (public accounting firm) since January 1999.	16	• Bridgeway Funds (14)
JOY V. JONES AGE: 62	Director	2000	Attorney.	16	• Director, Conduit Street Restaurants Limited • Director, Palm Management Corporation
TERRENCE J. MOLLNER, Ed.D. AGE: 68	Director	2005	Founder, Chairperson and President of The Love Skill Foundation, Inc., an educational organization focused on the personal skills and organizations described in Dr. Mollner’s book, The Love Skill: We Are Mastering the 7 Layers of Human Maturity, particularly businesses that freely chose to give priority to the common good. Chairperson, Stakeholder of Capital, Inc., an asset management firm and financial services provider in Amherst, MA.	16	• Calvert Social Investment Foundation • Ben & Jerry's Homemade, Inc. • ArtNOW, Inc. • Yourolivebranch.org
INDEPENDENT DIRECTORS
SYDNEY A. MORRIS AGE: 63	Director	2005	The Rev. Dr. Morris is a Unitarian Universalist minister.	16	None
INTERESTED DIRECTORS
BARBARA J. KRUMSIEK* AGE: 60	Director & President	2000	President, Chief Executive Officer and Chair of Calvert Investments, Inc.	44	• Calvert Social Investment Foundation • Pepco Holdings, Inc. • Acacia Life Insurance Company (Chair) (through 4/29/12) • Griffin Realty Corp.
D. Wayne Silby, Esq.* AGE: 64	Director	2000	Mr. Silby is the founding Chair of the Calvert Funds. He is the Chair-Elect and a principal of Syntao.com, a Beijing-based company promoting corporate social responsibility.	26	• Ameritas Mutual Holding Company • Calvert Social Investment Foundation • ImpactAssets, Inc. • Studio School Fund • Syntao.com China (HK) • The ICE Organization

Position

Position

Name &

with

Start

Principal Occupation

Age

Fund

Date

During Last 5 Years

OFFICERS

MICHAEL T. ABRAMO

AGE: 39	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.

KAREN BECKER

AGE: 60	Chief Compliance Officer	2005	Chief Compliance Officer for the Calvert Funds.
SUSAN walker Bender, Esq. AGE: 54	Assistant Vice-President & Assistant Secretary	2000	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
THOMAS DAILEY AGE: 48	Vice President	2010	Vice President of the Advisor and lead portfolio manager for Calvert’s taxable and tax-exempt money market funds and municipal funds.
MATTHEW DUCH AGE: 37	Vice President	2011	Vice President of the Advisor (since 2011) and portfolio manager for Calvert’s taxable fixed-income funds.
IVY WAFFORD DUKE, Esq. AGE: 44	Assistant Vice-President & Assistant Secretary	2000	Assistant Vice President, Assistant Secretary and Deputy General Counsel of Calvert Investments, Inc., and Chief Compliance Officer for the Advisor and Calvert Investment Distributors, Inc.
PATRICK FAUL AGE: 48	Vice President	2010

Vice President of the Advisor since 2008, and Head of Credit Research for the Advisor since 2009. Prior to 2009, Mr. Faul was Co-Head of Credit Research (2008) and a Senior Securities Analyst (prior to 2008) for the Advisor.

TRACI L. GOLDT AGE: 39	Assistant Secretary	2004	Electronic Filing and Administrative Operations Manager (since 2011) and Executive Assistant to General Counsel (prior to 2011), Calvert Investments, Inc.
HUI PING HO, CPA AGE: 48	Assistant Treasurer	2000	Assistant Treasurer and Tax Compliance Manager of Calvert Investments, Inc.
LANCELOT A. KING, Esq. AGE: 42	Assistant Vice President & Assistant Secretary	2002	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
AUGUSTO DIVO MACEDO, Esq. AGE: 50	Assistant Vice President & Assistant Secretary	2007	Assistant Vice President, Assistant Secretary and Assistant Counsel Compliance of Calvert Investments, Inc.
ANDREW K. NIEBLER, Esq. AGE: 45	Assistant Vice President & Assistant Secretary	2006	Assistant Vice President, Assistant Secretary and Associate General Counsel of Calvert Investments, Inc.
CATHERINE P. ROY AGE: 56	Vice President	2004	Senior Vice President of the Advisor and Chief Investment Officer – Fixed Income.
William M. Tartikoff, Esq. AGE: 64	Vice President and Secretary	2000	Senior Vice President, Secretary, and General Counsel of Calvert Investments, Inc.
NATALIE TRUNOW AGE: 45	Vice President	2008

Senior Vice President of the Advisor and Chief Investment Officer - Equities. Prior to joining Calvert in August 2008, Ms. Trunow was the Section Head (2005-2008) and Portfolio Manager (2001-2008) for the Global Public Markets Group of General Motors Asset Management.

Ronald M. WolfsheimeR,CPA AGE: 60	Treasurer	2000	Executive Vice President and Chief Financial and Administrative Officer of Calvert Investments, Inc.
MICHAEL V. YUHAS JR., CPA AGE: 51	Fund Controller	2000	Vice President of Fund Administration of Calvert Investment Administrative Services, Inc.

                                                                                                 24

*Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of each Fund's Advisor and certain affiliates.  Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.

                The address of the Directors and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814, with the exception of Mr. Silby, whose address is 1715 18th Street, N.W., Washington, DC  20009. As of December 31, 2012, the Directors and Officers as a group owned less than 1% of each Fund's outstanding shares.

                                                                                                 25

Additional Information about the Directors

The Board of Directors believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board.  The Board of Directors believes that the Directors’ ability to review critically, evaluate, question and discuss information provided to them; to interact effectively with the Advisor, Subadvisors, other service providers, legal counsel and independent public accountants; and to exercise effective business judgment in the performance of their duties as Directors, support this conclusion.  The Board of Directors has also considered the contributions that each Director can make to the Board and the Funds.  In addition, the following specific experience, qualifications, attributes and/or skills apply as to each Director:  Ms. Adamson, experience as a president of a non-profit organization and experience as a board member of a private foundation; Mr. Baird, experience as a chief executive officer of a non-profit corporation; Mr. Guffey, experience as a director and officer of private companies and experience as a board member of various organizations; Mr. Harper, experience as a partner of a public accounting firm and experience as a board member of a mutual fund complex; Ms. Jones, legal experience and experience as a director of a private foundation; Mr. Mollner, experience as a board member of various organizations; Rev. Dr. Morris, ecclesiastical leadership experience; Ms. Krumsiek, leadership roles within the Advisor and certain of its affiliates and experience as a board member of various organizations; and Mr. Silby, experience as a director and officer of private companies and experience as a board member of various organizations.  References to the experience, qualifications, attributes and/or skills of the Directors are pursuant to requirements of the SEC, do not constitute holding out of a Board or any Director as having special expertise or experience, and shall not impose any greater responsibility or liability on any such Director or on the Board by reason thereof.

Board Structure

The Board of Directors is responsible for overseeing the management and operations of the Funds.  The Board consists of seven Independent Directors and two Directors who are interested persons of the Funds.  Richard L. Baird, Jr., who is an Independent Director, serves as Chairperson of the Board.  The Board of Directors has five standing Committees:  the Governance Committee, the Audit Committee, the Social Committee, the Investment Performance Oversight Committee and the Special Equities Committee.  The Governance, Audit, Social and Investment Performance Oversight Committees are each chaired by an Independent Director.  In addition, each of the Governance and Audit Committees is composed solely of Independent Directors.

Through the Governance and Audit Committees, the Independent Directors consider and address important matters involving the Funds, including those presenting conflicts or potential conflicts of interest for Fund management. The Independent Directors also regularly meet outside the presence of Fund management and are advised by independent legal counsel.  The  Board of Directors has determined that its committees help ensure that the Funds have effective and independent governance and oversight.  The Board of Directors has also determined that its leadership structure is appropriate.

The Governance Committee addresses matters of fund governance, including policies on Director compensation and on Board and Committee structure and responsibilities; the functions of the Governance Committee of the Board also include those of a Nominating Committee, e.g.,  initiation and consideration of nominations for the appointment or election of independent Directors of the Board.  These matters were addressed in meetings held five times in the past fiscal year.  The current members of this Committee are Ms. Adamson, Rev. Dr. Morris and Mr. Baird, each an Independent Director.

The Audit Committee approves and recommends to the Board independent public accountants to conduct the annual audit of each Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the annual audit; and reviews the performance and fees charged by the independent public accountants for professional services.  In addition, the Audit Committee meets with each Fund’s independent public accountants and representatives of Fund management to review accounting activities and areas of financial reporting and control. The Audit Committee also oversees Calvert’s High Social Impact Investments program and Fund purchases of Community Investment Notes issued by the Calvert Social Investment Foundation. This Committee met nine times in the past fiscal year. The current members of this Committee are Ms. Jones and Messrs. Baird, Harper and Mollner, each an Independent Director.

The Social Committee addresses matters relating to the sustainable and socially responsible investment criteria used by the Funds and their applicability. This Committee met five times in the past fiscal year.  The current members of this Committee are Mses. Adamson, Jones and Krumsiek, and Rev. Dr. Morris.  With the exception of Ms. Krumsiek, the members of this Committee are Independent Directors.

                                                                                                 26

The Investment Performance Oversight Committee oversees the Funds’ investment performance, including the performance of the Funds’ sub-advisors. This Committee met five times in the past fiscal year.  The current members of this Committee are Ms. Krumsiek and Messrs. Guffey, Harper and Silby.  With the exceptions of Ms. Krumsiek and Mr. Silby, the members of this Committee are Independent Directors.

                The Special Equities Committee oversees the Funds’ Special Equities program, including review, selection and fair valuation of the social venture capital investments. This Committee met twelve times in the past fiscal year. The current members of this Committee are Ms. Krumsiek and Messrs. Guffey, Mollner and Silby.  With the exceptions of Ms. Krumsiek and Mr. Silby, the members of this Committee are Independent Directors.

The Board of Directors has retained Lipper Analytical Services, Inc. to provide it with an independent analysis of investment performance and expenses for each Fund, in connection with the Board’s annual consideration of the renewal of the Funds’ investment advisory, subadvisory and underwriting agreements, as required by section 15(c) of the 1940 Act.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Funds is the Board’s oversight of the risk management of the Funds’ investment programs and business affairs.  The Funds are subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Funds, the Advisor, the Subadvisor and other service providers to the Funds have implemented various processes, procedures and controls to identify risks to the Funds, to lessen the probability of their occurrence and to mitigate any adverse effect should they occur.  Different processes, procedures and controls are employed with respect to different types of risks.

                The Board of Directors exercises oversight of the risk management process primarily through the Audit and Investment Performance Oversight Committees, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Funds, the Board of Directors requires management of the Advisor and the Funds, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and each Audit Committee receive regular reports from the Funds’ independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Directors meet with the Funds’ CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, each Board receives a quarterly report from the Funds’ CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  Each Board and each Investment Performance Oversight Committee also receive regular reports from the Advisor on the investments and securities trading of the Funds, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Funds’ securities.  The Board also receives reports from the Funds’ primary service providers, including the Subadvisor, regarding their operations as they relate to the Funds.

Directors’ Ownership of Fund Shares

The Directors owned shares in the Funds and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2012:

Small Cap

	Dollar Range of	Aggregate Dollar Range of Equity Securities
	Equity Securities	in all Registered Investment Companies Overseen
Name of Director	in the Fund	By Director in Calvert Family of Funds
Independent Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	$50,001-$100,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	None	>$100,000
Terrence J. Mollner, Ed.D.	None	$10,001-$50,000
Sydney A. Morris	$10,001-$50,000	$50,001-$100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby, Esq.	$10,001-$50,000	>$100,000

                                                                                                 27

Global Alternative Energy

	Dollar Range of	Aggregate Dollar Range of Equity Securities
	Equity Securities	in All Registered Investment Companies Overseen
Name of Director	in the Fund	By Director in Calvert Family of Funds
Independent Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	$1-$10,000	>$100,000
Terrence J. Mollner, Ed.D	None	$10,001-$50,000
Sydney A. Morris	None	$50,001-$100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby, Esq.	$1-$10,000	>$100,000

Global Water

	Dollar Range of	Aggregate Dollar Range of Equity Securities
	Equity Securities	in All Registered Investment Companies Overseen
Name of Director	in the Fund	By Director in Calvert Family of Funds
Independent Directors
Rebecca Adamson	None	>$100,000
Richard L. Baird, Jr.	None	>$100,000
John G. Guffey, Jr.	$10,001-$50,000	>$100,000
Miles D. Harper, III	None	>$100,000
Joy V. Jones	$10,001-$50,000	>$100,000
Terrence J. Mollner, Ed.D	$1-$10,000	$10,001-$50,000
Sydney A. Morris	None	$50,001-$100,000
Interested Directors
Barbara J. Krumsiek	None	>$100,000
D. Wayne Silby, Esq.	$10,001-$50,000	>$100,000

Directors not employed by the Advisor or its affiliates may elect to defer receipt of all or a percentage of their fees and deem such deferred amounts to be invested in any Calvert Fund through the Directors’ Deferred Compensation Plan. Management believes this will have a negligible effect on each Fund's assets, liabilities, net assets, and net income per share.

Directors’ Compensation

Director Compensation Table

Calvert Impact Fund, Inc.

The following table (unaudited numbers) sets forth information describing the compensation of each Director  for his/her services to the Funds for each Fund’s most recent fiscal year ended September 30, 2012 and to all of the portfolios in the Fund Complex, as defined below. Each Fund within Calvert Impact Fund, Inc. is responsible for a proportionate share of these payments.

                                                                                                 28

Name of Person, Position	Aggregate Compensation From Funds (Includes Pension or Retirement Benefits)	Pension or Retirement Benefits Accrued As Part of Funds’ Expenses	Total Compensation From Funds and Fund Complex Paid to Directors***
Rebecca Adamson* (Director)	$3,654	$0	$69,000
Richard L. Baird, Jr.* (Director)	$4,215	$2,434	$164,600
John Guffey, Jr.* (Director)	$3,787	$388	$131,500
Miles D. Harper, III* (Director)	$4,348	$4,348	$82,500
Joy V. Jones* (Director)	$3,834	$1,944	$72,500
Terrence J. Mollner, Ed.D* (Director)	$3,756	$0	$71,000
Sydney A. Morris* (Director)	$3,787	$0	$71,500
Barbara J. Krumsiek** (Director & President)	$0	$0	$0
D. Wayne Silby, Esq.*,** (Director & Chair)	$3,975	$318	$134,700

*Mses. Adamson and Jones, Rev. Dr. Morris, and Messrs. Baird, Guffey, Harper, Mollner and Silby have chosen to defer a portion of their compensation. As of September 30, 2012, total deferred compensation for service on all applicable Calvert Fund Boards, including dividends and capital appreciation, was $204,815; $627,706; $90,848; $593,602; $461,872; $521,882; $26,557; and $735,081, for each of them, respectively.

**Ms. Krumsiek is an interested person of the Funds since she is an Officer and Director of the Advisor and certain affiliates. Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Advisor.

***As of September 30, 2012, the Fund Complex consisted of forty-three (43) Funds; there were forty-four (44) Funds as of January 31, 2013.

investment advisor and subadvisor

                The Funds' Investment Advisor is Calvert Investment Management, Inc. (“Calvert” or “Advisor”), a subsidiary of Calvert Investments, Inc., which is a subsidiary of Ameritas Mutual Holding Company. Under the Investment Advisory Agreement with respect to the Funds, the Advisor provides investment advice to the Funds and oversees the day-to-day operations, subject to the supervision and direction of the Board of Directors. The Advisor provides the Funds with investment supervision and management, and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors who are employees of the Advisor or its affiliates. The Funds pay all their other respective administrative and operating expenses, including: custodial, registrar, dividend disbursing and transfer agency fees; administrative service fees; fund accounting fees; federal and state securities registration fees; salaries, fees and expenses of Directors, executive officers and employees of the Funds, who are not employees of the Advisor or of its affiliates; insurance premiums; trade association dues; legal and audit fees; interest, taxes and other business fees; expenses of printing and mailing reports, notices, prospectuses, and proxy material to shareholders; shareholder meeting expenses; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.  As explained in the Prospectus under the heading “Contractual Fee Waivers and/or Expense Reimbursements”, the Funds have an expense offset arrangement with the custodian bank whereby the custodian fees may be paid indirectly by credits on the Funds’ uninvested cash balances.  These credits are used to reduce Fund expenses.  In those Funds where the total annual fund operating expenses are subject to a contractual expense limitation, the Advisor could be deemed to have an incentive to leave greater balances at the custodian, since it receives the benefit of any expense offset credit.  The Board of Directors periodically reviews and evaluates the expense offset arrangement.

                                                                                                 29

      Under the Investment Advisory Agreement, for its services, the Advisor receives an annual fee, payable monthly, of 0.70% of Small Cap’s average daily net assets; 0.95% of Global Alternative Energy's average daily net assets; and 0.95% of Global Water’s average daily net assets. This investment advisory fee includes the cost of evaluating investments according to a Fund’s sustainable and socially responsible investment criteria. The Advisor reserves the right to (i) waive all or a part of its fee; (ii) reimburse a Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Advisor may, but is not required to, waive current payment of its fees or reimburse expenses of the Fund, except as noted in the Fund's prospectus. Advisory fees are allocated among classes as a Fund-level expense based on net assets.

                The following chart shows the Investment Advisory fees paid to the Advisor by the Funds for the past three fiscal years.

	2010	2011	2012
Small Cap	$380,929	$860,121	$871,930
Global Alternative Energy	$2,150,122	$1,624,806	$839,433
Global Water	$258,512	$503,623	$514,553

Subadvisor

Kleinwort Benson Investors International Ltd. (“KBI”) is a subsidiary of Kleinwort Benson Investors Dublin Ltd., whose headquarters are located in Dublin, Ireland.  Kleinwort Benson Investors Dublin Ltd. was formed in October 2010 when RHJ International (“RHJI”), an independent publicly traded holding company listed on the Euronext stock exchange in Brussels, acquired KBC Asset Management Ltd. from the KBC Group. KBI’s parent is the Kleinwort Benson Group based in London, which, in turn, is owned by the Brussels-based RHJ International. KBI receives a subadvisory fee, paid by the Advisor, as follows: 0.60% of Global Alternative Energy’s average daily net assets it manages up to and including $150 million and 0.50% of such average daily net assets in excess of $150 million and 0.60% of Global Water’s average daily net assets it manages up to and including $150 million, and 0.50% of such average daily net assets in excess of $150 million.

The Advisor and each Fund have received an exemptive order to permit the Advisor and the applicable Fund to enter into and materially amend the respective Investment Subadvisory Agreement (entered into with any subadvisor that is not an “affiliated person”, as defined in Section 2(a)(3) of the 1940 Act) without shareholder approval. Within 90 days of the hiring of any Subadvisor or the implementation of any material change in the Investment Subadvisory Agreement, the affected Fund will furnish its shareholders information about the new Subadvisor or Investment Subadvisory Agreement that would be included in a proxy statement. Such information will include any change in such disclosure caused by the addition of a new Subadvisor or any material change in the Investment Subadvisory Agreement of the Fund. The Fund will meet this condition by providing shareholders, within 90 days of the hiring of the Subadvisor or implementation of any material change to the terms of an Investment Subadvisory Agreement, with an information statement to this effect.

PORTFOLIO MANAGER DISCLOSURE

Additional information about each Fund’s Portfolio Managers, identified in the prospectus of the Fund, is provided below.

A.            Other Accounts Managed by Portfolio Managers of the Funds

The following Portfolio Managers of the Funds are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager.  The “Other Accounts” category includes accounts managed in the Portfolio Manager’s personal as well as professional capacities.

                                                                                                 30

SMALL CAP

Calvert:

Natalie A. Trunow

Accounts Managed (not including Small Cap) as of September 30, 2012	Registered Investment Companies	Other Pooled Investment Vehicles

Other Accounts

Number of Other Accounts Managed	8	5	7
Total Assets in Other Accounts Managed	$1,328,430,499	$128,698,468	$34,040,332
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

GLOBAL ALTERNATIVE ENERGY

KBI:

Treasa Ni Chonghaile

Accounts Managed (not including Global Alternative Energy) as of September 30, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	2	0
Total Assets in Other Accounts Managed	$0	$81,000,000	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

KBI:

Colm O’Connor

Accounts Managed (not including Global Alternative Energy) as of September 30, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	2	0
Total Assets in Other Accounts Managed	$0	$81,000,000	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

                                                                                                 31

GLOBAL WATER

KBI:

Catherine Ryan

Accounts Managed (not including Global Water) as of September 30, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	7	0
Total Assets in Other Accounts Managed	$0	$514,000,000	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

KBI:

Matthew Sheldon, CFA

Accounts Managed (not including Global Water) as of September 30, 2012	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of Other Accounts Managed	0	7	0
Total Assets in Other Accounts Managed	$0	$514,000,000	$0
Number of Other Accounts in which Advisory Fee is Based on Account’s Performance	0	0	0
Total Assets in Other Accounts in which Advisory Fee is Based on Account’s Performance	$0	$0	$0

B.            Potential Conflicts of Interest in Managing a Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of a Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.

SMALL CAP

Calvert:

Natalie A. Trunow

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. The Portfolio Managers for the Funds are aware of and abide by the Advisor’s trade allocation procedures, which seek to ensure fair allocation of investment opportunities among all accounts. The Fund relies on a pro rata allocation methodology that considers such factors as account size, investment objective, holdings, suitability and availability of cash for investment. In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Advisor to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

                                                                                                 32

GLOBAL ALTERNATIVE ENERGY and GLOBAL WATER

KBI:

Treasa Ni Chonghaile, Catherine Ryan, Colm O’Connor and Matthew Sheldon

                A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the subject Funds, which may have different investment guidelines and objectives.  In addition to the Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts.  An investment opportunity may be suitable for a Fund as well as for any of the other managed accounts.  However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by a Fund and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, they may track the same benchmarks or indexes as the Funds track, and they may sell securities that are eligible to be held, sold or purchased by the Funds.  A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities.  A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the subject Funds.

                To address and manage these potential conflicts of interest, KBI has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of its clients is treated on a fair and equitable basis.  Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Chief Compliance Officer.

C.            Compensation of Portfolio Managers of the Funds

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from a Fund, the Advisor or Subadvisor (if any) of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Funds” above.

SMALL CAP

Calvert:

Natalie A. Trunow

Compensation with Respect to Management of Small Cap and Other Accounts as of September 30, 2012
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary (cash)	Calvert	Fixed annually. Based on experience and responsibilities. Competitive with industry peers / standards.
Bonus (cash)	Calvert

Paid annually. Based on quantitative formula linked to long- and short-term corporate financial performance (i.e., net earnings) of Calvert Investments, Inc., parent of the Advisor, long- and short-term performance of Funds overseen, relative to Fund benchmarks, and growth in Fund assets. Also based on qualitative factors, such as ability to work well with other members of the investment team.

Deferred Compensation	None	N/A
Other Compensation or Benefits Not Generally Available to All Salaried Employees	None	N/A

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GLOBAL ALTERNATIVE ENERGY and GLOBAL WATER

KBI:

Treasa Ni Chonghaile, Catherine Ryan, Colm O’Connor and Matthew Sheldon

Compensation with Respect to Management of Global Alternative Energy, Global Water and Other Accounts as of September 30, 2012
Type of Compensation Received	Source of Compensation	Criteria on which Compensation is Based
Salary	KBI	Cash compensation fixed annually. Based on experience and peer industry standards.
Bonus	KBI

70% of a portfolio manager’s bonus is quantitatively calculated based on relative investment performance over 1-, 2-, and 3-year rolling numbers. The other 30% is awarded based on the achievement of personal and team goals. Employees are obliged to take a proportion of their bonus in equity, which is locked up for three years.

Other Compensation or Benefits Not Generally Available to All Salaried Employees	KBI

There is a retention and incentivization program in place for senior executives and investment personnel. This is a combination of equity grants in the parent company and an annual bonus pool that is driven by the profitability of the business unit in Dublin.

D.            Securities Ownership of Portfolio Managers of the Funds

With respect to each Portfolio Manager identified in the prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of September 30, 2012 in the Fund(s) managed by that individual.  The securities were valued as of September 30, 2012. (Specified ranges: None; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,000.)

Fund

	Firm	Name of Portfolio Manager	Fund Ownership
Small Cap	Calvert	Natalie A. Trunow	None
Global Alternative Energy	KBI	Treasa Ni Chonghaile	None
		Colm O’Connor	None
Global Water	KBI	Catherine Ryan	None
		Matthew Sheldon, CFA	None

administrative services agent

                Calvert Investment Administrative Services, Inc.  ("CIAS"), an affiliate of the Advisor, has been retained by each Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports. For providing such services, CIAS receives an annual administrative fee payable monthly (as a percentage of average daily net assets) as follows:

	Class A, B (if any) and C	Class I	Class Y
Small Cap	0.25%	0.10%	N/A
Global Alternative Energy	0.35%	0.15%	0.35%
Global Water	0.35%	N/A	0.35%

The following chart shows the administrative fees paid to CIAS by the Funds for the past three fiscal years:

                                                                                                 34

	2010	2011	2012
Small Cap	$108,887	$275,469	$279,139
Global Alternative Energy	$733,898	$566,270	$298,988
Global Water	$90,479	$182,772	$189,572

       method of distribution

                Calvert Investment Distributors, Inc. ("CID") is the principal underwriter and distributor for the Funds. CID is an affiliate of the Advisor. Under the terms of its underwriting agreement with the Funds, CID markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Pursuant to Rule 12b-1 under the 1940 Act, the Funds have adopted Distribution Plans (the "Plans"), which permit the Funds to pay certain expenses associated with the distribution and servicing of shares. Such expenses for Class A shares may not exceed, on an annual basis, 0.35% of the Class A average daily net assets of Small Cap; and 0.50% of the respective Class A average daily net assets of Global Alternative Energy and Global Water. However, the Board has determined that, until further action by the Board, no Fund shall pay Class A distribution expenses in excess of 0.25% of its average daily net assets. Expenses under the Small Cap Class B Plan may not exceed, on an annual basis, 1.00% of the Fund's Class B average daily net assets. Expenses under the Funds' Class C Plans may not exceed, on an annual basis, 1.00% of each Fund's Class C average daily net assets, respectively. Neither Class I nor Class Y has a Plan. Class A Plans reimburse CID only for expenses it incurs, while the Class B and C Plans compensate CID at a set rate regardless of CID's expenses. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons, and, for Class B, interest and finance charges.

                Each Fund's Plans were approved by the Board of Directors, including the Directors who are not "interested persons" of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors who are not interested persons of the Funds are committed to the discretion of such independent Directors. In establishing the Plans, the Directors considered various factors including the amount of the distribution expenses. The Directors determined that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders, including economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

                The Plans may be terminated by vote of a majority of the independent Directors who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares of the affected class of each Fund. If the Funds should ever switch to a new principal underwriter without terminating the Class B Plan, the fee would be prorated between CID and the new principal underwriter. Any change in the Plans that would materially increase the distribution cost to a Fund requires approval of the shareholders of the affected class; otherwise, the Plans may be amended by the Directors, including a majority of the independent Directors as described above. The Plans will continue in effect for successive one-year terms provided that such continuance is specifically approved by: (i) the vote of a majority of the Directors who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors.

                As noted above, distribution and shareholding servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by a Fund as part of the annual operating expenses).  In addition to these payments, the Advisor, CID and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Advisor, CID and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time.  As of December 31, 2012, the Advisor, CID and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms: Ameriprise Financial Services, Ameritas Life Insurance Corp., Charles Schwab & Co., Inc., CUSO, Fidelity, First Ameritas Life Insurance Corp., J.P. Morgan, LPL Financial Services, BMO Harris Bank, Merrill Lynch, Morgan Stanley, National Financial Services, LLC, Pershing, Raymond James, SunGard Institutional Brokerage Inc., Thrivent Financial for Lutherans, UBS Financial Services, Union Central Life Insurance Company and Wells Fargo Advisors.

                                                                                                 35

Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers.  Neither the Advisor nor any Subadvisor uses Fund brokerage to compensate broker/dealers for the sale of Fund shares.

                The Funds have entered into an agreement with CID as principal underwriter. CID makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CID is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of each Fund's respective classes. These fees are paid pursuant to the Funds' Plan.

Total Plan Expenses paid to CID by the Funds for the fiscal year ended September 30, 2012 were:

	Class A	Class B	Class C
Small Cap	$228,886	$19,252	$95,720
Global Alternative Energy	$167,667	N/A	$156,485
Global Water	$110,796	N/A	$65,727

For the fiscal year ended September 30, 2012, the Funds’ Plan expenses for Classes A, B and C were spent for the following purposes:

Small Cap	Class A	Class B	Class C
Compensation to broker/dealers	$158,469	$14,400	$88,022
Compensation to sales personnel	$22,099	$0	$0
Advertising	$6,322	$0	$0
Printing and mailing of prospectuses	$1,511	$0	$0
to other than current shareholders
Compensation to underwriters	$0	$4,852	$7,698
Other	$40,485	$0	$0

Global Alternative Energy	Class A	Class C
Compensation to broker/dealers	$167,667	$135,090
Compensation to sales personnel	$0	$0
Advertising	$0	$0
Printing and mailing of prospectuses	$0	$0
to other than current shareholders
Compensation to underwriters	$0	$21,395
Other	$0	$0

Global Water	Class A	Class C
Compensation to broker/dealers	$98,879	$41,571
Compensation to sales personnel	$0	$0
Advertising	$2,696	$0
Printing and mailing of prospectuses	$9,221	$0
to other than current shareholders
Compensation to underwriters	$0	$24,156
Other	$0	$0

Class A shares of each Fund are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a % of
Investment	price	invested	offering price
Less than $50,000	4.75%	4.99%	4.00%
$50,000 but less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

                                                                                                 36

                CID receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.  The aggregate amount of sales charges (gross underwriting commissions) and for Class A only, the net amount retained by CID (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year	2010		2011		2012
Class A	Gross	Net	Gross	Net	Gross	Net
Small Cap	$24,997	$10,722	$52,413	$21,751	$42,552	$17,598
Global Alternative Energy	$276,456	$143,759	$133,581	$69,707	$64,462	$29,354
Global Water	$102,878	$66,205	$115,573	$79,978	$87,515	$62,638

Class B*	2010		2011		2012
Small Cap	N/A		N/A		N/A

Class C	2010		2011		2012
Small Cap	$661		$358		$329
Global Alternative Energy	$14,439		$4,037		$5,038
Global Water	$992		$2,210		$3,171

* Information for Small Cap Class B shares is from Class B inception on November 29, 2010.

Fund Directors and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups (e.g., group retirement plans) are exempt due to economies of scale in distribution. See the prospectus for additional share purchase information.

Transfer and shareholder servicing agentS

                Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust Company, N. A., has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

                Calvert Investment Services, Inc. ("CIS"), a subsidiary of Calvert Investments, Inc., has been retained by the Funds to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

                For these services, BFDS receives a fee based on the number of shareholder accounts and transactions, while CIS receives a fee based on the asset class (money market, fixed income and equities) and the resources necessary to support the various services each asset class requires.  CIS may contract with subagents, at the Funds' expense, to provide recordkeeping and sub-accounting services to the Funds.  The following chart shows the shareholder servicing fees paid to CIS by the Funds for the past three fiscal years:

	2010	2011	2012
Small Cap	$28,035	$88,910	$91,289
Global Alternative Energy	$204,934	$197,713	$147,029
Global Water	$22,595	$40,852	$45,076

portfolio transactions

                Each Fund’s Advisor and Subadvisor place orders with broker-dealers for the Fund’s portfolio transactions.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees. Fixed income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

                                                                                                 37

Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Funds' Advisor and Subadvisor make investment decisions and select brokers and dealers under the direction and supervision of the Board of Directors.

                Broker/dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity, and financial condition, subject to the Advisor's/Subadvisor's obligation to seek best execution.  The Funds have adopted a policy that prohibits the Advisor and their respective Subadvisors from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

For the last three fiscal years, total brokerage commissions paid were as follows:

	2010	2011	2012
Small Cap	$236,414	$45,057	$9,280
Global Alternative Energy	$206,259	$130,744	$71,155
Global Water	$42,361	$94,272	$117,350

                The decrease in brokerage commissions for Small Cap in 2011 was due to a reduced level of portfolio trading after the higher level of trading associated with the portfolio transition from a manager change in 2010; the decrease in 2012 was due to less frequent rebalancing of the Fund’s portfolio.  Global Alternative Energy’s decrease in brokerage commissions in 2011 was due to a decrease in Fund net assets; the decrease in 2012 was due to lower transaction volume as a result of fewer Fund redemptions. The increase in brokerage commission for Global Water in 2011was due to the growth in the asset base and increased trading activity due to market volatility.

None of the Funds paid any brokerage commissions to affiliated persons during any of the last three fiscal years (as applicable).

The Funds' Advisor and Subadvisor select brokers on the basis of best execution.  In some cases they select brokers that provide research and research-related services to them. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Subadvisors of the Funds. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Advisor or Subadvisor, the Funds or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. It is the policy of the Advisor that such research services will be used for the benefit of the Funds as well as other Calvert funds and managed accounts.

For the fiscal year ended September 30, 2012, the Advisor and/or Subadvisor allocated brokerage commissions for soft dollar research services in the following amounts:

	Amount of Transactions	Related Commissions
Small Cap	$9,846,288	$8,236

                                                                                                 38

As of September 30, 2012, the Funds held no securities of their "regular broker/dealers" (as defined in the 1940 Act) or of the parents of those broker/dealers.

The portfolio turnover rates for the last two fiscal years were as follows:

	2011	2012
Small Cap	9%	3%
Global Alternative Energy	65%	52%
Global Water	125%	116%

The decrease in portfolio turnover for Small Cap in 2011 was due to a reduced level of portfolio trading after a higher level of trading associated with the 2010 portfolio transition from the Fund’s manager change in July 2010. The increase in portfolio turnover for Global Water was due to a more volatile market environment, where the Fund was more actively managed in order to take advantage of price movements.

PORTFOLIO HOLDINGS DISCLOSURE

                The Funds have adopted a Portfolio Holdings Disclosure Policy (“Disclosure Policy”) that is designed to prevent the inappropriate disclosure of or the misuse of non-public information regarding a Fund’s portfolio holdings.

Publicly Available Portfolio Holdings

                Information regarding a Fund’s portfolio holdings is publicly available: (1) at the time such information is filed with the Commission in a publicly available filing; or (2) the day next following the day when such information is posted on the www.calvert.com website. This information may be a Fund’s complete portfolio holdings, such as those disclosed in its semi-annual or annual reports and filed with the Commission on Form N-CSR or in its quarterly holding reports filed with the SEC on Form N-Q after a Fund’s first and third quarters. In addition, each Calvert Money Market Fund discloses month-end portfolio holdings information on www.calvert.com  within five business days after the end of each month and files more detailed month-end portfolio holdings information with the SEC on Form N-MFP within five business days after the end of each month. The information contained in the Form N-MFP is made available to the public on the SEC’s website 60 days after the end of the month to which the information pertains.

From time to time, a Fund may disclose on www.calvert.com whether it holds a particular security, in response to media inquiries. A Fund’s publicly available portfolio holdings may be provided to third parties without prior approval under the Disclosure Policy.

Non-Public Portfolio Holdings

The Funds’ Disclosure Policy, as described generally below, allows the disclosure of a Fund’s non-public portfolio holdings for the Fund’s legitimate business purposes, subject to certain conditions, to: (1) rating and ranking organizations; (2) certain service providers; and (3) certain other recipients. Non-public portfolio holdings may not be disclosed to members of the media under any circumstance.

Subject to approval from the Legal Department of Calvert Investments, Inc., a representative from the Administrator may provide a Fund’s non-public portfolio holdings to a recognized rating and ranking organization, without limitation on the condition that the non-public portfolio holdings will be used solely for the purposes of developing a rating and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A service provider or other third party that receives information about a Fund’s non-public portfolio holdings where necessary to enable the provider to perform its contractual services for the Fund (e.g.,  a person that performs account maintenance and record keeping services) may receive non-public portfolio holdings without limitation on the condition that the non-public portfolio holdings will be used solely for the purpose of servicing the Fund and subject to a written agreement requiring confidentiality and prohibiting the use of the information for trading.

A Fund’s partial or complete portfolio holdings may be disclosed to certain other recipients, current and prospective shareholders of the Funds and current and prospective clients of the Advisor, provided that: (1) the recipient makes a specific request to the General Counsel of Calvert Investments, Inc. (or his designee) (“Authorized Individual”); (2) the Authorized Individual determines that the Fund has a legitimate business purpose for disclosing non-public portfolio holdings information to the recipient; (3) the Authorized Individual (if other than the General Counsel) obtains prior approval from the Legal Department; and (4) the recipient signs a confidentiality agreement that provides that the non-public portfolio holdings will be kept confidential, may not be used to trade, and may not be disseminated or used for any purpose other than the purpose approved by the Authorized Individual.  The Disclosure Policy further provides that, in approving a request, the Authorized Individual considers the recipient’s need for the relevant holdings information, whether the disclosure will benefit the Fund, or, at a minimum, not harm the Fund, and what conflicts may result from such disclosures.

                                                                                                 39

Under the Disclosure Policy, neither a Fund, the Advisor nor any other party is permitted to receive compensation or other consideration from or on behalf of the recipient in connection with disclosure to the recipient of the Fund’s non-public portfolio holdings. The Disclosure Policy is subject to annual review by the Fund’s Board of Directors. The Fund’s Board of Directors shall also receive annual reports from Fund Management on those entities to whom such disclosure has been made.

Ongoing Arrangements

The following is a list of those entities to whom information about the Fund’s portfolio securities is made available and the frequency (following a 15 day lag), including the identity of the persons who receive information pursuant to such arrangements. In all such cases, disclosure is made subject to a written confidentiality agreement, which includes provisions preventing use of the information to trade.

Name of Entity	Information Provided	Frequency Provided
Aris Corporation	Portfolio Holdings	Quarterly
Asset Consulting Group	Portfolio Holdings	Quarterly
Asset Strategy Consultants	Portfolio Holdings	Quarterly
Bank of Oklahoma Trust Company	Portfolio Holdings	Quarterly
Baybridge Consulting	Portfolio Holdings	Quarterly
Bidart & Ross	Portfolio Holdings	Quarterly
Bloomberg	Portfolio Holdings	Monthly
Blue Prairie Group	Portfolio Holdings	Quarterly
Callan Associates	Portfolio Characteristics, Top Holdings	Quarterly
Cambridge Associates	Portfolio Holdings	Quarterly
Capital Market Consultants, LLC	Portfolio Holdings	Quarterly
Care Group	Portfolio Holdings	Quarterly
Citigroup Consulting	Portfolio Holdings	Quarterly
Colonial Consulting	Portfolio Holdings	Quarterly
Cammack Larhette Consulting/Cammack Larhette Securities	Portfolio Holdings	Quarterly
Consulting Services Group	Portfolio Holdings	Quarterly
Cook Street Consulting	Portfolio Holdings	Quarterly
Dahab Consulting	Portfolio Holdings	Quarterly
DiMeo Schneider & Associates, L.L.C.	Portfolio Holdings	Quarterly
Evaluation Associates	Portfolio Holdings	Quarterly
FactSet	Portfolio Holdings	Monthly
Fulton Financial/Claremont Investments	Portfolio Holdings	Quarterly
Fund Evaluation Group	Portfolio Holdings	Quarterly
Hartland & Co.	Portfolio Holdings	Quarterly
HC Asset Management	Portfolio Holdings	Quarterly
Hewitt Ennisknupp	Portfolio Holdings	Quarterly
Innovest Portfolio Solutions	Portfolio Holdings	Quarterly
Institutional Consulting Group	Portfolio Holdings	Quarterly
Institutional Shareholder Services	Portfolio Holdings	Quarterly
Investment Company Institute	Portfolio Holdings (Money Market Funds only)	Quarterly
KPMG	Portfolio Holdings	Annually
LCG Associates	Portfolio Holdings	Quarterly
Mass Mutual	Portfolio Holdings	Quarterly
Mees Pierson	Portfolio Holdings, Portfolio Characteristics, Asset Allocation	Quarterly
Mennonite Foundation	Portfolio Holdings	Quarterly
Mercer Consulting, Inc.	Portfolio Characteristics, Top Holdings	Quarterly
Millennium Trust Company	Portfolio Holdings	Quarterly
Milliman & Associates	Portfolio Holdings	Quarterly
Monroe Vos Consulting	Portfolio Holdings	Quarterly
Monticello & Associates	Portfolio Holdings	Quarterly
Morningstar	Portfolio Holdings	Monthly
New England Pension Consulting	Portfolio Characteristics, Top Holdings	Quarterly
Patagonia	Portfolio Holdings	Quarterly
Prime Buchholz	Portfolio Holdings	Quarterly
PWC	Portfolio Holdings	Quarterly
R.V. Kuhns	Portfolio Holdings	Quarterly
Reliance Financial	Portfolio Holdings	Quarterly
Rocaton Investment Advisors	Portfolio Holdings	Quarterly
Rogers Casey	Portfolio Holdings	Quarterly
Sierra Fund	Portfolio Holdings	Quarterly
Smith Hayes Consulting	Portfolio Holdings	Quarterly
State of Idaho	Portfolio Holdings	Quarterly
Summit Investment Partners	Portfolio Holdings	Quarterly
Summit Strategies	Portfolio Holdings	Quarterly
Thomson Reuters/Lipper	Portfolio Holdings	Monthly
TIAA-CREF Trust Company	Portfolio Holdings	Quarterly
TRUSCO	Portfolio Holdings	Quarterly
Uhrlaub	Portfolio Holdings	Quarterly
Watson Wyatt	Portfolio Holdings	Quarterly
Wells Fargo Private Client Group	Portfolio Holdings	Quarterly
Wilshire Associates	Portfolio Holdings	Quarterly
Woodcock Financial	Portfolio Holdings	Quarterly
Wurts and Associates	Portfolio Holdings	Quarterly

                                                                                                 40

Personal securities transactions

                The Funds, the Advisor, Subadvisor, and distributor have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards of the Advisor as defined in the rule when dealing with the public. The Code of Ethics permits the investment personnel of Calvert Impact Fund, Inc. to invest in securities that may be purchased or held by a Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this SAI for the Global Proxy Voting Guidelines of the Calvert Funds. The Guidelines include the policies and procedures that the Funds use in determining how to vote proxies relating to portfolio securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of a Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its Advisor, or principal underwriter.

                                                                                                 41

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS

TO THE BOARD OF DIRECTORS

Any shareholder who wishes to send a communication to the Board of Directors of the Funds should send the communication to the attention of the Funds’ Secretary at the following address:

Calvert Funds

                Attn: [Name of Fund] Secretary

                4550 Montgomery Avenue

                Bethesda, Maryland 20814

All communications should state the specific Calvert Fund to which the communication relates.  After reviewing the communication, the Fund's Secretary will forward the communication to the Board of Directors.

In its function as a nominating committee, the Governance Committee of the Board of Directors will consider any candidates for vacancies on the Board from any shareholder of a Fund who has held his or her shares for at least five years.  Shareholders of a Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund's Secretary at 4550 Montgomery Avenue, Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Director. A shareholder wishing to recommend to the Governance Committee a candidate for election as a Director may request the Fund's Policy for the Consideration of Director Nominees by contacting the Fund's Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Director or to a Committee of the Fund's Board of Directors, the communication should be specifically addressed to such individual Director or Committee and sent in care of the Fund's Secretary at the address above.  Communications to individual Directors or to a Committee sent in care of the Fund's Secretary will be forwarded to the individual Director or to the Committee, as applicable.

Independent Registered public accounting firm and custodian

                KPMG LLP serves as the independent registered public accounting firm for the Funds.  State Street Bank & Trust Company, N.A., serves as custodian of the Funds' investments. The custodian has no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

general information

                Each Fund is a series of Calvert Impact Fund, Inc., an open-end management investment company organized as a Maryland corporation on August 10, 2000. Small Cap is diversified, and Global Alternative Energy and Global Water are non-diversified.  Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Small Cap offers four separate classes of shares: Class A, Class B, Class C and Class I; Global Alternative Energy offers four separate classes of shares: Class A, Class C, Class I and Class Y; and Global Water offers three separate classes of shares: Class A, Class C and Class Y. Class B shares of Small Cap are not offered for purchase, except through reinvestment of dividends and/or distributions and through exchanges, as described under “Choosing a Share Class” in the Fund’s Prospectus.  Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon the liquidation of a Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as Distribution Plans, will be voted on separately by the affected class(es).

                                                                                                 42

control persons and principal holders of securities

          As of January 1, 2013, to the Funds’ knowledge, the following shareholders owned of record or beneficially 5% or more of the outstanding voting securities of the class of the Funds as shown:

Fund Name

Name and Address	% of Ownership

Small Cap

Calvert Investment Distributors, Inc.	5.56% of Class A
FBO DC 529 Plan
Washington, DC

American Enterprise Investment Serv	5.84% of Class B
FBO #41999970
Minneapolis, MN

First Clearing, LLC	5.47% of Class B
Special Custody Acct for the Exclusive Benefit of Customers
St. Louis, MO

MLPF&S	11.43% of Class C
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

First Clearing, LLC	7.90% of Class C
Special Custody Acct for the Exclusive Benefit of Customers
St. Louis, MO

Calvert Investment Distributors, Inc.	36.28% of Class I
Moderate Allocation Fund
Bethesda, MD

Calvert Investment Distributors, Inc.	33.31% of Class I
Aggressive Allocation Fund
Bethesda, MD

Fidelity Investments Institutional Operations Co.	7.96% of Class I
As Agent for Certain Employee Benefit Plans
Covington, KY

Mori & Co.	7.74% of Class I
Kansas City, MO

Global Alternative Energy

American Enterprise Investment Serv	12.33% of Class A
FBO #41999970
Minneapolis, MN

UBS WM USA	5.88% of Class A
Omni Account M/F
Attn Department Manager
Weehawken, NJ

MLFP&S	17.71% of Class C
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

First Clearing, LLC	9.71% of Class C
Special Custody Acct for the Exclusive Beneift of Customers
St. Louis, MO

American Enterprise Investment Serv	7.83% of Class C
FBO #41999970
Minneapolis, MN

Raymond James	5.39% of Class C
Omnibus for Mutual Funds
Attn Courtney Waller
St. Petersburg, FL

RBC Capital Markets LLC	47.44% of Class I
Edward W. Hazen Foundation
Attn Lori Bezahler
New York, NY

Sterne Agee & Leach, Inc.	37.62% of Class I
A/C 7605-9998
Birmingham, AL

Lutheran Community Foundation	14.94% of Class I
Minneapolis, MN

First Clearing LLC	75.72% of Class Y
Special Custody Acct for the Exclusive Benefit of Customers
Saint Louis, MO

                                                                                                 43

Global Water

American Enterprise Investment Serv	14.47% of Class A
FBO #41999970
Minneapolis, MN

First Clearing, LLC	6.63% of Class A
Special Custody Acct for the Exclusive Benefit of Customers
Saint Louis, MO

Charles Schwab & Co., Inc.	5.45% of Class A
Reinvest Acct
Attn Mutual Funds Dept
San Fransisco, CA

First Clearing LLC	10.55% of Class C
Special Custody Acct for the Exclusive Benefit of Customers
Saint Louis, MO

MLPF&S	7.68% of Class C
For the Sole Benefit of Its Customers
Attn Fund Administration
Jacksonville, FL

American Enterprise Investment Serv	6.80% of Class C
FBO #41999970
Minneapolis, MN

National Financial Service Corp.	39.22% of Class Y
For the Exclusive Benefit of Our Customer
Attn Mutual Funds Dept
New York, NY

First Clearing LLC	24.84% of Class Y
Special Custody Account for the Exclusive Benefit of Customers
Saint Louis, MO

MLFP&S	12.07% of Class Y
For the Sole Benefit of its Customers
Attn Fund Administration
Jacksonville, FL

LPL Financial	5.78% of Class Y
A/C 1000-0005
San Diego, CA

SEI Private Trust Company	5.69% of Class Y
C/O Mellon Bank ID 225
Attn MF Admin
Oaks, PA

                                                                                                 44

fund service providers

INVESTMENT ADVISOR

Calvert Investment Management, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder Servicing agent

Calvert Investment Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Investment Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

ADMINISTRATIVE SERVICES AGENT

Calvert Investment Administrative Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania 19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

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APPENDIX A

GLOBAL PROXY VOTING GUIDELINES

FOR

CALVERT FAMILY OF FUNDS

I.              Introduction

Calvert believes that healthy corporations are characterized by sound corporate governance and overall corporate sustainability and social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

•         Long-Term Value.  Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

•         Accountability.   Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

•           Sustainability.   Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

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On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

  When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.
  When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.
  When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Fund's Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and is also available on the Securities and Exchange Commission’s website at www.sec.gov.

II.            CORPORATE GOVERNANCE

A.            Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

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Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

•         The Fund advisor will oppose  slates of directors without at least a majority of independent directors.

•         The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

•         The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

•         The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

•         The Fund advisor will oppose  slates of directors that result in a board that does not include both women and people of color.

•         The Fund advisor will support  proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

•         The Fund advisor will oppose  slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

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•         The Fund advisor will ordinarily oppose  director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

•         The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

•         The Fund advisor will ordinarily support  the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

•         The Fund advisor will ordinarily support  proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose  proposals seeking to indemnify directors for all acts.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

•         The Fund advisor will oppose  excessive awards of stock or stock options to directors.

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Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•         The Fund advisor will evaluate director nominees on case-by-case  basis in contested election of directors.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

•         The Fund advisor will ordinarily support  proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

•         The Fund advisor will generally support  both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

•         The Fund advisor will ordinarily oppose  supermajority vote requirements.

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.    We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

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•         The Fund advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

•         The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

•         The Fund advisor will ordinarily support  proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

•         The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.   This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

•         The Fund advisor will ordinarily oppose  proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

•         The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

•         The Fund advisor will ordinarily oppose  proposals seeking ratification of the auditor when fees for non-audit consulting services exceed 25 % of all fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

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•         The Fund advisor will ordinarily support  proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

•         The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

•         The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

In a number of countries companies routinely appoint internal statutory auditors.

•         The Fund advisor will ordinarily support  the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

•         The Fund advisor will ordinarily support  proposals that call for the annual election of auditors by shareholders.

Audit Committee

•         The Fund advisor will ordinarily oppose  members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

•         The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

•         The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

•         The Fund advisor will ordinarily support  proposals that call for an annual financial audit by external and independent auditors.

•         The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of corporate governance codes and structures.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of related party transactions.

•         The Fund advisor will ordinarily support  proposals that call for disclosure of the board nominating process.

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B.            Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Employee Compensation

•         The Fund advisor will ordinarily support  proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

CEO and Executive Compensation

•         The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

•         The Fund advisor will support  proposals seeking to establish an annual shareholder advisory vote on compensation.

•         The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company’s executive officers’ compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation. The Fund advisor will ordinarily oppose compensation proposals if the company’s compensation program is not adequately described, if incentive compensation is awarded despite a failure to meet established performance targets, or if the company awards termination payments that are not justified by the company’s prior performance.

Compensation Committee

•         The Fund advisor may oppose  members of the compensation committee when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

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•         The Fund advisor will examine and ordinarily oppose  proposals for re-pricing of underwater options.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

•         The Fund advisor will ordinarily support  proposals requiring that all option plans and option re-pricing are submitted for shareholder approval.

•         The Fund advisor will ordinarily oppose  proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

•         The Fund advisor will ordinarily support  proposals to approve stock option plans for outside directors subject to the same constraints previously described.

•         The Fund advisor will support  proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose  any ESOP whose primary purpose is to prevent a corporate takeover.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

•         The Fund advisor will ordinarily support  proposals requesting that companies expense stock options.

Pay Equity

•         The Fund advisor will support  proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

•         The Fund advisor will support  proposals requesting that management report on the ratio between CEO and employee compensation.

•         The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

•         The Fund advisor will support  proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

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•         The Fund advisor will support  proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

•         The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

•         The Fund advisor will oppose  the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

C.            Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

•         The Fund advisor will support  proposals that consider non-financial impacts of mergers.

•         The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

•         The Fund advisor will ordinarily oppose  proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

•         The Fund advisor will ordinarily support  proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose  proposals requiring companies to opt into state anti-takeover statutes.

Charter and By-Laws

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

•         The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support  such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

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Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

•         The Fund advisor will ordinarily support  proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

•         The Fund advisor will review on a case-by-case  basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

•         The Fund advisor will ordinarily oppose  proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

•         The Fund advisor will ordinarily support  proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

•         The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose  the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

•         The Fund advisor will ordinarily oppose  the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose  increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

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•         The Fund advisor will support  proposals calling for shareowner approval of poison pills or shareholder rights plans.

•         The Fund advisor will ordinarily oppose  poison pills or shareowner rights plans.

Greenmail

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

•         The Fund advisor will ordinarily support  anti-greenmail provisions and oppose  the payment of greenmail.

III.          CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.            Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.    As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

•         The Fund advisor will ordinarily support  proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

•         The Fund advisor will ordinarily support  proposals requesting that companies conduct social and/or environmental audits of their performance.

B.            Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

•         The Fund advisor will ordinarily support  proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

•         The Fund advisor will ordinarily support  proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

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•         The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

•         The Fund advisor will support  proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change/Global Warming

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming—including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective—and often cost-saving—steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using guidelines such as those prepared by the Carbon Disclosure Project.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting some forms of renewable energy resources for fossil fuels.

•         The Fund advisor will support  proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

•         The Fund advisor will support  proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems in areas of water scarcity.

•         The Fund advisor will support  proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water.

•         The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

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•         The Fund advisor will ordinarily support  proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

•         The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

C.            Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

•         The Fund advisor will ordinarily support  proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

•         The Fund advisor will ordinarily support  proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

•         The Fund advisor will ordinarily support  proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.

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Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will ordinarily support  proposals asking companies to report on efforts to comply with federal EEO mandates.

•         The Fund advisor will support  proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

•         The Fund advisor will ordinarily support  proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will ordinarily support  proposals seeking reports on a company’s initiatives to create a workplace free of discrimination on the basis of sexual orientation and gender identity and/or expression.

•         The Fund advisor will oppose  proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

•         The Fund advisor will support  proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

•         The Fund advisor will ordinarily support  resolutions asking companies to create or expand upon relocation programs for displaced workers.

D.            International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact and the Voluntary Principles on Security and Human Rights. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

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•         The Fund advisor will ordinarily support  proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

•         The Fund advisor will ordinarily support  proposals requesting a report discussing how investment policies address or could address human rights issues.

•         The Fund advisor will ordinarily support  proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

•         The Fund advisor will ordinarily support  proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

•         The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

•         The Fund advisor will support  proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in places such as the Maquiladoras in Mexico, Southeast Asia, South Asia, Eastern Europe, the Caribbean or Central America. Companies often move to these places under U.S. government-sponsored programs to promote trade and economic development in these regions.  In addition, companies have located in these regions to take advantage of lower labor costs as well as fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of labor standards and the environmental integrity of communities.

  The Fund advisor will ordinarily support  proposals calling for reports on treatment of workers and protection of human rights in international operations such as in the Maquiladoras or elsewhere.
  The Fund advisor will ordinarily support  proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

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•         The Fund advisor will ordinarily support  proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

•         The Fund advisor will ordinarily support  proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.            Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.

•         The Fund advisor will ordinarily support  proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

•         The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

F.            Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

•         The Fund advisor will review on case-by-case  basis proposals requesting that companies report on the impacts of their products on consumers and communities and will ordinarily support  such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

•         The Fund advisor will ordinarily support  proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union)posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

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•         The Fund advisor will ordinarily support  resolutions asking companies to disclose product ingredients.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose policies related to toxic chemicals.

•         The Fund advisor will examine and vote on a case-by-case  basis asking companies to reformulate a product by a given date, unless this reformulation is required by law in selected markets.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies which engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

•         The Fund advisor will ordinarily support  proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

•         The Fund advisor will ordinarily support  proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

•         The Fund advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

•         The Fund advisor will ordinarily support  proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless: the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

•         The Fund advisor will ordinarily support  resolutions asking companies not to invest in the stocks of tobacco companies.

•         The Fund advisor will ordinarily support  resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.            Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

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•         The Fund advisor will ordinarily support  proposals calling for reports on the type and volume of defense contracts.

H.            Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

•         The Fund advisor will ordinarily support  proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

•         The Fund advisor will support  proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to sub prime borrowers without providing adequate disclosure.  Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

•         The Fund advisor will support  proposals calling on companies to address and eliminate predatory lending practices.

•         The Fund advisor will support  proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

•         The Fund advisor will support  proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

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Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

•         The Fund advisor will ordinarily support  resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.             Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

•         The Fund advisor will ordinarily support  resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

•         The Fund advisor will ordinarily support  resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.             Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

IV.           CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections I and II, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor, sub-advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000

Last Revised September 2011

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APPENDIX B

CORPORATE BOND AND COMMERCIAL PAPER RATINGS  (source:  Standard & Poor's Ratings Services)

Bonds

AAA:     An obligation rated AAA has the highest rating assigned by Standard & Poor's.  The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA:        An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.

A:            An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:       An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:          An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor's inability to meet its financial commitment on the obligation.

B:            An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC:       An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:          An obligation rated CC is currently highly vulnerable to nonpayment.

C:            An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or  where similar action has been taken but payment on the obligation is being continued.

D:            An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Notes

SP-1: These issues are considered as having  a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:  These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:  These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:  This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: This rating indicates a satisfactory degree of safety regarding timely payment.

A-3: This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

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Long-Term Obligation Ratings (source: Moody's Investors Service)

                Moody's long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:        Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:          Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:            Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:        Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:          Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:            Obligations rated B are considered speculative and are subject to high credit risk.

Caa:        Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:          Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:            Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Ratings  (source: Moody's Investors Service)

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:         Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:         Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:         Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:          Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Part C. Other Information

Item 28.       Exhibits

(a)	Articles of Incorporation incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(b)	By-laws incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(c)	Instruments Defining Rights of Security Holders (not applicable).

(d)(1)

Investment Advisory Agreement with Calvert Asset Management Company, Inc. incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017. Revised and Restated Schedule A to Investment Advisory Agreement, incorporated by reference to Registrant’s Post-Effective Amendment No. 31, May 25, 2011, accession number 0001121624-11-000037. Amendment to Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 34, January 30, 2012, accession number 0001438390-12-000002. Addendum to Investment Advisory Agreement, filed herewith..

(d)(3)

Form of Investment Subadvisory Agreement (Kleinwort Benson Investors International Ltd.), incorporated by reference to Registrant's Post-Effective Amendment No. 23, January 31, 2011, accession number 0001121624-11-000002. Amendment to Subadvisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 34, January 30, 2012, accession number 0001438390-12-000002.

(e)	Underwriting (Distribution) Agreement with Schedules I, II and III, incorporated by reference to Registrant’s Post-Effective Amendment No. 31, May 25, 2011, accession number 0001121624-11-000037.

(f)	Directors' Deferred Compensation Agreement incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(g)

Custodial Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 4, February 26, 2001, accession number 0001121624-01-000027.  Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 10, February 9, 2007, accession number 0001121624-07-000004. Amended Schedule to Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(h)(1)

Amended Master Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013.  Amended Schedule A to Transfer Agency and Service Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013. Amended Schedule A to Master Transfer Agency Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016. Amendment to Master Transfer Agency and Service Agreement, filed herewith.

(h)(2)	Amended and Restated Servicing Agreement, filed herewith.

(h)(3)

Administrative Services Agreement with Calvert Administrative Services Company incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.  Amended Schedule A to Administrative Services Agreement with CASC incorporated by reference to Registrant's Post-Effective Amendment No. 5, June 9, 2004, accession number 0001121624-04-000012. Amended Addendum to Schedule A to Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 10, May 30, 2007, accession number 0001121624-07-000013. Addendum to Schedule A of Administrative Services Agreement incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016. Addendum to Schedule A of Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 15, October 31, 2008, accession number 0001121624-08-000021.  Addendum to Schedule A to Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 32, July 28, 2011, accession number 0001438390-11-000014.

(h)(4)	Research Agreement with Consultant Stephen H. Moody, incorporated by reference to Registrant's Post-Effective Amendment No. 23, January 31, 2011, accession number 0001121624-11-000002.

(h)(5)	Research Agreement with Consultant Norris A. Dodson IV, incorporated by reference to Registrant's Post-Effective Amendment No. 23, January 31, 2011, accession number 0001121624-11-000002.

(i)	Opinion and Consent of Counsel, filed herewith.

(j)	Consent of Independent Auditors, filed herewith.

(k)	Omitted Financial Statement (not applicable).

(l)	Letter regarding initial capital incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.

(m)

Plan of distribution, Class A, B, and C incorporated by reference to Registrant's Pre-Effective Amendment No. 3, November 1, 2000, accession number 0001121624-00-000017.  Amended Schedule to Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 8, January 30, 2006, accession number 0001121624-06-000002. Amended Schedules to Plans of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 10, February 9, 2007, accession number 0001121624-07-000004. Amended Schedules to Plans of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 13, September 15, 2008, accession number 0001121624-08-000016.

(n)	Amended and Restated Rule 18f-3 Multiple Class Plan, incorporated by reference to Registrant's Post-Effective Amendment No. 34, January 30, 2012, accession number 0001438390-12-000002.

(o)	Power of Attorney Forms, filed herewith.

(p)(1)	Code of Ethics for Calvert Investment Management, filed herewith.

(p)(2)	Code of Ethics for Sub-Adviser (Bridgeway Capital Management, Inc.), incorporated by reference to Registrant's Post-Effective Amendment No. 23, January 31, 2011, accession number 0001121624-11-000002.

(p)(3)	Code of Ethics for Sub-Adviser (Kleinwort Benson), incorporated by reference to Registrant's Post-Effective Amendment No. 23, January 31, 2011, accession number 0001121624-11-000002.

Item 29.        Persons Controlled by or Under Common Control With Registrant

                       Not applicable.

Item 30.       Indemnification

Registrant's By-Laws, Item 28(b) of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $10 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $13 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 31. Business and Other Connections of Investment Advisor

Name	Name of Company, Principal Business and Address	Capacity
Barbara J. Krumsiek

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer, Trustee/ Director

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

Ronald M. Wolfsheimer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

William M. Tartikoff

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Susan Walker Bender
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Ivy Wafford Duke
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Lancelot King
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Andrew Niebler
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Augusto Macedo
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Catherine Roy
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Bennett Freeman
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Stu Dalheim
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Hui Ping Ho

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Patrick Faul
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Natalie Trunow	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer and Director

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Social Index Series, Inc.
Calvert Impact Fund, Inc.
Calvert Variable Series, Inc.
Calvert World Values Fund, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

James McGlynn
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

John Nichols
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Michael Abramo	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Matthew Duch	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Thomas Dailey
	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

First Variable Rate Fund for
Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert Variable Series, Inc.
Calvert Variable Products, Inc.
  Investment Companies
4550 Montgomery Avenue
Bethesda, Maryland 20814

Officer

Robert Enderson
	Calvert Investments, Inc. Holding Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Administrative Services, Inc. Service Company 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Management, Inc. Investment Advisor 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Services, Inc. Shareholder Servicing Agent 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

	Calvert Investment Distributors, Inc. Broker-Dealer 4550 Montgomery Avenue Bethesda, Maryland 20814	Officer

Item 32. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of the following investment companies other than Registrant:

First Variable Rate Fund for Government Income
Calvert Tax-Free Reserves
Calvert Social Investment Fund
Calvert Cash Reserves
The Calvert Fund
Calvert World Values Fund, Inc.
Calvert Social Index Series, Inc.
Calvert Variable Series, Inc.
Calvert SAGE Fund
Calvert Variable Products, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) and Offices with Underwriter	Position(s) and Offices with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Trustee and President
Ronald M. Wolfsheimer	Director, Executive Vice President and Chief Financial and Administrative Officer	Treasurer
William M. Tartikoff	Senior Vice President and Secretary	Vice President and Secretary
Alison Smith	Vice President	None
Stan Young	Vice President	None
Robert Enderson	Vice President	None
Christine Teske	Senior Institutional Vice President	None
Jackie Zelenko	Vice President	None
Matthew Alsted	Vice President	None
Geoffrey Ashton	Senior Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Marc DiFilippo	Regional Vice President	None
Todd Dahlstrom	Regional Vice President	None
Anthony Eames	Senior Regional Vice President	None
Steve Himber	Senior Institutional Vice President	None
Dave Mazza	Vice President, Institutional Sales	None
Ben Ogbogu	Regional Vice President	None
Steve Yoon	Regional Vice President	None
David McClellan	Regional Vice President	None
Neil Orlofske	Regional Vice President	None
Lenore Reiner	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Andrew Niebler	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Augusto Macedo	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

                (c)      Inapplicable.

Item 33. Location of Accounts and Records

                Ronald M. Wolfsheimer, Treasurer
                and
                William M. Tartikoff, Secretary
                Calvert Impact Fund, Inc.
                4550 Montgomery Avenue, Suite 1000N
                Bethesda, Maryland 20814

Item 34. Management Services

                Not Applicable

Item 35. Undertakings

                Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland on the 30th day of January 2013.

CALVERT IMPACT FUND, INC.

By:

___________**_________________
Barbara J. Krumsiek
Senior Vice President and Director

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on the 30th day of January 2013 by the following persons in the capacities indicated.

Signature	Title

__________**____________ D. WAYNE SILBY	PRESIDENT AND DIRECTOR

__________**____________ JOHN G. GUFFEY, JR.	DIRECTOR

__________**____________ BARBARA J. KRUMSIEK	SENIOR VICE PRESIDENT AND DIRECTOR

__________**____________ RONALD M. WOLFSHEIMER	TREASURER (PRINCIPAL ACCOUNTING OFFICER)

__________**____________ REBECCA L. ADAMSON	DIRECTOR

__________**____________ RICHARD L. BAIRD, JR.	DIRECTOR

__________**_____________ JOY V. JONES	DIRECTOR

__________**____________ TERRENCE J. MOLLNER	DIRECTOR

__________**____________ MILES D. HARPER, III	DIRECTOR

**By: /s/ Lancelot A. King
                Lancelot A. King

Executed by Lancelot A. King, Attorney-in-fact on behalf of those indicated, pursuant to Power of Attorney Forms, filed herewith.

Calvert Impact Fund, Inc.
Post-Effective Amendment No. 33
Registration No. 333-44064
EXHIBIT INDEX

Exhibit No.	Description

28(d)	Addendum to Investment Advisory Agreement
28(h)(1)	Amendment to Master Transfer Agency Agreement
28(h)(2)	Amended and Restated Servicing Agreement
28(i)	Opinion and Consent of Counsel
28(j)	Consent of Independent Auditors
28(o)	Power of Attorney forms
28(p)	Code of Ethics (CIM)